UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      File No. 033-65512

Pre-Effective Amendment No.                                     |_|


Post-Effective Amendment No. 13                                 |X|


                                       and

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940  File No. 811-6484


Amendment No. 23                                                |X|


                        (Check appropriate box or boxes.)


                   NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                 NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
--------------------------------------------------------------------------------
                               (Name of Depositor)


                  300 CONTINENTAL DRIVE, NEWARK, DELAWARE 19713
--------------------------------------------------------------------------------
   (Address of Depositor's Principal Executive Offices)    (Zip Code)


Depositor's Telephone Number, including Area Code          (302) 452-4000
                                                           ---------------------



                    PATRICIA R. HATLER, ASSISTANT SECRETARY,
                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)




Approximate Date of Proposed Public Offering        MAY 1, 2005

                                               ---------------------------------



     It is proposed that this filing will become effective (check appropriate box)

|_|  immediately upon filing pursuant to paragraph (b)

|X|  on May 1, 2005 pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered     FLEXIBLE PREMIUM DEFERRED
                                         VARIABLE ANNUITY CONTRACT
                                         ---------------------------------------

----------------------------------------------------------------        ========================================================
                                                                        THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
       INTERESTS IN INDIVIDUAL FLEXIBLE PREMIUM DEFERRED                APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED
                  VARIABLE ANNUITY CONTRACTS                            UPON THE ADEQUACY OF THIS PROSPECTUS.  ANY
                           Issued by                                    REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
          NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A
                              and
        NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
                                                                        ========================================================
                                                                        ========================================================

                                                                                              PROSPECTUS

       SERVICE CENTER            MAIN ADMINISTRATIVE OFFICES                                  May 1, 2005

   300 CONTINENTAL DRIVE           1000 CHESTERBROOK BLVD.
   NEWARK, DELAWARE 19713           BERWYN, PENNSYLVANIA
                                            19312
                     PHONE: 1-800-688-5177
----------------------------------------------------------------

This prospectus describes an individual flexible premium deferred variable annuity contract ("Contract") issued by Nationwide Life and Annuity Company of America. This prospectus provides information that a prospective owner should know before investing in the Contract.

You can allocate your Contract's values to:

o Nationwide Provident VA Separate Account A (the "Variable Account"), which invests in the portfolios listed on this page; or

o    the Guaranteed Account, which credits a specified rate of interest.

A prospectus for each of the portfolios available through the Variable Account (the "Portfolios") must accompany this prospectus. Please read these documents before investing and save them for future reference.


To learn more about the Contract, you should read the Statement of Additional Information ("SAI") dated May 1, 2005. For a free copy of the SAI, please call or write to us at our Service Center.


The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents for the SAI appears on page 31 of this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information.

PLEASE NOTE THAT THE CONTRACT AND THE PORTFOLIOS:

o        ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS;
o        ARE NOT FEDERALLY INSURED;
o        ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY; AND
o        ARE SUBJECT TO RISKS, INCLUDING LOSS OF THE AMOUNT INVESTED.

It may not be advantageous to replace existing insurance with the Contract, or to finance the purchase of the Contract through a loan or through withdrawals from another contract.

The following Portfolios are available:

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
DREYFUS VARIABLE INVESTMENT FUND
o        Growth and Income Portfolio: Initial Shares
FEDERATED INSURANCE SERIES
o        Federated Capital Income Fund II
o        Federated Fund for U.S. Government Securities II
FIDELITY VARIABLE INSURANCE PRODUCTS ("VIP") FUND
o        VIP Equity-Income Portfolio: Initial Class*
o        VIP Growth Portfolio: Initial Class
o        VIP High Income Portfolio: Initial Class*
FIDELITY VIP FUND II
o        VIP Asset Manager Portfolio: Initial Class
o        VIP Contrafund(R) Portfolio: Initial Class
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o        Dreyfus GVIT International Value Fund: Class III+
o        Gartmore GVIT Government Bond Fund: Class IV
o        Gartmore GVIT Growth Fund: Class IV
o        Gartmore GVIT Mid Cap Growth Fund: Class IV
o        Gartmore GVIT Money Market Fund: Class IV
o        Gartmore GVIT Nationwide(R) Fund: Class IV
o        GVIT Equity 500 Index Fund: Class IV
o        GVIT Small Cap Value Fund: Class IV
o        GVIT Small Company Fund: Class IV
o        J.P. Morgan GVIT Balanced Fund: Class IV
o Van Kampen GVIT Comstock Value Fund: Class IV (formerly, Comstock GVIT Value Fund: Class IV)*
PREMIER VIT (FORMERLY, PIMCO ADVISORS VIT)
o        OpCap Equity Portfolio
o        OpCap Managed Portfolio
o        OpCap Small Cap Portfolio
SCUDDER VARIABLE SERIES I
o        Bond Portfolio: Class A
o        Growth and Income Portfolio: Class A
VAN ECK WORLDWIDE INSURANCE TRUST
o        Worldwide Bond Fund: Class R+
o        Worldwide Emerging Markets Fund: Class R+
o        Worldwide Hard Assets Fund: Class R+
o        Worldwide Real Estate Fund: Class R+
WELLS FARGO VARIABLE TRUST FUNDS (FORMERLY, STRONG VARIABLE INSURANCE
FUNDS, INC.)
o        Wells Fargo Advantage Discovery Fund VT: Investor Class

THE FOLLOWING PORTFOLIO IS ONLY AVAILABLE FOR POLICIES ISSUED BEFORE MAY 1,
2004:


WELLS FARGO VARIABLE TRUST FUNDS
o Wells Fargo Advantage Opportunity Fund VT: Investor Class (formerly, Strong Opportunity Fund II, Inc.: Investor Class)


EFFECTIVE MAY 1, 2004, THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO RECEIVE TRANSFERS OR NEW PREMIUM:

GVIT
o        Dreyfus GVIT International Value Fund: Class IV
SCUDDER VARIABLE SERIES I
o        International Portfolio: Class A
VAN ECK WORLDWIDE INSURANCE TRUST
o        Worldwide Bond Fund: Initial Class
o        Worldwide Emerging Markets Fund: Initial Class
o        Worldwide Hard Assets Fund: Initial Class
o        Worldwide Real Estate Fund: Initial Class

*This Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

+These Portfolios assess a short-term trading fee (see "Short-Term Trading
Fees").

TABLE OF CONTENTS


GLOSSARY......................................................
TABLE OF EXPENSES.............................................
CONTRACT SUMMARY..............................................
     The Contract
     Charges and Deductions
     Annuity Provisions
     Federal Tax Status
     Variable Account Financial Highlights
NLACA, THE VARIABLE ACCOUNT AND THE PORTFOLIOS................
     Nationwide Life and Annuity Company
         of America (NLACA)
     Nationwide Provident VA Separate Account A (Variable Account)
     The Funds
     Resolving Material Conflicts
     Addition, Deletion, or Substitution of Investments
DESCRIPTION OF ANNUITY CONTRACT...............................
     Purchasing a Contract
     Cancellation (Free Look) Period
     Premiums
     Allocation of Net Premiums
     Variable Account Value
     Transfer Privilege
     Disruptive Trading
     Dollar Cost Averaging
     Earnings Sweep Program
     Withdrawals and Surrender
     Death Benefit Before or After Maturity Date
     Proceeds on Maturity Date
     Telephone, Fax, or E-mail Requests
     Delays in Payments
     Modification
     Reports to Contract Owners
     Contract Inquiries
THE GUARANTEED ACCOUNT........................................
     Minimum Guaranteed and Current Interest Rates
     Calculation of Guaranteed Account Value
     Transfers from Guaranteed Account
     Payment Deferral
CHARGES AND DEDUCTIONS........................................
     Surrender Charge (Contingent Deferred Sales Charge)
     Administrative Charges
     Mortality and Expense Risk Charge
     Short-Term Trading Fees
     Investment Advisory Fees and Other Expenses of the Portfolios
     Premium Taxes
     Other Taxes
     Charge Discounts for Sales to Certain Contracts
PAYMENT OPTIONS...............................................
     Election of Payment Options
     Description of Payment Options
YIELDS AND TOTAL RETURNS......................................
     Money Market Yields
     Historical Performance of the Subaccounts
FEDERAL TAX STATUS............................................
     Introduction
     Tax Status of the Contracts
     Taxation of Annuities - In General
     Taxation of Non-Qualified Contracts
     Taxation of Qualified Contracts
     Foreign Tax Credits
     Withholding
     Possible Changes in Taxation
     Other Tax Consequences
DISTRIBUTION OF CONTRACTS.....................................
     The Contract in General
LEGAL PROCEEDINGS.............................................
VOTING PORTFOLIO SHARES.......................................
FINANCIAL STATEMENTS..........................................
STATEMENT OF ADDITIONAL INFORMATION TABLE OF
     CONTENTS.................................................
APPENDIX A: PORTFOLIO INFORMATION.............................
APPENDIX B: FINANCIAL HIGHLIGHTS..............................

                                    GLOSSARY


ACCUMULATION UNIT
A unit of measure used to calculate Subaccount Value.

ANNUITANT
The person whose life determines the annuity payments payable under the Contract and whose death determines the death benefit.

APPLICATION

The application you must complete to purchase a Contract plus all forms required by applicable law or us.


BENEFICIARY
The person to whom we pay the death benefit upon the death of the Owner or the Annuitant. If the Contract has joint Owners, then the surviving joint Owner is the Beneficiary.

CANCELLATION (FREE LOOK) PERIOD
The period described in this prospectus during which the Owner may return this Contract for a refund.

CODE
The Internal Revenue Code of 1986, as amended.

CONTRACT
The individual flexible premium deferred variable annuity contract issued by us and offered in this prospectus.

CONTRACT ACCOUNT VALUE
The sum of the Variable Account Value and the Guaranteed Account Value.

CONTRACT ANNIVERSARY
The same date in each Contract Year as the Contract Date.

CONTRACT DATE
The date as of which we issue the Contract and upon which the Contract becomes effective. The Contract Date is used to determine Contract Years and Contract Anniversaries.

CONTRACT YEAR
A twelve-month period beginning on the Contract Date or on a Contract
Anniversary.

FUND
Any mutual fund in which a Subaccount invests.

GENERAL ACCOUNT
The assets that belong to us other than those assets allocated to the Variable Account or any of our other separate accounts.

GUARANTEED ACCOUNT
An account that is part of our General Account and is not part of, or dependent upon, the investment performance of the Variable Account.

GUARANTEED ACCOUNT VALUE
The Net Premiums allocated and amounts transferred to the Guaranteed Account, plus interest credited to the Guaranteed Account, minus amounts deducted, transferred, or withdrawn from the Guaranteed Account.

MATURITY DATE
The date as of which the Contract Account Value is applied to a Payment Option (or, if you elect to receive a lump sum, the date as of which you will receive the Surrender Value). The latest possible Maturity Date is normally the later of the Contract Anniversary nearest the Annuitant's age 85, or 10 years after the Contract Date. Notwithstanding the Maturity Date, Qualified Contracts may require that distributions begin at an earlier date.

MONEY MARKET SUBACCOUNT
The Subaccount that holds shares of the Gartmore GVIT Money Market Fund of Gartmore Variable Insurance Trust.

NET ASSET VALUE PER SHARE
The value per share of any Portfolio on any Valuation Day. The method of computing the Net Asset Value Per Share is described in the prospectus for a Portfolio.

NET PREMIUM
The premium you pay less any premium tax deducted from the premium.

NON-QUALIFIED CONTRACT
A Contract that is not a Qualified Contract.

NOTICE
A request or notice in writing or otherwise in a form satisfactory to us that is signed by you and received at our Service Center. You may obtain the necessary form by calling us at (800) 688-5177.

OWNER (YOU, YOUR)
The person who owns the Contract. The Owner is entitled to exercise all rights and privileges provided in the Contract. Provisions relating to action by the Owner mean, in the case of joint Owners, both Owners acting jointly. Joint Owners must be spouses.

PAYEE
The person entitled to receive annuity payments under the Contract. The designation of a Payee other than the Annuitant requires our consent.

PAYMENT OPTION
One of the annuity payment options available under the Contract.

PORTFOLIO
An investment portfolio of a Fund.

NLACA (WE, OUR, US)
Nationwide Life and Annuity Company of America.

QUALIFIED CONTRACT
A Contract issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

RIDER
An amendment, addition, or endorsement to the Contract that changes the terms of the Contract by: (1) expanding Contract benefits; (2) restricting Contract benefits; or (3) excluding certain conditions from the Contract's coverage. A Rider that is added to the Contract becomes part of the Contract.

SEC
The U.S. Securities and Exchange Commission.

SERVICE CENTER
Our technology and service office at 300 Continental Drive, Newark, Delaware 19713.

SUBACCOUNT
A subdivision of the Variable Account.

SUBACCOUNT VALUE
Before the Maturity Date, the amount equal to that part of any Net Premium allocated to a Subaccount plus any amounts transferred to that Subaccount as adjusted by any interest income, dividends, net capital gains or losses, realized or unrealized, and decreased by withdrawals (including any applicable Surrender Charges and premium tax charges), other charges and any amounts transferred out of that Subaccount.

SURRENDER CHARGE
A charge that we deduct if a withdrawal or surrender occurs during the first six Contract Years. This charge is sometimes called a "contingent deferred sales charge."

SURRENDER VALUE
The Contract Account Value less: (1) any applicable Surrender Charge, (2) premium tax charges not previously deducted, and (3) the annual administration fee, if applicable.

TRANSFER PROCESSING FEE
The fee we charge for additional Subaccount amounts transferred after the twelfth transfer of Subaccount amounts within one Contract Year.

VALUATION DAY
For each Subaccount, each day that the New York Stock Exchange is open for business and on days when trading of shares within a Subaccount is sufficient to materially affect the value of the Subaccount. As of the date of this prospectus, we are open whenever the New York Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.

VALUATION PERIOD
The period beginning at the close of business on one Valuation Day (usually 4:00 p.m. Eastern time) and continuing to the close of business on the next Valuation Day.

VARIABLE ACCOUNT
Nationwide Provident VA Separate Account A.

VARIABLE ACCOUNT VALUE
The sum of all Subaccount Values.

                                TABLE OF EXPENSES

The following tables describe the fees and expenses that an Owner will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that an Owner will pay at the time that he or she buys the Contract, takes a withdrawal, surrenders the Contract, or transfers the Contract Account Value among the Subaccounts and/or the Guaranteed Account. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Premiums...............................    None

Maximum Contingent Deferred Sales Charge (as a percentage of
     amount surrendered or withdrawn)........................    6%

Transfer Processing Fee......................................    $25 for each transfer after the first twelve transfers each
                                                                 Contract Year

Maximum Short-Term Trading Fee (as a percentage of transfer
     amount).................................................    1%

The next table describes the fees and expenses that an Owner will pay periodically during the time that he or she owns the Contract, not including
Portfolio fees and expenses.

ANNUAL ADMINISTRATION FEE....................................    $30 per Contract Year

VARIABLE ACCOUNT ANNUAL EXPENSES
     (as a percentage of Variable Account Value)

     Mortality and Expense Risk Charges......................    1.25%

     Account Fees and Expenses...............................    0.15%
                                                                 -----

         Total Variable Account Annual Expenses..............    1.40%


The following table shows the minimum and maximum Total Annual Portfolio
Operating Expenses charged by any of the Portfolios for the fiscal year ended
December 31, 2004. Expenses of the Portfolios may be higher or lower in the future. The table does not reflect Short-Term Trading Fees. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.


------------------------------------------------------------------------------------------------------ -------------- --- ----------
                                                                                                          MINIMUM          MAXIMUM
------------------------------------------------------------------------------------------------------ -------------- --- ----------

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                                                  0.43%      -     2.46%

(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average Portfolio assets)
------------------------------------------------------------------------------------------------------ -------------- --- ----------

The minimum and maximum Portfolio operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Portfolios. Therefore, actual expenses could be lower. Refer to the Portfolio prospectuses for specific expense information.

The following Portfolios assess a Short-Term Trading Fee in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to that Subaccount (see "Short-Term Trading Fees"):

o    GVIT - Dreyfus GVIT International Value Fund: Class III

o    Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R

o    Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class
     R

o    Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R

o    Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Class R

EXAMPLE


This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.


The Example assumes:

o    a $10,000 investment in the Contract for the time periods indicated;

o    that your investment has a 5% return each year;

o    the maximum fees and expenses of any of the Portfolios;

o    that a Surrender Charge is assessed (if applicable);

o    that no transfer charges or premium taxes have been assessed; and

o that the $30 Annual Administration Fee is translated into an assumed 0.30% charge based on an estimated average Contract Account Value per Contract of $10,000.

Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract           If you do not          If you annuitize your contract
                                      at the end of the applicable              surrender             at the end of the applicable
                                               time period                    your contract                   time period
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------

Maximum Total Annual Portfolio       1,037   1,679    2,392   4,494   437   1,319   2,212    4,494    *     1,319   2,212   4,494
Operating Expenses (2.46%)

------------------------------------------------------------------------------------------------------------------------------------

Minimum Total Annual Portfolio         824   1,050    1,362    2,536   224    690   1,182    2,536    *       690   1,182   2,536
Operating Expenses (0.43%)

------------------------------------------------------------------------------------------------------------------------------------

The Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be more or less than the assumed amount.

                                CONTRACT SUMMARY

THIS SECTION IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING A CONTRACT. WE DISCUSS EACH OF THESE TOPICS IN GREATER DETAIL LATER IN THIS PROSPECTUS.

                                  THE CONTRACT

o PURCHASING A CONTRACT. The Contract is an individual flexible premium deferred variable annuity. The Contract allows you to invest on a tax-deferred basis for your retirement or other long-term purposes. We may sell Contracts in connection with retirement plans that qualify for special tax treatment (Qualified Contracts), as well as Contracts that do not qualify for special tax treatment (Non-Qualified Contracts).


To purchase a Contract, you must submit an Application and pay the minimum initial premium. We do not begin to make annuity payments until the Maturity Date or the date that you surrender the Contract. For more information about how to purchase a Contract, see "Description of an Annuity Contract - Purchasing a Contract."

The Contract is not designed for and does not support active trading strategies. In order to protect investors in the Contract that do not utilize such strategies, we may initiate certain exchange offers intended to provide Owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If the Contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged Contract. Furthermore, no Contingent Deferred Sales Charge will be assessed on the exchanged assets and we will "tack" the Contract's Contingent Deferred Sales Charge schedule onto the new contract. This means that the Contingent Deferred Sales Charge schedule will not start anew on the exchanged assets in the new contract; rather, the Contingent Deferred Sales Charge schedule from the exchanged Contract will be applied to the exchanged assets both in terms of percentages and the number of completed Contract Years. This enables the Owner to exchange into the new contract without having to start a new Contingent Deferred Sales Charge schedule on exchanged assets. However, if subsequent premiums are made to the new contract, they will be subject to any applicable Contingent Deferred Sales Charge schedule that is part of the new contract.

o CANCELLATION (FREE LOOK PERIOD). You have the right to return the Contract within 10 days (or any longer period required by the laws of your state) after you receive it. If you return the Contract within the Cancellation Period, we will return a refund amount to you. In most states, the amount we return is:

>> the amount of premiums you paid (including any Contract fees and charges); minus

>>   any amounts allocated to the Variable Account; plus

>>   the Variable Account Value on the date of termination.

In states where required, we will return the premiums that you paid.

o PREMIUMS. We require a minimum initial premium of $2,000. For Qualified Contracts, as an alternative to the minimum initial premium, you may commit to pay premiums of $100 per month during the first Contract Year. You may pay subsequent premiums at any time. For Non-Qualified Contracts, the minimum subsequent premium is $100. For Qualified Contracts, the minimum subsequent premium is $50. You may also select a planned periodic premium schedule, which specifies each planned premium amount and payment frequency.

o ALLOCATION OF NET PREMIUMS. We will allocate Net Premiums under a Contract as designated by you to one or more of the Subaccounts or to the Guaranteed Account, or to both. (We do not offer the Guaranteed Account in Oregon.) In states where you are guaranteed the return of your premium if you cancel during the Cancellation Period, all Net Premiums allocated to the Variable Account will be initially allocated to the Money Market Subaccount for a 15-day period. At the end of that period, we will allocate the amount in the Money Market Subaccount to your designated Subaccounts.

We invest the assets of each Subaccount solely in a corresponding Portfolio. Your Contract Account Value (except for the Guaranteed Account Value) will vary according to the investment performance of the Portfolios in which your chosen Subaccounts invest. We credit interest to amounts in the Guaranteed Account at a guaranteed minimum rate of 3% per year or, if we choose, at a higher current interest rate.

o TRANSFERS. Before the Maturity Date, you may request a transfer of all or part of the amount in a Subaccount or the Guaranteed Account to another Subaccount or the Guaranteed Account, subject to certain restrictions. Each transfer must be at least $500 or the entire amount in the Subaccount or Guaranteed Account, if less. After twelve transfers during a Contract Year, we deduct a Transfer Processing Fee of $25 for each additional transfer during that Contract Year. We allow only one transfer out of the Guaranteed Account each Contract Year. You must make this transfer within 30 days of the Contract Anniversary. We limit the amount that you can transfer from the Guaranteed Account to 25% or less of the Guaranteed Account Value on the date of the transfer, unless the balance after transfer is less than $500, in which case the entire amount will be transferred. We may restrict the quantity and/or mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Owners.

o WITHDRAWALS. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may withdraw part of the Surrender Value, subject to certain limitations.

o SURRENDER. Upon Notice received at our Service Center on or before the earlier of the death of the Annuitant or the Maturity Date, you may surrender the Contract in full and receive its Surrender Value. This Notice must include the proper form, which you may obtain by contacting our Service Center.

o DEATH BENEFIT. If the Annuitant dies before the Maturity Date, we will pay the Beneficiary a death benefit. During the first six Contract Years, the death benefit equals the greater of:

>> premiums paid less any amounts withdrawn (including applicable Surrender Charges); or

>> the Contract Account Value on the date we receive due proof of the Annuitant's death.

After the end of the sixth Contract Year, the death benefit equals the greatest of:

>> the Contract Account Value as of the end of the sixth Contract Year less subsequent amounts withdrawn; or

>> the Contract Account Value on the date we receive due proof of the Annuitant's death; or

>> premiums paid less any amounts withdrawn (including applicable Surrender Charges).

If an Owner dies before the Maturity Date, we must generally distribute the Contract Account Value (or, if the deceased Owner is also the Annuitant, the death benefit) to the Beneficiary within five years after the date of death.

If an Owner dies on or after the Maturity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of death.

o STEP-UP RIDER. A Step-up Rider provides a guaranteed minimum death benefit at no additional charge if the Annuitant dies before the Maturity Date. The Step-up Rider is automatically included for Contracts issued in states that permit the Rider for those Contracts with an Annuitant who is age 0-70. The guaranteed minimum death benefit initially equals the Contract Account Value as of the sixth Contract Anniversary. We will reset or "step-up" the guaranteed minimum death benefit to the Contract Account Value, if greater, on the next six year Contract Anniversary. This "step-up" continues until the Contract Anniversary on or before the Annuitant's 85th birthday. We will also increase the proceeds upon death by an amount equal to aggregate premiums paid since the last Contract Anniversary. In the event of a withdrawal at any time, we reduce the guaranteed minimum death benefit by the same percentage that the withdrawal reduces the Contract Account Value. At no time will the death benefit proceeds be less than either:

>> the Contract Account Value on the date we receive due proof of the Annuitant's death; or

>> the sum of premiums paid, less any withdrawals (including applicable Surrender Charges).

                             CHARGES AND DEDUCTIONS

o SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We do not deduct any charge for sales expenses from premiums. However, if you surrender your Contract or make certain withdrawals before the sixth Contract Anniversary, we will deduct a Surrender Charge from the amount surrendered or withdrawn.

For the first Contract Year, the charge is 6% of the amount withdrawn or surrendered. Thereafter, the Surrender Charge decreases by 1% each subsequent Contract Year. In no event is the total Surrender Charge on any Contract in excess of 8 1/2% of the total premiums received under the Contract.

During each Contract Year after the first Contract Year, you may, subject to certain restrictions, make up to two withdrawals totaling not more than 10% of the Contract Account Value (as of the beginning of a Contract Year) free of the Surrender Charge.

o ANNUAL ADMINISTRATION FEE. On each Contract Anniversary prior to and including the Maturity Date, we deduct an Annual Administration Fee of $30 from the Contract Account Value. We also deduct this charge on the Maturity Date if it is not a Contract Anniversary and upon surrender if the surrender occurs at any time other than on a Contract Anniversary.

o ASSET-BASED ADMINISTRATION CHARGE. We deduct a daily administration charge to compensate us for certain expenses we incur in administration of the Contracts. On or prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 0.15%.

o TRANSFER PROCESSING FEE. The first twelve transfers of amounts in the Subaccounts each Contract Year are free. We assess a $25 transfer charge for each additional transfer during a Contract Year. We do not assess a transfer charge for systematic transfers, including Dollar Cost Averaging, Earnings Sweep Program, or Automatic Asset Rebalancing.

o MORTALITY AND EXPENSE RISK CHARGE. We deduct a daily Mortality and Expense Risk Charge to compensate us for assuming certain mortality and expense risks. On or prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.70% for mortality risk and 0.55% for expense risks).

o SHORT-TERM TRADING FEES. We may deduct a 1% Short-Term Trading Fee from transfers from a Subaccount that occur within 60 days after allocation to that Subaccount.


o INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE PORTFOLIOS. The investment experience of each Subaccount reflects the investment experience of the shares of the Portfolio that it holds. The investment experience of each Portfolio, in turn, reflects its investment advisory fees and other expenses. Please read the prospectus for each Portfolio for details.


o PREMIUM TAXES. If state or other premium taxes apply to a Contract, we deduct these taxes either:

>>   from premiums as they are received; or

>> from the Contract Account Value, upon a withdrawal from or surrender of the Contract, upon application of the Contract Account Value to a Payment Option, or upon payment of a death benefit.

                               ANNUITY PROVISIONS

o MATURITY DATE. We will apply the Contract Account Value to a Payment Option on the Maturity Date. You may instead elect to receive the Surrender Value on the Maturity Date.

o PAYMENT OPTIONS. The Contract offers three Payment Options. The amount of the payments under them does not vary with the Variable Account's performance. They are:

>> Life Annuity;
>> Life Annuity with 10 Years Guaranteed; and
>> Alternate Income Option.

In addition, instead of choosing one of the Payment Options listed above, you may elect to receive payments in any other manner that is acceptable to us and permissible under applicable law.

o OTHER ANNUITY CONTRACTS. We offer other variable annuity contracts that have different contract features, death benefits and optional programs. However, these other contracts also have different charges that would affect your Subaccount performance and Contract Account Value. To obtain more information about these other contracts, contact our Service Center or your agent.

                               FEDERAL TAX STATUS

Earnings in the Contract are generally not taxed until they are distributed. Generally, a distribution (including a surrender, withdrawal, or death benefit payment) may result in federal income tax liability. If you are under age 59 1/2 at the time of the distribution, a penalty tax may also apply.

                      VARIABLE ACCOUNT FINANCIAL HIGHLIGHTS

Appendix B to this prospectus provides information about accumulation unit values and number of units outstanding for the Subaccounts.

                 NLACA, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA (NLACA)


We are a stock life insurance company, the issuer of the Contract, and a wholly owned subsidiary of Nationwide Life Insurance Company of America ("NLICA"). NLICA was chartered by the Commonwealth of Pennsylvania in 1865. We were originally incorporated under Pennsylvania law in 1958 under the name Washington Square Life Insurance Company. Our name was changed in 1991, and we were redomiciled as a Delaware insurance company on October 28, 1992. The address of our corporate headquarters is 1000 Chesterbrook Boulevard, Berwyn, PA 19312. We are currently licensed to transact life insurance business in 49 states and the District of Columbia.

On October 1, 2002, NLICA (formerly Provident Mutual Life Insurance Company) converted from a mutual insurance company to a stock insurance company and became a wholly owned subsidiary of Nationwide Financial Services, Inc. ("Nationwide Financial"), pursuant to the terms of a sponsored demutualization. Nationwide Financial, a company whose Class A shares of common stock are traded on the New York Stock Exchange, is an indirect majority-owned subsidiary of Nationwide Corporation, and is the holding company of Nationwide Life Insurance Company and other companies that comprise the retirement savings operations of the Nationwide group of companies.


On December 31, 1997, we entered into a Support Agreement with Provident Mutual Life Insurance Company (now NLICA). Under this agreement, NLICA agrees to ensure that our total adjusted capital will remain at the level of 200% of the company action level for risk-based capital ("RBC") at the end of each calendar quarter during the term of the agreement. NLICA agrees to contribute to us an amount of capital sufficient to attain this level of total adjusted capital. RBC requirements are used to monitor sufficient capitalization of insurance companies based upon the types and mixtures of risk inherent in their operations.

NLICA also agrees to cause us to maintain cash or cash equivalents from time to time as may be necessary during the term of the agreement in an amount sufficient for the payment of benefits and other contractual claims pursuant to policies and other contracts issued by us. This agreement will remain in effect provided we remain a subsidiary of NLICA. Before any material modification or termination of the agreement, a determination must be made that the modification or termination will not have an adverse impact on our policyholders. This determination is to be based on our ability at the time of the determination to maintain our own financial stability according to the standards contained in the agreement. Other than this Support Agreement, NLICA is under no obligation to invest money in us, nor is it in any way a guarantor of our contractual obligations or obligations under the Contracts.

We are subject to regulation by the Insurance Department of the State of Delaware as well as by the insurance departments of all other states and jurisdictions in which we do business. We submit annual statements on our operations and finances to insurance officials in these states and jurisdictions. The forms for the Contract described in this prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, we may use the IMSA logo and language in advertisements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A (VARIABLE ACCOUNT)

On October 1, 2002, in connection with the sponsored demutualization (whereby our parent company converted from a mutual insurance company to a stock insurance company, became a wholly-owned subsidiary of Nationwide Financial, and changed its name from Provident Mutual Life Insurance Company to Nationwide Life Insurance Company of America), the Providentmutual Variable Annuity Separate Account changed its name to the Nationwide Provident VA Separate Account A.


The Variable Account is a separate investment account that we maintain. Our Board of Directors established the Variable Account on May 9, 1991 under Pennsylvania law. We established the Variable Account to support the investment options under the Contract and other variable annuities. Because we later redomesticated as a Delaware insurance company, the Variable Account is now subject to regulation by the Delaware Insurance Department. We have caused the Variable Account to be registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

We own the assets of the Variable Account. These assets, however, are legally separate from our other assets and are not part of our General Account. The portion of the assets of the Variable Account equal to the reserves or other Contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business we conduct. We may transfer to our General Account any assets of the Variable Account that exceed the reserves and the Contract liabilities of the Variable Account (which will always be at least equal to the aggregate Contract Account Value allocated to the Variable Account under the Contracts).

The assets of each Subaccount are invested exclusively in shares of a corresponding Portfolio of a designated Fund. The income, gains, or losses, realized or unrealized, on the assets of each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any other income, gains, or losses of NLACA. The assets of each Subaccount may not be charged with liabilities arising out of any other business of NLACA. NLACA may accumulate in the Variable Account the charge for mortality expense and expense risks, gains and losses, and investment results applicable to those assets that are in excess of the net assets supporting the Contracts.

THE FUNDS

The Variable Account currently invests in Portfolios of various series-type Funds. Each of the Funds is registered with the SEC under the 1940 Act as an open-end investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds.

The assets of each Portfolio are separate from the assets of the other Portfolios, and each Portfolio has separate investment objectives and policies. Each Portfolio therefore operates as a separate investment Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. The investment experience of each of the Subaccounts of the Variable Account depends on the investment performance of its corresponding Portfolio.

Each of the Funds sells its shares to the Variable Account in accordance with the terms of a participation agreement between the Fund and us. The termination provisions of these agreements vary. A summary of the termination provisions may be found in the SAI. If a participation agreement is terminated, the Variable Account will no longer be able to purchase additional shares of that Fund. In that event, you will not be able to allocate Contract Account Values or premium payments to Subaccounts investing in Portfolios of that Fund.

In certain circumstances a Fund or a Portfolio may also refuse to sell its shares to the Variable Account for other reasons. If a Fund or a Portfolio refuses to sell its shares to the Variable Account, we will not be able to honor your request to allocate your Contract Account Value or premium payments to Subaccounts investing in shares of that Fund or Portfolio.

Certain Subaccounts invest in Portfolios that have similar investment objectives and/or policies. Before choosing Subaccounts, you should carefully read the individual prospectuses for the Funds along with this prospectus.

Some of the Portfolios available under the Contract present greater investment risks than other Portfolios because they invest in high yield securities (commonly known as junk bonds), foreign securities, small company stocks or other types of investments that present speculative risks. You should read the risk disclosure in the prospectuses for the Portfolios and be sure that your investment choice is appropriate in light of your investment goals.

For more detail about each Portfolio, refer to the Portfolio prospectuses and/or "Appendix A: Portfolio Information" later in this prospectus. THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE.

Certain Portfolios have investment objectives and policies similar to other investment portfolios or mutual funds managed by the same investment adviser or manager. The investment results of the Portfolios may be higher or lower than those of such other investment portfolios or mutual funds. We do not guarantee or make any representation that the investment results of any Portfolio will be comparable to that of any other investment portfolio or mutual fund, even those with the same investment adviser or manager.

Some of the investment portfolios described in the prospectuses for the Funds are not available with the Contracts. We cannot guarantee that each Portfolio will always be available for the Contracts. In the unlikely event that a Portfolio is not available, we will do everything reasonably practicable to secure the availability of a comparable Portfolio. Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.

We (or an affiliate) may receive compensation from a Fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts issued by us (or an affiliate). These percentages differ, and some Funds, advisers, or distributors (or affiliates) may pay us more than others. We also may receive 12b-1 fees.

RESOLVING MATERIAL CONFLICTS

The Funds are used as investment vehicles for variable life insurance policies and variable annuity contracts issued by NLACA and NLICA, as well as other insurance companies offering variable life and annuity contracts. In addition, certain Funds available with the Contract may sell shares to qualified retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of owners of variable life or variable annuity contracts, generally, or certain classes of owners, and the interests of the retirement plans or participants in retirement plans.

We currently do not foresee any disadvantages to Owners resulting from the Funds selling shares in connection with products other than the Contracts or to retirement plans. However, there is a possibility that a material conflict may arise between Owners whose Contract Account Values are allocated to the Variable Account and other investors in the Portfolios, including retirement plans and the owners of variable life insurance policies and variable annuity contracts issued by other insurance companies. In the event of a material conflict, we will take any necessary steps, including removing the Portfolio as an investment option within the Variable

Account, to resolve the matter. The Funds' Boards of Directors are also responsible for monitoring events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to any conflicts. You should read the Portfolios' prospectuses for more information.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Variable Account, including, among others, the right to:

1. Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;

2. Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at our discretion;

3. Substitute or close Subaccounts to allocations of premiums or Contract Account Value, or both, and to existing investments or the investment of future premiums, or both, at any time in our discretion;

4. Transfer assets supporting the Contracts from one Subaccount to another or from the Variable Account to another variable account;

5. Combine the Variable Account with other variable accounts, and/or create new variable accounts;

6. Deregister the Variable Account under the 1940 Act, or operate the Variable Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

7. Modify the provisions of the Contract to reflect changes to the Subaccounts and the Variable Account and to comply with applicable law.

The particular Portfolios available under the Contracts may change from time to time. Specifically, Portfolios or Portfolio share classes that are currently available may be removed or closed off to future investment. New Portfolios or new share classes of currently available Portfolios may be added. Owners will receive notice of any such changes that affect their Contract. Additionally, not all of the Portfolios are available in every state.

The Portfolios, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. We will not make any such changes without receiving any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                         DESCRIPTION OF ANNUITY CONTRACT

PURCHASING A CONTRACT

To purchase a Contract, you may submit a completed Application with an initial premium payment to us at our Service Center. You may send the Application and initial premium to us through any licensed representative who is appointed by us and who is also a registered representative of 1717 Management Company ("1717"), the principal underwriter for the Contract (as well as for other variable contracts). You may also send the Application and initial premium to us through a broker-dealer that has a selling agreement with respect to the Contract. Please note: If you submit your Application and/or initial premium payment to your agent or your agent's broker-dealer, we will not begin processing your Application until we receive it and the initial premium payment from the agent or the agent's broker-dealer.

We may sell a Contract in connection with retirement plans. These retirement plans may, or may not, qualify for special tax treatment under the Code. See "Federal Tax Status - Taxation of Qualified Contracts" for important information about purchasing a Qualified Contract.

STATE VARIATIONS. Any state variations in the Contract are covered in a special contract form for use in that state. This prospectus provides a general description of the Contract. Your actual contract and any endorsement or riders are the controlling documents. If you would like to review a copy of your contract and its endorsements and riders, if any, contact our Service Center.

REPLACEMENT OF EXISTING INSURANCE. It may not be in your best interest to surrender or withdraw money from existing annuity contracts to purchase a Contract. You should compare your existing insurance and the Contract carefully. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you surrender your existing contract for cash and then buy the Contract, you may have to pay a tax, including possibly a penalty tax, on the surrender.

CANCELLATION (FREE LOOK) PERIOD

The Contract provides for an initial Cancellation Period. You have the right to return the Contract to our Service Center within 10 days (or any longer period required by the laws of your state) after you receive it. When we receive the returned Contract at our Service Center, it will be canceled and, in most states, we will refund to the Owner an amount equal to the sum of: (1) the difference between the premiums you paid, including any Contract fees and charges, and the amounts, if any, allocated to the Variable Account under the Contract; and (2) the Variable Account Value on the date of termination (or, in Pennsylvania, if there is no Variable Account Value, the reserve for the Contract on the date the Contract is cancelled attributable to the amounts allocated to the Variable Account). In states that require it, we will refund the premiums paid.

PREMIUMS

We require a minimum initial premium of $2,000. For Qualified Contracts, as an alternative to the minimum initial premium, you may commit to paying $100 per month during the first Contract Year. You may pay subsequent premiums under the Contract at any time during the Annuitant's lifetime before the Maturity Date. Any subsequent premium payment must be at least $100 each for Non-Qualified Contracts and $50 each for Qualified Contracts.

In your Application, you may select a planned periodic premium schedule based on a periodic billing mode of annual, semi-annual, or quarterly payment. You will receive a premium reminder notice at the specified interval. You may change the planned periodic premium frequency and amount. Also, under the automatic payment plan, you may select a monthly payment schedule under which premium payments will be automatically deducted from a bank account or other source rather than being "billed."

Please note: If you submit a subsequent premium payment to your agent or your agent's broker-dealer, we will not apply the premium until we receive it from the agent or the agent's broker-dealer.

ALLOCATION OF NET PREMIUMS

We must receive a complete Application with all relevant information and payment of the initial premium in order to process the Application. If the Application is complete, we will allocate the initial Net Premium among the Subaccounts and Guaranteed Account in accordance with your instructions in the Application as of a date not later than two business days after we receive the completed Application at our Service Center. (This allocation may be delayed for 15 days in some cases as discussed below.)

If we receive an incomplete Application, we may retain the initial premium payment and contact you in order to complete the Application. If the Application is not completed within five business days of our receipt, we will explain the reason for the processing delay and the premium payment will be returned to you unless you consent to our retaining the premium payment until the Application is completed. When the Application is complete, we will allocate the initial Net Premium within two business days.


You should designate in the Application how the initial Net Premium is to be allocated among the Subaccounts and the Guaranteed Account. As described above, in states where you are guaranteed a refund of premiums paid for cancellation during the Cancellation Period, the portion of the initial Net Premium that is to be allocated to the Subaccounts will be allocated to the Money Market Subaccount for a 15-day period. After the expiration of the 15-day period, the amount in the Money Market Subaccount will be allocated to your chosen Subaccounts based on the proportion that the allocation percentage for such Subaccount bears to the sum of the Subaccount allocation percentages. Any subsequent Net Premium is allocated in the same manner as of the end of the Valuation Period in which we receive it, unless the allocation percentages are changed. Premiums are allocated in accordance with the allocation schedule in effect at the time the premium payment is received.


Subaccount Values will vary with the investment experience of the Subaccounts, and you bear the entire investment risk. You should periodically review your allocation schedule for Net Premiums in light of market conditions and your overall financial objectives.

VARIABLE ACCOUNT VALUE

The Variable Account Value reflects the investment experience of the Subaccounts selected by you, any Net Premium payments, any withdrawals, any surrenders, any transfers, and any charges relating to the Subaccounts. There is no guaranteed minimum Variable Account Value, and, because the Variable Account Value on any future date depends upon a number of variables, it cannot be predicted.

CALCULATION OF VARIABLE ACCOUNT VALUE. The Variable Account Value is determined on each Valuation Day. This value is the aggregate of the values attributable to the Contract in each of the Subaccounts, determined for each Subaccount by multiplying the Subaccount's Accumulation Unit value on the relevant Valuation Day by the number of Subaccount Accumulation Units allocated to the Contract, as described below.

ACCUMULATION UNITS. For each Subaccount, Net Premiums allocated to a Subaccount and amounts transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited to a Contract is determined by dividing the dollar amount directed to each Subaccount by the value of the Accumulation Unit for that Subaccount for the Valuation Day as of which the allocation or transfer is made. Allocations and transfers to a Subaccount increase the number of Accumulation Units of that Subaccount credited to a Contract.

Certain events reduce the number of Accumulation Units of a Subaccount credited to a Contract. Withdrawals or transfers from a Subaccount result in the cancellation of an appropriate number of Accumulation Units of that Subaccount, as do surrender of the Contract, payment of a death benefit, the application of Variable Account Value to a Payment Option on the Maturity Date, and the deduction of the annual administration fee or other charges. Accumulation Units are canceled as of the end of the Valuation Period in which we receive Notice regarding the event.

The Accumulation Unit value for each Subaccount was arbitrarily set when the Subaccount began operations. Thereafter, the Accumulation Unit value at the end of every Valuation Day is the Accumulation Unit value at the end of the previous Valuation Day multiplied by the net investment factor, as described below. The Subaccount Value for a Contract is determined on any day by multiplying the number of Accumulation Units of that Subaccount attributable to the Contract by the Accumulation Unit value for that Subaccount.

NET INVESTMENT FACTOR. The net investment factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has its own net investment factor, which may be greater or less than one. The net investment factor for each Subaccount for a Valuation Period equals 1 plus the fraction obtained by dividing (a) by (b) where:

(a)  is the net result of:

     1. the investment income, dividends, and capital gains, realized or unrealized, credited during the current Valuation Period; plus

     2. any amount credited or released from reserves for taxes attributable to the operation of the Subaccount; minus

     3. the capital losses, realized or unrealized, charged during the current Valuation Period; minus

     4. any amount charged for taxes or any amount we set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of the Subaccount; minus

     5. the amount charged for mortality and expense risk for that Valuation Period; minus

     6.   the amount charged for administration for that Valuation Period; and

(b) is the value of the assets in the Subaccount at the end of the preceding Valuation Period, adjusted for allocations and transfers to and withdrawals and transfers from the Subaccount occurring during that preceding Valuation Period.

TRANSFER PRIVILEGE

Before the Maturity Date, you may request a transfer of all or a part of the amount in a Subaccount to another Subaccount or to the Guaranteed Account, or transfer a part of an amount in the Guaranteed Account to one or more Subaccounts, subject to the restrictions below. The minimum transfer amount must be the lesser of $500 or the entire Subaccount Value or the Guaranteed Account Value. A transfer request that would reduce the amount in a Subaccount or the Guaranteed Account below $500 is treated as a transfer request for the entire amount in that Subaccount or the Guaranteed Account.


Transfers are made as of the day we receive Notice requesting the transfer. There is no limit on the number of transfers that can be made between Subaccounts or from a Subaccount to the Guaranteed Account. Only one transfer, however, may be made from the Guaranteed Account each Contract Year. (See "Transfers from Guaranteed Account.") The first twelve transfers during each Contract Year are free. Any unused free transfers do not carry over to the next Contract Year. A $25 Transfer Processing Fee will be assessed for the thirteenth and subsequent transfers during a Contract Year. For the purpose of assessing the fee, each request is considered to be one transfer, regardless of the number of Subaccounts or the Guaranteed Account affected by the transfer. The Transfer Processing Fee will be deducted from the amount being transferred. We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Owners (see "Disruptive Trading").


AUTOMATIC ASSET REBALANCING. You may elect Automatic Asset Rebalancing, which authorizes periodic transfers of amounts among the Subaccounts in order to achieve a particular percentage allocation among Subaccounts. The percentage allocations must be in whole numbers and amounts may be allocated only among the Subaccounts. No amounts will be transferred to or from the Guaranteed Account as a part of Automatic Asset Rebalancing. For example, if your premium allocation is 20% to the Guaranteed Account, 30% to Subaccount A, and 50% to Subaccount B, the rebalancing will allocate the values in the Subaccounts as 37.5% to Subaccount A and 62.5% to Subaccount B. The percentage allocation of your Contract Account Value for rebalancing is based on your premium allocation instructions in effect at the time of rebalancing. Any premium allocation instructions that you give us that differ from your then current premium allocation instructions are treated as a request to change your premium allocation instructions. You should note, however, that a request to transfer amounts among Subaccounts by Notice, telephone, fax or e-mail is not treated as a new premium allocation instruction for these purposes, and will not affect future allocations pursuant to Automatic Asset Rebalancing.

Once elected, Automatic Asset Rebalancing begins at the beginning of the calendar quarter following the calendar quarter during which you make your election. You may change or terminate Automatic Asset Rebalancing by written instruction to us, or by telephone, fax or e-mail if you have previously authorized us to take instructions. Automatic Asset Rebalancing transfers are not subject to any transfer charge and do not count as one of the 12 free transfers available during any Contract Year. Automatic Asset Rebalancing will end if you make a transfer, or change the current premium allocation instructions. However, Automatic Asset Rebalancing transfers do count as transfers for purposes of monitoring for disruptive trading. We reserve the right to suspend Automatic Asset Rebalancing at any time for any class of Contracts for any reason upon written notice to you. You may not elect the Automatic Asset Rebalancing if you elect the Dollar Cost Averaging or Earnings Sweep Program.

ADVANCE ORDERS OF TRANSFERS. You may elect to request transfers of amounts from a Subaccount to the Money Market Subaccount in advance of the time you want the transfers executed. To make this election, you must submit a written Advance Order form to our Service Center specifying a percentage amount of change in Subaccount Value at which shares in the specified Subaccount should be sold and the proceeds transferred to the Money Market Subaccount. After you have submitted the written Advance Order form, you may place or cancel an Advance Order by calling our Service Center. We measure the percentage change in a Subaccount Value by reference to the net investment factor for the specified Subaccount, as measured using the Accumulation Unit value as of the Valuation Period next ended after receipt of the Advance Order at the Service Center. We execute the transfer when the Accumulation Unit value for that Subaccount increases or decreases by at least the percentage specified by you.

Once received at the Service Center, an Advance Order remains in effect until cancelled or superseded by a subsequent Advance Order for a transfer out of the same Subaccount. We do not currently assess a charge for Advance Orders, but reserve the right to charge for this service. In addition, we may terminate the Advance Order privilege or change its terms at any time by providing written notice to you at least 15 days in advance of the termination or modification.

DISRUPTIVE TRADING

Neither the Contracts described in this prospectus nor the Portfolios are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing," "short-term trading," or "disruptive trading"). We discourage (and will take action to deter) disruptive trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Owners. Short-term trading can result in:

o    the dilution of the value of Owners' interests in the Portfolio;

o Portfolio managers taking actions that negatively impact performance (keeping a larger portion of the Portfolio's assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.


To protect Owners from the negative impact of these practices, we have implemented, or we reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of disruptive trading strategies. We make no assurance that all the risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.


REDEMPTION FEES. Some Portfolios assess a short-term trading fee in connection with transfers from a Subaccount that occur within 60 days after the date of the allocation to that Subaccount. The fee is assessed against the amount transferred and is paid to the Portfolio. Redemption fees compensate the Portfolio for any negative impact on fund performance resulting from short-term trading. For more information on Short-Term Trading Fees, please see the "Short-Term Trading Fees" provision.

U.S. MAIL RESTRICTIONS. We monitor transfer activity in order to identify those who may be engaged in disruptive trading practices. Transaction reports are produced and examined. Generally, a Contract may appear on these reports if the Owner (or a third party acting on their behalf) engages in a certain number of transfers in a given period. We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Subaccounts (or the Guaranteed Account) involved.

As a result of this monitoring process, we may restrict the method of communication by which transfer orders will be accepted. In general, we will adhere to the following guidelines:

--------------------------------------------- ----------------------------------
Trading Behavior                              Our Response
--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------
6 or more transfers in                        We will mail a letter to the Owner
one calendar quarter                          notifying them that:
                                               (1)  they have been identified
                                                     as engaging in harmful
                                                     trading practices; and
                                               (2)   if their transfers exceed
                                                     11 in 2 consecutive
                                                     calendar quarters or 20
                                                     in one calendar year, the
                                                     Owner will be limited to
                                                     submitting transfer
                                                     requests via U.S. mail.
--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------
More than 11 transfers in 2 consecutive       We will automatically limit the
calendar quarters                             Owner to submitting transfer
OR                                            requests via U.S.mail.
More than 20 transfers in one calendar year
--------------------------------------------- ----------------------------------

Each January 1st, we will start the monitoring anew, so that each Contract starts with 0 transfers each January 1. See, however, the "Other Restrictions" provision below.

MANAGERS OF MULTIPLE POLICIES. Some investment advisers/representatives manage the assets of multiple NLACA policies and/or contracts pursuant to trading authority granted or conveyed by multiple Owners. We will automatically require these multi-contract advisers to submit all transfer requests via U.S. mail.

OTHER RESTRICTIONS. We reserve the right to refuse or limit transfer requests, or take any other action deemed necessary, in order to protect Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly. Some transfers do NOT count as transfers for purposes of monitoring for disruptive trading.

DOLLAR COST AVERAGING

The Dollar Cost Averaging program enables you to systematically and automatically transfer, on a monthly basis, specified dollar amounts from a designated Subaccount to other Subaccounts. By allocating specified dollar amounts periodically rather than at one time, you may be less susceptible to the impact of market fluctuations. We, however, make no guarantee that Dollar Cost Averaging will result in a profit or protect against loss.

You may elect Dollar Cost Averaging for a period from 6 to 36 months. To qualify for Dollar Cost Averaging, the following minimum amount must be allocated to your designated Subaccount: 6 months - $3,000; 12 months - $6,000; 18 months - $9,000; 24 months - $12,000; 30 months - $15,000; 36 months - $18,000. At least
$500 must be transferred from the designated Subaccount each month. The amount required to be allocated to the designated Subaccount can be made as an initial or subsequent investment or by transferring amounts into the designated Subaccount from the other Subaccounts or from the Guaranteed Account (which may be subject to certain restrictions). (See "Transfers from Guaranteed Account.")

You may participate in this program by completing the authorization on the Application or at any time after the Contract is issued by properly completing an election form and returning it to us at our Service Center by the beginning of the month. You must also verify that the required minimum amount is in the designated Subaccount. Dollar Cost Averaging transfers may not commence until the later of (1) 30 days after the Contract Date; or (2) five days after the end of the Cancellation Period.

After you make the election, transfers from a Subaccount will be processed monthly until the number of designated transfers has been completed, the value of the Subaccount is completely depleted, or you instruct us in writing to cancel the monthly transfers.

Dollar Cost Averaging transfers do not count as transfers for purposes of assessing the transfer fee and do not count as transfers for purposes of monitoring for disruptive trading. We reserve the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to you. You may not elect Dollar Cost Averaging if you elect the Automatic Asset Rebalancing or the Earnings Sweep Program.

EARNINGS SWEEP PROGRAM

We also offer another automated transfer program called the Earnings Sweep Program. You may not elect the Earnings Sweep Program if you elect Dollar Cost Averaging or Automatic Asset Rebalancing.

The Earnings Sweep Program enables you to systematically and automatically transfer, on a monthly basis, any "Earnings" accumulated in the Money Market Subaccount or the Guaranteed Account to other specified Subaccount(s). On the same day of each month as the Contract Date (the "monthaversary"), we determine the amount of Earnings, if any, in the Money Market Subaccount or the Guaranteed Account from the prior month, and transfer such Earnings to the specified Subaccount(s). Earnings for any month equal:

o the Contract Account Value in the Money Market Subaccount or the Guaranteed Account on the monthaversary; minus

o the Contract Account Value in the Money Market Subaccount or the Guaranteed Account on the previous monthaversary; minus

o any Net Premiums allocated to the Money Market Subaccount or the Guaranteed Account since that date; minus

o any transfers to the Money Market Subaccount or the Guaranteed Account since that date; plus

o any withdrawals or transfers from the Money Market Subaccount or the Guaranteed Account since that date; plus

o any charges and deductions imposed on the Contract Account Value in the Money Market Subaccount or the Guaranteed Account since that date.

As with Dollar Cost Averaging, by allocating earnings periodically you may be less susceptible to the impact of market fluctuations. We, however, make no guarantee that the Earnings Sweep Program will result in a profit or protect against a loss.

To qualify for the Earnings Sweep Program, you must have a minimum Contract Account Value of $5,000 in the Money Market Subaccount or the Guaranteed Account. You may participate in this program by completing the authorization on the Application or at any time after the Contract is issued by properly completing an election form and returning it to us by the beginning of the month. Earnings Sweep Program transfers may not commence until the later of (1) 30 days after the Contract Date; or (2) five days after the end of the Cancellation Period.

After you make the election, Earnings Sweep Program transfers from the Money Market Subaccount or the Guaranteed Account are processed monthly until the value of the Money Market Subaccount or the Guaranteed Account is completely depleted or you instruct us in writing to cancel the monthly transfers.

Earnings Sweep Program transfers do not count as transfers for purposes of assessing the transfer fee and do not count as transfers for purposes of monitoring for disruptive trading. We reserve the right to discontinue offering the Earnings Sweep Program upon 30 days' written notice to you.

WITHDRAWALS AND SURRENDER

WITHDRAWALS. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may withdraw part of the Surrender Value. With Qualified Contracts, the terms of the related retirement plan may impose additional withdrawal restrictions on participants. For information regarding these additional restrictions, you should contact your plan administrator.


The minimum amount that may be withdrawn under a Contract is $500; the maximum amount is that which would leave a Surrender Value of not less than $2,000. We will treat a withdrawal request that would reduce the amount in a Subaccount or in the Guaranteed Account below $500 as a request for full withdrawal of the amount in that Subaccount or the Guaranteed Account. We will withdraw the amount requested by you from the Contract Account Value as of the day Notice for the withdrawal is received at our Service Center. Any applicable Surrender Charge is deducted from the remaining Contract Account Value. (See "Surrender Charge.")


You may specify the amount to be withdrawn from certain Subaccounts or the Guaranteed Account for the withdrawal. If you do not so specify or if the amount in the designated Subaccounts or Guaranteed Account is inadequate to comply with the request, the withdrawal is made from each Subaccount and the Guaranteed Account based on the proportion that the value in such account bears to the Contract Account Value immediately before the withdrawal.

A withdrawal may have adverse federal income tax consequences. (See "Federal Tax Status.")

SYSTEMATIC WITHDRAWALS. Through the Systematic Withdrawal Plan, you may pre-authorize a periodic exercise of the withdrawal right described in the Contract. You may elect the plan at the time of your Application by completing the authorization on the Application form and making a minimum initial premium payment of $15,000. After the Contract is issued, you may elect the plan by properly completing the election form if the Contract Account Value is at least $15,000. Certain federal income tax consequences may apply to systematic withdrawals from the Contract. You should, therefore, consult with your tax adviser before participating in the Systematic Withdrawal Plan.


Under the Systematic Withdrawal Plan, you can instruct us to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Withdrawals begin on the monthly or quarterly date following our receipt of the request. The minimum withdrawal is $100 monthly or $300 quarterly. The maximum amount that you can withdraw under the plan in a Contract Year without a Surrender Charge is 10% of the Contract Account Value as of the beginning of the year or 10% of the premiums paid in the first Contract Year if elected at the time of Application. We will notify you if the total amount to be withdrawn in a Contract Year exceeds 10% of the Contract Account Value as of the beginning of that year. Unless you instruct us to reduce the withdrawal amount for that year so that it does not exceed the 10% limit, we will continue to process withdrawals for the designated amount. Once the amount of the withdrawals exceeds the 10% limit, we will deduct the applicable Surrender Charge from the remaining Contract Account Value. (See "Surrender Charge.")


We will pay you the amount requested each month or quarter and make withdrawals from the Subaccounts and the Guaranteed Account based on the proportion that the value in each Subaccount and Guaranteed Account bears to the Contract Account Value immediately prior to the withdrawal.

As stated, withdrawals under the Systematic Withdrawal Plan that do not exceed 10% of the Contract Account Value as of the beginning of such Contract Year are not subject to a Surrender Charge. Notwithstanding any other Surrender Charge rules (see "Surrender Charge"), any other withdrawal in a year when the Systematic Withdrawal Plan has been utilized will be subject to the Surrender Charge. If an additional withdrawal is made from a Contract participating in the plan, systematic withdrawals will automatically terminate and may only be reinstated on or after the beginning of the next Contract Year pursuant to a new request.

You may discontinue systematic withdrawals at any time upon Notice to us. We reserve the right to discontinue offering systematic withdrawals upon 30 days' notice to you. A systematic withdrawal may have adverse tax consequences. (See "Federal Tax Status.")

CHARITABLE REMAINDER TRUST RIDER. You may elect a Charitable Remainder Trust Rider, which combines: (1) an extended Maturity Date to the Contract Anniversary nearest the Annuitant's age 100, unless a lump sum payment of Surrender Value is elected; and (2) a revised Surrender Charge/withdrawal provision. A Charitable Remainder Trust Rider allows income to be distributed and the payment of trustee fees and charges. The Rider only applies the appropriate Surrender Charge to withdrawals or surrenders during a Contract Year that exceed the greater of: (1) 10% of the Contract Account Value as of the beginning of the Contract Year; or
(2) any amounts in excess of the total premiums paid. There is no limit on the number of withdrawals occurring in any Contract Year.


SURRENDER. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may request a surrender of the Contract for its Surrender Value. (See "Surrender Charge.") The surrender request must be on the proper form, which you can request from our Service Center. The proceeds paid to you will equal the Surrender Value less any withholding or premium taxes. The Surrender Value will be determined on the date Notice of surrender and the Contract are received at our Service Center. The Surrender Value will be paid in a lump sum unless you request payment under a Payment Option. A surrender may have adverse federal income tax consequences. (See "Federal Tax Status.")

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS. There are certain restrictions on surrenders of and withdrawals from Contracts used as funding vehicles for Section 403(b) retirement plans. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in those years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions described in (2) and (3) above may not be distributed in the case of hardship.

In the case of other types of Qualified Contracts, federal tax law imposes other restrictions on the form and manner in which benefits may be paid. Likewise, the terms of retirement plans funded by Qualified Contracts also may impose restrictions on the ability of participants to take distributions from the Contracts.

CONTRACT TERMINATION. We may end your Contract and pay the Surrender Value to you if, before the Maturity Date, all of these events simultaneously exist;

1.   no premiums have been paid for at least two years;

2.   the Contract Account Value is less than $2,000; and

3. the total premiums paid, less any partial withdrawals, are less than $2,000.

We will mail you a notice of our intention to end your Contract at least six months in advance. The Contract will automatically terminate on the date specified in the notice, unless we receive an additional premium payment before the termination date specified in the notice. This additional premium payment must be equal to at least the minimum additional amount required by us. (Termination of the Contract under this provision is not permitted in New Jersey.)

DEATH BENEFIT BEFORE OR AFTER MATURITY DATE

We will deduct any applicable premium tax from the proceeds described below, unless we have already deducted the tax from the premiums when paid.

DEATH OF ANNUITANT. If the Annuitant dies before the Maturity Date, we will pay the death benefit under the Contract to the Beneficiary. During the first six Contract Years, the death benefit is equal to the greater of:

1. the premiums paid, less any withdrawals (including applicable Surrender Charges); or

2. the Contract Account Value on the date we receive due proof of Annuitant's death.

After the end of the sixth Contract Year, the death benefit is equal to the greatest of:

1. the Contract Account Value as of the end of the sixth Contract Year less subsequent amounts withdrawn; or

2. the Contract Account Value on the date we receive due proof of the Annuitant's death; or

3. the premiums paid, less any withdrawals (including applicable Surrender Charges).

The proceeds will be paid to the Beneficiary in a lump sum unless the Owner or Beneficiary elects a Payment Option. If the Annuitant is the Owner, the proceeds must be distributed in accordance with the rules set forth below in "Death of Owner" for the death of an Owner before the Maturity Date.

There is no death benefit payable if the Annuitant dies after the Maturity Date.

DEATH OF OWNER. If an Owner dies before the Maturity Date, federal tax law requires (for a Non-Qualified Contract) that the Contract Account Value (or if the Owner is the Annuitant, the proceeds payable upon the Annuitant's death) be distributed to the Beneficiary within five years after the date of the Owner's death. If an Owner dies on or after the Maturity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of the Owner's death.

These distribution requirements will be considered satisfied as to any portion of the proceeds payable to or for the benefit of a designated Beneficiary, and which is distributed over the life (or a period not exceeding the life expectancy) of that Beneficiary, provided that the distributions begin within one year of the Owner's death. However, if the Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner. If the Contract has joint Owners, the surviving joint Owner will be the designated Beneficiary. Joint Owners must be husband and wife as of the Contract Date.

If the Owner is not an individual, the Annuitant, as determined in accordance with section 72(s) of the Code, will be treated as Owner for purposes of these distribution requirements, and any changes in the Annuitant will be treated as the death of the Owner.

Other rules may apply to a Qualified Contract.


STEP-UP RIDER. The Step-up Rider is automatically included for Contracts issued in states that permit the Rider for those Contracts with an Annuitant who is age 0-70. The Step-up Rider provides a guaranteed minimum death benefit equal to the Contract Account Value as of the six year Contract Anniversary and is reset every six years to the Contract Account Value on the next six year Contract Anniversary, if greater. This reset continues until the six year Contract Anniversary on or before the Annuitant's 85th birthday.

Premiums paid between the six-year Contract Anniversaries are also included in the death benefit proceeds. A reduction in the guaranteed minimum death benefit for any withdrawal will be based on the proportion of the withdrawal to the Contract Account Value. At no time will the death benefit proceeds be less than either the Contract Account Value on the date we receive due proof of the Annuitant's death or the sum of premiums paid, less any withdrawals, including applicable Surrender Charges.


PROCEEDS ON MATURITY DATE

Subject to our approval and state law, you select the Maturity Date.

Contract Account Value is applied to purchase a Payment Option as of the Maturity Date. If a lump sum payment is elected on the Maturity Date, the proceeds will equal the Surrender Value on the Maturity Date. In the event that you do not select a Payment Option, Contract Account Value is applied under the Life Annuity with Ten Year Certain Payment Option. (See "Payment Options.")

You may change the Maturity Date subject to these limitations:

1. Notice is received at our Service Center at least 30 days before the current Maturity Date;

2. The new Maturity Date is at least 30 days after we receive the change request; and

3. The new Maturity Date is not later than the first day of the month after the Annuitant's 90th birthday, or any earlier date required by law.

TELEPHONE, FAX, OR E-MAIL REQUESTS

In addition to written requests, we may accept telephone, fax and e-mail instructions from you or an authorized third party at our Service Center regarding transfers, dollar cost averaging, Earnings Sweep Program transfers, automatic asset rebalancing, advance ordering and loans (excluding 403(b) Contracts), and partial and systematic withdrawals (e-mail and fax only), subject to the following conditions:

1. You must complete and sign our telephone, fax or e-mail request form and send it to us. You also may authorize us in the Application or by Notice to act upon instructions given by telephone, fax or e-mail.

2. You may designate in the request form a third party to act on your behalf in making telephone, fax or e-mail requests.

We reserve the right to suspend transfer privileges at any time, for any class of Contracts, for any reason.

If you are provided a personal identification number ("PIN") in order to execute electronic transactions, you should protect your PIN, because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions by telephone, fax, or e-mail is you or is authorized by you. We will employ reasonable procedures to confirm that instructions communicated are genuine. The procedures we follow include requiring some form of personal identification prior to acting on instructions, providing written confirmation of the transaction, and making a tape-recording of the telephone instructions given by you. If we follow reasonable procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We, however, may be liable for losses if we do not follow reasonable procedures.

Telephone, facsimile, and e-mail may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to the Service Center.

DELAYS IN PAYMENTS

Any withdrawal, the Surrender Value, or the death benefit will usually be paid within seven calendar days of receipt of written request or receipt and filing of due proof of death. Payments may be postponed, however, if:

1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

2.   the SEC permits by an order the postponement for the protection of Owners;
     or

3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

If a recent check or draft has been submitted, we have the right to defer payment until such check or draft has been honored.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a premium payment. We also may be required to provide additional information about your account to government regulators. In addition, we also may be required to block your account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator.

We have the right to defer payment of any withdrawal, surrender, or transfer from the Guaranteed Account for up to six months from the date of receipt of Notice for a withdrawal, surrender, or transfer. If payment is not made within 30 days after our receipt of documentation necessary to complete the transaction, or any shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at an annual rate of 3% or such higher rate required for a particular state.

MODIFICATION

Upon notice to you, we may modify the Contract if a modification:

1. is necessary so that the Contract, our operations, or the operations of the Variable Account comply with applicable laws or regulations; or

2. is necessary to assure the continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

3.   is necessary to reflect a change in the operation of the Variable Account;
     or

4.   provides other Subaccounts and/or Guaranteed Account options.

In the event of a modification, we will make appropriate endorsement to the Contract.

REPORTS TO CONTRACT OWNERS

At least quarterly, we will mail to you, at your last known address of record, a report containing the Contract Account Value and Surrender Value of the Contract and any further information required by applicable law or regulation.

CONTRACT INQUIRIES

Inquiries regarding a Contract may be made by writing to us at our Service
Center.

                             THE GUARANTEED ACCOUNT


You may allocate some or all of the Net Premiums and transfer some or all of the amounts in the Subaccounts to the Guaranteed Account, which is part of our General Account. The Guaranteed Account pays interest at declared rates that are guaranteed for each calendar year and must be at least 3%. The principal, after deductions, is also guaranteed. Our General Account supports our insurance and annuity obligations. The Guaranteed Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Account nor our General Account has been registered as an investment company under the 1940 Act. Neither our General Account, the Guaranteed Account, nor any interests therein are generally subject to regulation under these laws. The disclosures relating to these accounts that are included in this prospectus are for your information and have not been reviewed by the SEC. These disclosures, however, may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


The portion of the Contract Account Value allocated to the Guaranteed Account will be credited with rates of interest as described below. Since the Guaranteed Account is part of our General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to our general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

The Guaranteed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. We intend to credit the Guaranteed Account Value with current rates in excess of this minimum guarantee, but we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since we anticipate changing the current interest rate in our discretion from time to time, different allocations to the Guaranteed Account Value will be credited with different current interest rates. The interest rate credited to each amount allocated or transferred to the Guaranteed Account will apply to the end of the calendar year in which an amount is received or transferred. At the end of the calendar year, we will determine a new current interest rate on the amount and any accrued interest thereon (which may be a different current interest rate from the current interest rate on new allocations to the Guaranteed Account on that date). The rate declared on this amount and any accrued interest thereon at the end of each calendar year will be guaranteed for the following calendar year. Any interest credited on the amounts in the Guaranteed Account in excess of the minimum guaranteed effective annual interest rate of 3% will be determined in our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

For purposes of crediting interest and deducting charges, the Guaranteed Account uses a last-in, first-out method (i.e., LIFO) of accounting for allocations of Net Premium and for transfers of Contract Account Value.

We reserve the right to change the method of crediting interest from time to time, provided that the changes do not have the effect of reducing the minimum guaranteed effective annual interest rate below 3% or shorten the period for which the interest rate applies to less than a calendar year (except for the year in which an amount is received or transferred).

CALCULATION OF GUARANTEED ACCOUNT VALUE

The Guaranteed Account Value at any time is equal to amounts you allocate or transfer to the Guaranteed Account plus interest credited on these amounts, minus amounts deducted, transferred, or withdrawn from the Guaranteed Account.

TRANSFERS FROM GUARANTEED ACCOUNT

Within 30 days before or after any Contract Anniversary, you may make one transfer from the Guaranteed Account to any or all of the Subaccounts. The amount transferred from the Guaranteed Account may not exceed 25% of the Guaranteed Account Value on the date of transfer, unless the balance after the transfer is less than $500, in which case the entire amount will be transferred. Subject to the next paragraph, if Notice for a transfer is received before a Contract Anniversary, the transfer will be made as of the Contract Anniversary; if Notice for a transfer is received within 30 days after the Contract Anniversary, the transfer will be made as of the date we receive Notice at our Service Center.

PAYMENT DEFERRAL

We may defer payment of any withdrawal, cash surrender, or transfer from the Guaranteed Account for up to six months from the date of our receipt of the Notice for withdrawal, surrender, or transfer.

                             CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

GENERAL. We do not deduct a charge for sales expense from premiums at the time they are paid. Within certain time limits described below, however, a Surrender Charge (contingent deferred sales charge) is deducted from the Contract Account Value if a withdrawal is made or a Contract is surrendered before annuity payments begin. If the Surrender Charge is insufficient to cover sales expenses, the loss will be borne by us; conversely, if the amount of the Surrender Charge is more than our sales expenses, the excess will be retained by us. We do not currently believe that the Surrender Charges will cover the expected costs of distributing the Contracts. Any shortfall will be made up from our general assets, which may include proceeds derived from mortality and expense risk charges.

CHARGES FOR WITHDRAWAL OR SURRENDER. If a withdrawal is made or a Contract is surrendered, the applicable Surrender Charge will be as follows:


       CONTRACT YEAR IN WHICH WITHDRAWAL OR      CHARGES AS PERCENTAGE OF AMOUNT
                SURRENDER OCCURS                    WITHDRAWN OR SURRENDERED
    ----------------------------------------------------------------------------
    ----------------------------------------------------------------------------
                       1                                       6%

                       2                                       5%
                       3                                       4%
                       4                                       3%
                       5                                       2%
                       6                                       1%
                  7 and after                                  0%


We do not deduct a Surrender Charge if the withdrawal or surrender occurs after six full Contract Years. In addition, no Surrender Charge is deducted on the Maturity Date if the Contract proceeds are applied under a Payment Option.

In no event will the total Surrender Charges assessed under a Contract exceed 8 1/2% of the total premiums received under that Contract.

When a Contract is surrendered, the Surrender Charge is deducted from the Contract Account Value in determining the Surrender Value. For a withdrawal, the Surrender Charge is deducted from the Contract Account Value remaining after the amount requested is withdrawn.

FREE WITHDRAWAL AMOUNT CHARGE. Subject to certain restrictions, you may withdraw or surrender up to 10% of the Contract Account Value as of the beginning of a Contract Year within that Contract Year without a Surrender Charge. During the first Contract Year, the full amount of all withdrawals (and any surrender) will be subject to the Surrender Charge. After the first Contract Year, the otherwise applicable Surrender Charge will not be applied to the first and second withdrawals during a Contract Year to the extent that the amount withdrawn is not in excess of 10% of the Contract Account Value as of the beginning of that Contract Year. This right is not cumulative from Contract Year to Contract Year. If the Contract is surrendered and there have been no prior withdrawals during that Contract Year, no Surrender Charge will apply to the amount of the surrender up to 10% of the Contract Account Value as of the beginning of that Contract Year.

After the first Contract Year, any amounts withdrawn in excess of 10% or subsequent to the second withdrawal in a Contract Year will be assessed a Surrender Charge. If a surrender is made during a Contract Year in which one or no withdrawals have been made, you may surrender free of charge an amount equal to 10% of the Contract Account Value as of the beginning of the Contract Year less the total amount previously withdrawn during that Contract Year without imposition of the Surrender Charge. Only the excess amount will be subject to the Surrender Charge.

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ADMINISTRATIVE CHARGES

ANNUAL ADMINISTRATION FEE. On each Contract Anniversary prior to and including the Maturity Date, and upon surrender of a Contract or on the Maturity Date (other than on a Contract Anniversary), we deduct from the Contract Account Value an Annual Administration Fee of $30 for our administrative expenses relating to the Contract. The charge is deducted from each Subaccount and the Guaranteed Account based on the proportion that the value in each account bears to the total Contract Account Value. Some states may limit the amount of the Annual Administration Fee. No Annual Administration Fee is payable during the annuity period.

ASSET-BASED ADMINISTRATION CHARGE. To compensate us for costs associated with administration of the Contracts, prior to the Maturity Date we deduct a daily asset-based administration charge from the assets of the Variable Account equal to an annual rate of 0.15%.


The Contracts are administered by NLICA pursuant to a Service Agreement between NLICA and us. Under the agreement, NLICA also maintains records of transactions relating to the Contracts and provides other services.


TRANSFER PROCESSING FEE. The first twelve transfers during each Contract Year are free. A $25 Transfer Processing Fee will be assessed for each additional transfer during such Contract Year. For the purpose of assessing the fee, each Notice of transfer is considered to be one transfer, regardless of the number of Subaccounts or accounts affected by the transfer. The Transfer Processing Fee will be deducted from the amount being transferred. We do not assess a transfer charge for systematic transfers, including Dollar Cost Averaging, Earnings Sweep Program, and Automatic Asset Rebalancing. We do not expect a profit from this fee.

MORTALITY AND EXPENSE RISK CHARGE

To compensate us for assuming mortality and expense risks, prior to the Maturity Date we deduct a daily Mortality and Expense Risk Charge from the assets of the Variable Account. We will impose a charge in an amount that is equal to an annual rate of 1.25% (daily rate of .00342466%) (approximately 0.70% for mortality risk and 0.55% for expense risk).

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in a Contract are established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk we assume also includes a guarantee to pay a death benefit if the Annuitant dies before the Maturity Date. The expense risk we assume is the risk that the Surrender Charges, Administration Fees, and Transfer Processing Fees may be insufficient to cover our actual expenses. If there are any profits from fees and charges deducted under the Contract, including but not limited to mortality and expense risk charges, these profits could be used to finance the distribution of the Contracts.

SHORT-TERM TRADING FEES

Some Portfolios may assess (or reserve the right to assess) a short-term trading fee (or "redemption fee") in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to the Subaccount.

Short-Term Trading Fees are intended to compensate the Portfolio (and Owners with interests allocated in the Portfolio) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-Term Trading Fees are not intended to affect the large majority of Owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any Portfolio available in conjunction with the Contracts will equal 1% of the amount determined to be engaged in short-term trading. Short-Term Trading Fees will only apply to those Subaccounts corresponding to Portfolios that charge such fees (see the Portfolio prospectus). Any Short-Term Trading fees paid are retained by the Portfolio, not by us, and are part of the Portfolio's assets. Owners are responsible for monitoring the length of time allocations are held in any particular Portfolio. We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

For a complete list of the Portfolios offered under the Contract that assess (or reserve the right to assess) a Short-Term Trading Fee, please see the Fee Table earlier in this prospectus.


If a redemption fee is assessed, the Portfolio will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the Short-Term Trading Fee on to the specific Owner that engaged in short-term trading by deducting an amount equal to the redemption fee from that Owner's Subaccount value. All such fees will be remitted to the Portfolio; none of the fee proceeds will be retained by the Variable Account or us.


When multiple premiums (or exchanges) are made to a Subaccount that is subject to Short-Term Trading Fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the Short-Term Trading Fees. Transactions that are not subject to Short-Term Trading Fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging and Automatic Asset Rebalancing;

o    Contract loans or surrenders, including CDSC-free withdrawals;

o    transfers made upon annuitization of the Contract;

o    surrenders of annuity units to make annuity payments; or

o    surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available Portfolios may be added as investment options under the Contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new premium allocations and exchange reallocations to the Portfolios in question may be limited to the new share class.

INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE PORTFOLIOS

Because the Variable Account purchases shares of the Portfolios, the performance of each Subaccount reflects the deduction of investment advisory fees and other expenses incurred by the Portfolios. For each Portfolio, an investment adviser is paid a fee that is a percentage of a Portfolio's average daily net assets, and thus the actual fee paid depends on the size of the Portfolio. Each Portfolio also pays most or all of its operating expenses. See the accompanying current prospectuses for the Portfolios for further details.

PREMIUM TAXES

Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action and currently range from 0.0% to 4.0%. In addition, other governmental units within a state may levy these taxes.

The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, they will be deducted, depending on when the taxes are paid to the taxing authority, either (1) from premiums as they are received; or (2) from the Contract proceeds upon withdrawal or surrender, application of the proceeds to a Payment Option, or payment of death benefit proceeds.

OTHER TAXES

Currently, we do not make a charge against the Variable Account for federal, state or local taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any federal income tax liability to us. Charges for other taxes attributable to the Variable Account, if any, may also be made.

CHARGE DISCOUNTS FOR SALES TO CERTAIN CONTRACTS

The Contract is available for purchase by individuals, corporations, and other groups. We may reduce or waive certain charges (Surrender Charge, Annual Administration Fee, or other charges) where the size or nature of such sales results in savings to us with respect to sales, administrative, or other costs. We also may reduce or waive charges on Contracts sold to officers, directors, and employees of NLACA or its affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.

Generally, we reduce or waive charges based on a number of factors, including:

o    the number of Contract Owners;

o    the size of the group of purchasers;

o    the total premium expected to be paid;

o    total assets under management for the Contract Owner;

o    the purpose for which the Contracts are being purchased;

o    the expected persistency of individual Contracts; and

o any other circumstances which are rationally related to the expected reduction in expenses.

Reductions or waivers of charges will not discriminate unfairly among Contract Owners.

                                 PAYMENT OPTIONS

The Contract ends on the Maturity Date. At that time the Contract Account Value will be applied to purchase a Payment Option, unless you elect to receive the Surrender Value in a single sum. If your election of a Payment Option has not been filed at our Service Center by the Maturity Date, the proceeds will be paid as a life annuity under Option B, described below.

Before the Maturity Date, you can have the Surrender Value applied under a Payment Option. In addition, a Beneficiary can have the death benefit applied under a Payment Option, unless you have already selected a Payment Option for the Beneficiary. Any premium tax applicable will be deducted from the Surrender Value or the Contract Account Value at the time payments commence.

Your Contract must be surrendered so that the applicable amount can be paid in a lump sum or a supplemental contract for the applicable Payment Option can be issued. We also reserve the right to require satisfactory evidence of the identity, birth date, and sex of any Annuitant, and satisfactory evidence that any Annuitant is still alive. Before making each annuity payment under a life-contingent Payment Option, we reserve the right to require satisfactory evidence that any Annuitant is still alive.

The available Payment Options are described below. The Payment Options are fixed, which means that each option has a fixed and guaranteed amount to be paid during the annuity period that is not in any way dependent upon the investment experience of the Variable Account.

ELECTION OF PAYMENT OPTIONS

A Payment Option may be elected, revoked, or changed at any time before the Maturity Date while the Annuitant is living. If the Payee is other than the Owner, the election of a Payment Option requires our consent. If an election is not in effect at the Annuitant's death, or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the death of the Annuitant.

An election of option and any revocation or change must be made by Notice. Notice must be filed with our Service Center.

An option may not be elected if any periodic payment under the election would be less than $50. Subject to this condition, payments may be made annually, semi-annually, quarterly, or monthly and are made at the beginning of the period.

In addition, instead of choosing one of the Payment Options listed below, you may elect to receive payments in any other manner that is acceptable to us and permissible under applicable law.

DESCRIPTION OF PAYMENT OPTIONS

OPTION A - LIFE ANNUITY OPTION. Under this Payment Option, payments are made in equal amounts each month during the Payee's lifetime with payments ceasing with the last payment prior to the death of the Payee. No amounts are payable after the Payee dies. Therefore, if the Payee dies immediately following the date of the first payment, the Payee will receive one monthly payment only.

OPTION B - LIFE ANNUITY OPTION WITH 10 YEARS GUARANTEED. Under this Payment Option, payments are made in equal amounts each month during the Payee's lifetime with the guarantee that payments will be made for a period of not less than ten years. Under this option, if any Beneficiary dies while receiving payment, the present value of the current dollar amount on the date of death of any remaining guaranteed payments will be paid in one sum to the executors or administrators of the Beneficiary unless otherwise provided in writing.


Calculation of this present value will be at 3%, which is the rate of interest assumed in computing the amount of annuity payments.


The amount of each payment will be determined from the tables in the Contract which apply to either Option A or Option B based upon the Payee's age and sex. If the Contract is sold in a group or employer-sponsored arrangement, the amount of the payments will be based on the Payee's age only. Age is determined from the nearest birthday at the due date of the first payment.

ALTERNATE INCOME OPTION. Instead of the above Payment Options, the Contract Account Value, Surrender Value, or death benefit, as applicable, may be settled under an alternate income option based on our single premium immediate annuity rates in effect at the time of settlement. These rates will be adjusted so that the first payment will be made immediately (at the beginning of the first month, rather than at the end of the month) which will result in receipt of one additional payment. These rates are 4% higher than our standard immediate annuity rates.

                            YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS

We may advertise the "yield" and "effective yield" for the Money Market Subaccount. Yield and effective yield are annualized, which means that it is assumed that the Portfolio generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Portfolio's Accumulation Units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUBACCOUNTS

We will advertise historical performance of the Subaccounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Subaccount has been available in the Variable Account for less than one year, the performance information for that Subaccount is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the Contract charges, the Annual Administration Fee, and the Surrender Charge schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the Contract. The expense assumptions will be stated in the advertisement.

                               FEDERAL TAX STATUS

--------------------------------------------------------------------------------
     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE.
--------------------------------------------------------------------------------

INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or how they may be interpreted by the Internal Revenue Service (the "IRS"). Furthermore, no attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

The Contract may be purchased on a tax-qualified basis or on a non-tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments consist solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under sections 401(a), 403(b), 408 or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on NLACA's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants, Beneficiaries, and Payees are responsible for determining that contributions, distributions, and other transactions with respect to the Contracts comply with applicable law. Therefore, purchasers of Qualified Contracts should seek tax advice regarding the suitability of a Contract for their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of the Variable Account be "adequately diversified" in order for the Contract to be treated as an annuity contract for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the variable account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of an Owner to allocate premium payments and transfer Contract Account Value, have not been explicitly addressed in published rulings. While we believe that the Contract does not give Owners investment control over Variable Account assets, we reserve the right to modify the Contract as necessary to prevent an Owner from being treated as the owner of the Variable Account assets supporting the Contract.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified contract to contain certain provisions specifying how the owner's interest in the contract will be distributed in the event of the owner's death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review these provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAXATION OF ANNUITIES - IN GENERAL

We believe that if an Owner is a natural person, the Owner generally will not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, an agreement to assign or pledge any portion of the Contract Account Value and, in the case of a Qualified Contract, any portion of an interest in a retirement plan generally is treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. The Owner of a Contract who is not a natural person generally must include in income any increase in the excess of the Contract Account Value over the "investment in the Contract" (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

WITHDRAWALS AND SURRENDERS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Account Value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

PENALTY TAX ON CERTAIN WITHDRAWALS AND SURRENDERS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

o    made on or after the taxpayer reaches age 59 1/2;

o    made on or after the death of an Owner;

o    attributable to the taxpayer's becoming disabled; or

o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the Payment Option elected under a Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow an Owner to recover his or her investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once an investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the Owner's or Annuitant's death. Generally, these amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, the amounts are taxed in the same manner as a surrender of the Contract; or (2) if distributed under a Payment Option, the amounts are taxed in the same way as annuity payments.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant or Payee other than the Owner, the selection of certain Maturity Dates, or the exchange of a Contract may result in tax consequences to an Owner that are not discussed here. An Owner contemplating any transfer, assignment, designation, or exchange should consult a tax adviser as to these tax consequences.

CHARITABLE REMAINDER TRUST RIDER. Issues arising in connection with the ownership of certain annuity contracts by charitable remainder trusts are currently under extensive review by the IRS. You should consult a competent legal or tax adviser before arranging for the purchase of a Contract and/or Charitable Remainder Trust Rider by, or transfer of a Contract and/or Charitable Remainder Trust Rider to, a charitable remainder trust.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by NLACA (or its affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified retirement plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with qualified retirement plans. Owners, Annuitants, Beneficiaries, and Payees are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of any plan to the extent these terms and conditions contradict the Contract.

The Owner may wish to consult a tax adviser regarding the use of the Contract within a qualified retirement plan or in connection with other employee benefit plans or arrangements that receive favorable tax treatment, since many plans or arrangements provide the same type of tax deferral as provided by the Contract. The Contract provides a number of extra benefits and features not provided by employee benefit plans or arrangements alone, although there are costs and expenses under the Contract related to these benefits and features. Owners should carefully consider these benefits and features in relation to their costs as they apply to the Owner's particular situation. Further, Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. An Owner should refer to his or her retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

DISTRIBUTIONS. Annuity payments under a Qualified Contract are generally taxed in a manner similar to a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the relationship between the Owner's investment in the Contract to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, however, the investment in the Contracts will generally be zero unless nondeductible or after-tax contributions have previously been made to the relevant qualified plan or employer contributions or investment earnings have been previously includible in income of the employee.

Brief descriptions follow of different types of qualified retirement plans that may be used in connection with a Contract. We will endorse the Contract as necessary to conform it to the requirements of a plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if a Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all applicable legal requirements prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent tax advice.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." There are legal limitations on the amount of the premiums or contributions under the IRA, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. Distributions, other than distributions of non-deductible contributions, are subject to income tax, and a 10% penalty tax is imposed on distributions before age 59 1/2, unless an exception applies. Certain small employers may establish SIMPLE IRA plans that allow employees to defer a percentage of their compensation up to a specified annual amount and employers to make matching or non-elective contributions to SIMPLE IRAs on behalf of their employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain restrictions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax. Distributions before age 59 1/2 in the first two years of a SIMPLE IRA are, unless an exception applies, subject to a 25% penalty tax, and special restrictions apply to rollovers and transfers from SIMPLE IRAs. Employers may also establish simplified employee pension (SEP) plans to make IRA contributions on behalf of their employees. The Code may impose additional restrictions on IRAs, SIMPLE IRAs, and SEP IRAs.

ROTH IRAS. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. "Qualified distributions" from a Roth IRA, as well as distributions which are the return of the owner's contributions to the Roth IRA, are generally not subject to tax. "Qualified distributions" are distributions that satisfy a five-year holding period and are made: (1) after the owner reaches age 59 1/2; (2) to the beneficiary of the owner after the owner's death;
(3) on account of the owner's disability; or (4) to pay for first-time home-buying expenses. Federal income tax, as well as a 10% penalty tax, will generally apply to distributions that are not "qualified distributions."

TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.

The following amounts may not be distributed from Code section 403(b) annuity contracts prior to the employee's death, attainment of age 59 1/2, separation from service, disability, or financial hardship: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. In addition, earnings on amounts described in (2) or (3) above may not be distributed in the case of hardship.

DEATH BENEFITS. The Contract includes a death benefit that in some cases may exceed the greater of premiums paid or the Contract Account Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser. In addition, the IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

FOREIGN TAX CREDITS

To the extent that any underlying eligible Portfolio makes the appropriate election, certain foreign taxes paid by the Portfolio will be treated as being paid by us, and we may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to Contract Owners.

WITHHOLDING

Distributions from a Contract generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. Generally, an eligible rollover distribution is a distribution from these plans, except for certain distributions such as minimum distributions required by the Code, certain after-tax contributions, distributions paid in the form of an annuity, and certain hardship withdrawals. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to a section 401(a), section 403(b), or governmental section 457 plan or to an IRA.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contract are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A tax adviser should be consulted for further information.

                            DISTRIBUTION OF CONTRACTS


The Contracts are no longer offered to the public. Agents who are licensed by applicable state insurance authorities and authorized by us to sell the Contracts solicited applications for Contracts, and who are registered representatives of 1717 or other broker/dealers. 1717 is a wholly owned indirect subsidiary of NLICA and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer. 1717 is also a member of the NASD.

1717 acts as the principal underwriter, as defined in the 1940 Act, of the Contracts pursuant to an Underwriting Agreement between 1717 and us. 1717's principal business address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850. The Contracts may also have been sold through other broker-dealers registered under the Securities Exchange Act of 1934 that have a selling agreement with 1717 or have a selling agreement with another broker-dealer that has a selling agreement with 1717. 1717 received $19,767,859, $21,289,040 and $24,720,887 during 2004, 2003, and 2002, respectively, as principal underwriter of the Contracts and of other variable annuity contracts and variable life insurance policies offered by NLACA and its affiliates. 1717 did not retain any compensation as principal underwriter during the past three fiscal years.


More information about 1717 and its registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation that includes information describing its Public Disclosure Program.

THE CONTRACT IN GENERAL

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, NLACA has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. The various contract charges are assessed in order to compensate NLACA for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES. NLACA pays commissions to the firms that sell the contracts. The maximum gross commission that NLACA will pay on the sale of the contracts is 7% of premium. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. NLACA may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, NLACA may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market NLACA's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of NLACA's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

PORTFOLIOS. The Portfolios incur expense each time they sell, administer, or redeem their shares. The Variable Account (established and administered by NLACA or an affiliate) aggregates all Contract Owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the Portfolio each day. Thus, from the Portfolio's standpoint, the Variable Account is a single shareholder. When the Variable Account aggregates transactions, the Portfolio is relieved of incurring the expense of processing individual transactions. The expense is incurred by NLACA or an affiliate.

NLACA also pays the costs of selling the contract (as discussed above), which benefits the Portfolios by providing Contract Owners with access to the Subaccounts that correspond to the Portfolios.

The Portfolios understand and acknowledge the value of these services provided by NLACA. Accordingly, the Portfolios pay NLACA (or an affiliate) a fee for some of the distribution and operational services that NLACA provides (and related costs incurred). These payments may be made pursuant to a Portfolio's 12b-1 plan, in which case they are deducted from Portfolio assets. Alternatively, such payments may be made pursuant to service/administration agreements between NLACA (or a NLACA affiliate) and the Portfolio's adviser (or an affiliate), in which case payments are typically made from assets outside of the Portfolio assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the Portfolio.

NLACA took into consideration the anticipated payments from Portfolios when it determined the charges that would be assessed under the Contract. Without these payments, Contract charges would be higher. Only those Portfolios that agree to pay Nationwide a fee will be offered in the Contract.

PROFITABILITY. NLACA does consider profitability when determining the charges in the Contract. In early Contract years, NLACA does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. NLACA does, however, anticipate earning a profit in later Contract years. In general, NLACA's profit will be greater the higher the investment return and the longer the Contract is held.


                             NLACA LEGAL PROCEEDINGS

Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on NLACA's consolidated financial position or results of operations.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. NLACA has been contacted by regulatory agencies and state attorneys general with respect to market timing and late trading matters, and is cooperating and responding to such inquiries.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. NLACA has been contacted by regulatory agencies for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. NLACA is cooperating with regulators in connection with these inquiries. Nationwide Mutual Insurance Company, NLACA's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including NLACA. NLACA will cooperate with Nationwide Mutual Insurance Company in responding to these inquiries to the extent that any inquiries encompass its operations. These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies.

On October 9, 2003, NLACA's parent company, Nationwide Life Insurance Company of America ("NLICA") was named as one of twenty-six defendants in a lawsuit filed in the United States District Court for the Middle District of Pennsylvania entitled Steven L. Flood, Luzerne County Controller and the Luzerne County Retirement Board on behalf of the Luzerne County Employee Retirement System v. Thomas A. Makowski, Esq., et al. NLICA is a defendant as successor in interest to Provident Mutual Life Insurance Company, which is alleged to have entered into four agreements to manage assets and investments of the Luzerne County Employee Retirement System (the Plan). In their complaint, the plaintiffs allege that NLICA aided and abetted certain other defendants in breaching their fiduciary duties to the Plan. The plaintiffs also allege that NLICA violated the Federal Racketeer Influenced and Corrupt Organizations Act (RICO) by engaging in and conspiring to engage in an improper scheme to mismanage funds in order to collect excessive fees and commissions and that NLICA was unjustly enriched by the allegedly excessive fees and commissions. The complaint seeks treble compensatory damages, punitive damages, a full accounting, imposition of a constructive trust on all funds paid by the Plan to all defendants, pre- and post-judgment interest, and costs and disbursements, including attorneys' fees. The plaintiffs seek to have each defendant judged jointly and severally liable for all damages. NLICA, along with virtually every other defendant, has filed a motion to dismiss the complaint for failure to state a claim. On August 24, 2004, the Court issued an order dismissing the count alleging aiding and abetting a breach of fiduciary duty and one of the RICO counts. The Court did not dismiss three of the RICO counts and a count alleging unjust enrichment. On September 30, 2004, NLICA filed its answer. NLICA intends to defend this lawsuit vigorously.

Various litigation, claims and assessments against NLACA and/or NLICA, in addition to those discussed above and those otherwise provided for in NLACA's and/or NLICA's consolidated financial statements, have arisen in the course of the companies' business, including, but not limited to, in connection with their activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the companies' compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the companies' management that their outcomes will not have a material adverse effect on the companies' financial position or their results of operations.

There can be no assurance that any such litigation will not have a material adverse effect on NLACA or NLICA in the future.

The general distributor, 1717, is not engaged in any litigation of any material nature.


                             VOTING PORTFOLIO SHARES

Even though we are the legal owner of the Portfolio shares held in the Subaccounts, and have the right to vote on all matters submitted to shareholders of the Portfolios, we will vote the shares as Owners instruct, so long as required by law.

We will calculate the number of votes you may vote separately for each Subaccount. This amount may include fractional votes. The number of votes attributable to a Subaccount will be determined by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. You hold this voting interest in each Subaccount to which your Variable Account Value is allocated. Your voting interest terminates on the Maturity Date or surrender of the Contract.

The number of votes of a Portfolio you may vote will be determined as of the record date. Before a vote of a Portfolio's shareholders occurs, you will receive voting materials. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of Portfolio shares that corresponds to the amount of Contract Account Value you have in that Portfolio (as of a date set by the Portfolio).

If we do not receive voting instructions from you on time, we will vote your shares in the same proportion as the timely voting instructions we receive from other Owners. Should federal securities laws, regulations, or interpretations change, we may elect to vote Portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, under certain circumstances we may disregard certain Owner voting instructions. If we disregard voting instructions, we will send you a summary in the next annual report to Owners advising you of the action and the reasons we took such action.

Portfolio shares held by us in a Subaccount as to which Owners do not have a voting interest will be voted in proportion to the voting instructions we receive from Owners with respect to the shares they do vote. If you instruct us to abstain on any item to be voted upon, we will apply your abstention instruction on a pro rata basis to reduce the votes eligible to be cast by us.

                              FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Variable Account are contained in the SAI. Our financial statements should be distinguished from the Variable Account's financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Contracts. For a free copy of these financial statements and/or the SAI, please call or write to us at our Service Center.


              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

Additional Contract Provisions..............................................2
     The Contract
     Incontestability
     Misstatement of Age or Sex
     Non-Participation
Standard & Poor's...........................................................2
Safekeeping of Account Assets...............................................2
State Regulation............................................................3
Records and Reports.........................................................3
Experts.....................................................................3
Other Information...........................................................3
Financial Statements........................................................4

                        APPENDIX A: PORTFOLIO INFORMATION

The Portfolios listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each Portfolio for more detailed information.


DREYFUS VARIABLE INVESTMENT FUND - GROWTH AND INCOME PORTFOLIO: INITIAL SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth, current income and growth of income.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED CAPITAL INCOME FUND II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income and moderate capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP ASSET MANAGER PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP CONTRAFUND(R) PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS IV
This sub-account is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To provide as high level of income as is consistent with the preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income as is consistent with the preservation of capital and maintenance of liquidity.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return through a flexible combination of capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT EQUITY 500 INDEX FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     SsgA Funds Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    American Century Investment Management Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return from a diversified portfolio of equity and fixed income securities.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT COMSTOCK VALUE FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.
------------------------------------------------ -----------------------------------------------------------------------------------

PREMIER VIT - OPCAP EQUITY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OpCap Advisors LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

PREMIER VIT - OPCAP MANAGED PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OpCap Advisors LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital over time.
------------------------------------------------ -----------------------------------------------------------------------------------

PREMIER VIT - OPCAP SMALL CAP PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OpCap Advisors LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

SCUDDER VARIABLE SERIES I - BOND PORTFOLIO: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Deutsche Investment Management Americas Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            A high level of income consistent with a high quality portfolio of debt securities.
------------------------------------------------ -----------------------------------------------------------------------------------

SCUDDER VARIABLE SERIES I - GROWTH AND INCOME PORTFOLIO: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Deutsche Investment Management Americas Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital, current income and growth of income.
------------------------------------------------ -----------------------------------------------------------------------------------

SCUDDER VARIABLE SERIES I - INTERNATIONAL PORTFOLIO: CLASS A
This sub-account is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Deutsche Investment Management Americas Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE BOND FUND: CLASS R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE BOND FUND: INITIAL CLASS
This sub-account is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: CLASS R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: INITIAL CLASS
This sub-account is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: CLASS R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in hard asset securities.
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: INITIAL CLASS
This sub-account is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in hard asset securities.
                                                 Income is a secondary consideration.

------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE REAL ESTATE FUND: CLASS R

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that are principally engaged in the real estate industry.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE REAL ESTATE FUND: INITIAL CLASS
This sub-account is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To maximize return by investing in equitysecurities of domestic and foreign companies that own significant real estate assets
                                                 or that are principally engaged in the real estate industry.
------------------------------------------------ -----------------------------------------------------------------------------------

WELLS FARGO VARIABLE TRUST FUNDS - WELLS FARGO ADVANTAGE DISCOVERY FUND VT: INVESTOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Wells Fargo Funds Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Wells Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

WELLS FARGO VARIABLE TRUST FUNDS - WELLS FARGO ADVANTAGE OPPORTUNITY FUND VT:
INVESTOR CLASS
This sub-account is only available in contracts issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Wells Fargo Funds Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Wells Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

                        APPENDIX B: FINANACIAL HIGHLIGHTS

The following condensed financial information is derived from the financial statements of the Variable Account as of December 31, 2004. The data should be read in conjunction with the financial statements, related notes, and other financial information included in the SAI under the caption "Financial Statements."


As used in this appendix, the term "Period" is defined as a complete calendar year. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

On April 8, 2005, the Strong Opportunity Fund II, Inc.: Investor Class merged into the Wells Fargo Variable Trust Funds - Wells Fargo Advantage Opportunity Fund VT: Investor Class. The condensed financial information shown in this appendix is as of December 31, 2004, when the above-mentioned underlying mutual fund was still the Strong Opportunity Fund II, Inc.: Investor Class.

On April 8, 2005, the Strong Variable Insurance Funds, Inc. - Strong Mid Cap Growth Fund II: Investor Class merged into the Strong Variable Insurance Funds, Inc. - Strong Discovery Fund II, Inc., which then merged into the Wells Fargo Variable Trust Funds - Wells Fargo Advantage Discovery Fund VT. The condensed financial information shown in this appendix is as of December 31, 2004, when the above-mentioned underlying mutual fund was still the Strong Variable Insurance Funds, Inc. - Strong Mid Cap Growth Fund II: Investor Class.


---------------------------- ------------------ ------------------ ------------------ ------------------ -----------

        SUBACCOUNT             ACCUMULATION       ACCUMULATION      PERCENT CHANGE     NUMBER OF UNITS     PERIOD
                               UNIT VALUE AT      UNIT VALUE AT     IN ACCUMULATION    OUTSTANDING AT
                               BEGINNING OF       END OF PERIOD          VALUE          END OF PERIOD
                                  PERIOD
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
Dreyfus Socially                   877.01             918.53               4.73%             6,227          2004
Responsible Growth Fund,           705.82             877.01              24.25%             8,013          2003
Inc: Initial Shares              1,007.39             705.82             -29.94%            10,012          2002
                                 1,319.54           1,007.39             -23.66%            15,381          2001
                                 1,503.98           1,319.54             -12.26%            19,229          2000
                                 1,172.49           1,503.98              28.27%            15,371          1999
                                   918.99           1,172.49              27.58%             9,357          1998
                                   725.61             918.99              26.65%             5,878          1997
                                   607.04             725.61              19.53%             2,403          1996
                                   500.00             607.04              21.41%               211          1995
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
Dreyfus Variable                   910.42             964.81               5.97%             6,296          2004
Investment Fund - Growth           729.43             910.42              24.81%             7,826          2003
and Income Portfolio:              990.64             729.43             -26.37%            10,056          2002
Initial Shares                   1,067.04             990.64              -7.16%            15,844          2001
                                 1,124.52           1,067.04              -5.11%            19,270          2000
                                   975.63           1,124.52              15.26%            20,386          1999
                                   884.85             975.63              10.26%            20,074          1998
                                   772.15             884.85              14.60%            19,203          1997
                                   648.54             772.15              19.06%            16,123          1996
                                   500.00             648.54              29.71%             3,544          1995
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
Federated Insurance Series         759.78             776.26               2.17%            13,549          2004
- Federated Fund for U.S.          752.68             759.78               0.94%            20,443          2003
Government Securities II           700.02             752.68               7.52%            29,971          2002
                                   663.18             700.02               5.56%            23,448          2001
                                   606.11             663.18               9.42%            15,436          2000
                                   618.36             606.11              -1.98%            17,732          1999
                                   582.47             618.36               6.16%            15,015          1998
                                   544.01             582.47               7.07%             6,129          1997
                                   529.49             544.01               2.74%             3,592          1996
                                   500.00             529.49               5.90%               889          1995
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
Federated Insurance Series         606.88             657.83               8.40%             2,942          2004
- Federated Capital Income         510.01             606.88              18.99%             4,442          2003
Fund II                            679.68             510.01             -24.96%             5,406          2002
                                   799.54             679.68             -14.99%             7,755          2001
                                   890.32             799.54             -10.20%             9,671          2000
                                   886.67             890.32               0.41%            11,493          1999
                                   789.26             886.67              12.34%            11,450          1998
                                   632.04             789.26              24.88%             6,449          1997
                                   574.58             632.04              10.00%             4,347          1996
                                   500.00             574.58              14.91%             1,076          1995
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------



        SUBACCOUNT             ACCUMULATION       ACCUMULATION      PERCENT CHANGE     NUMBER OF UNITS     PERIOD
                               UNIT VALUE AT      UNIT VALUE AT     IN ACCUMULATION    OUTSTANDING AT
                               BEGINNING OF       END OF PERIOD          VALUE          END OF PERIOD
                                  PERIOD
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------

Fidelity VIP Fund - VIP          1,231.89           1,354.82               9.98%            27,624          2004
Equity-Income Portfolio:           958.52           1,231.89              28.52%            35,501          2003
Initial Class                    1,170.39             958.52             -18.10%            44,954          2002
                                 1,248.84           1,170.39              -6.28%            59,577          2001
                                 1,168.00           1,248.84               6.92%            69,141          2000
                                 1,113.96           1,168.00               4.85%            85,196          1999
                                 1,011.99           1,113.96              10.08%            78,563          1998
                                   801.08           1,011.99              26.33%            73,730          1997
                                   710.92             801.08              12.68%            61,561          1996
                                   533.64             710.92              33.22%            38,337          1995
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
Fidelity VIP Fund - VIP          1,086.82           1,107.92               1.94%            37,914          2004
Growth Portfolio: Initial          829.61           1,086.82              31.00%            48,270          2003
Class                            1,203.71             829.61             -31.08%            59,176          2002
                                 1,482.40           1,203.71             -18.80%            86,317          2001
                                 1,688.61           1,482.40             -12.21%           103,767          2000
                                 1,245.95           1,688.61              35.53%            95,739          1999
                                   905.80           1,245.95              37.55%            74,160          1998
                                   743.89             905.80              21.77%            67,965          1997
                                   657.74             743.89              13.10%            59,855          1996
                                   492.73             657.74              33.49%            34,696          1995
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
Fidelity VIP Fund - VIP            675.40             729.90               8.07%             8,746          2004
High Income Portfolio:             538.18             675.40              25.50%            12,347          2003
Initial Class                      527.60             538.18               2.01%            15,598          2002
                                   606.18             527.60             -12.96%            20,254          2001
                                   792.88             606.18             -23.55%            24,843          2000
                                   743.43             792.88               6.65%            28,780          1999
                                   788.02             743.43              -5.66%            26,474          1998
                                   679.15             788.02              16.03%            21,861          1997
                                   604.03             679.15              12.44%            14,990          1996
                                   507.88             604.03              18.93%             7,049          1995
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
Fidelity VIP Fund II - VIP         890.18             925.81               4.00%            17,157          2004
Asset Manager Portfolio:           765.18             890.18              16.34%            21,836          2003
Initial Class                      850.18             765.18             -10.00%            25,261          2002
                                   898.97             850.18              -5.43%            36,139          2001
                                   948.86             898.97              -5.26%            44,912          2000
                                   866.16             948.86               9.55%            49,766          1999
                                   763.46             866.16              13.45%            42,507          1998
                                   641.70             763.46              18.97%            37,474          1997
                                   567.88             641.70              13.00%            32,768          1996
                                   492.38             567.88              15.33%            28,966          1995
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
Fidelity VIP Fund II - VIP        1,247.00          1,419.98              13.87%            25,374          2004
Contrafund Portfolio:               984.38          1,247.00              26.68%            31,165          2003
Initial Class                     1,101.22            984.38             -10.61%            39,873          2002
                                  1,272.63          1,101.22             -13.47%            52,788          2001
                                  1,382.01          1,272.63              -7.91%            64,670          2000
                                  1,127.92          1,382.01              22.53%            63,091          1999
                                    879.99          1,127.92              28.17%            46,442          1998
                                    718.85            879.99              22.42%            38,684          1997
                                    601.00            718.85              19.61%            23,454          1996
                                    500.00            601.00              20.02%             7,495          1995
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------


---------------------------- ------------------ ------------------ ------------------ ------------------ -----------

        SUBACCOUNT             ACCUMULATION       ACCUMULATION      PERCENT CHANGE     NUMBER OF UNITS     PERIOD
                               UNIT VALUE AT      UNIT VALUE AT     IN ACCUMULATION    OUTSTANDING AT
                               BEGINNING OF       END OF PERIOD          VALUE          END OF PERIOD
                                  PERIOD
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
GVIT - Dreyfus GVIT                969.72           1,147.85              18.37%            12,282          2004
International Value Fund:          709.93             969.72              36.59%            15,513          2003
Class IV(1)                        809.77             709.93             -12.33%            18,617          2002
                                   934.58             809.77             -13.35%            24,197          2001
                                   975.06             934.58              -4.15%            28,527          2000
                                   764.54             975.06              27.54%            16,595          1999
                                   704.02             764.54               8.60%             3,399          1998
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
GVIT - Gartmore GVIT               762.04             775.98               1.83%            19,406          2004
Government Bond Fund:              748.98             762.04               1.74%            24,101          2003
Class IV(1)                        696.40             748.98               7.55%            28,470          2002
                                   657.46             696.40               5.92%            28,831          2001
                                   608.19             657.46               8.10%            12,975          2000
                                   637.92             608.19              -4.66%            10,251          1999
                                   597.74             637.92               6.72%             3,752          1998
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
GVIT - Gartmore GVIT               409.97             437.26               6.66%            16,486          2004
Growth Fund: Class IV(1)           315.65             409.97              29.88%            19,498          2003
                                   445.29             315.65             -29.11%            23,759          2002
                                   576.76             445.29             -22.79%            28,318          2001
                                   721.62             576.76             -20.07%            28,249          2000
                                   583.02             721.62              23.77%            15,683          1999
                                   500.00             583.02              16.60%             2,788         1998*
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
GVIT - Gartmore GVIT Mid         1,374.35           1,563.01              13.73%            12,296          2004
Cap Growth Fund: Class IV(1)     1,004.03           1,374.35              36.88%            15,290          2003
                                 1,311.73           1,004.03             -23.46%            16,792          2002
                                 1,384.12           1,311.73              -5.23%            21,776          2001
                                 1,014.50           1,384.12              36.43%            16,070          2000
                                   887.21           1,014.50              14.35%             8,460          1999
                                   833.15             887.21               6.49%             2,344          1998
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
GVIT - Gartmore GVIT Money         657.21             654.07              -0.48%            40,191          2004
Market Fund: Class IV(1)           661.63             657.21              -0.67%            55,908          2003
                                   661.98             661.63              -0.05%            93,229          2002
                                   647.63             661.98               2.22%           114,827          2001
                                   618.73             647.63               4.67%            89,780          2000
                                   598.06             618.63               4.67%            91,710          1999
                                   575.95             598.06               3.84%            61,689          1998
                                   554.47             575.95               3.88%            48,054          1997
                                   534.58             554.47               3.72%            27,337          1996
                                   513.30             534.58               4.14%            10,496          1995
<---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
GVIT - Gartmore GVIT               957.39           1,036.15               8.23%            26,429          2004
Nationwide Fund:                   761.68             957.39              25.69%            32,580          2003
Class IV(1)                      1,005.91             761.68             -24.28%            41,087          2002
                                 1,170.95           1,005.91             -14.09%            53,095          2001
                                 1,082.22           1,170.95               8.20%            20,760          2000
                                 1,065.67           1,082.22               1.55%            22,407          1999
                                   950.55           1,065.67              12.11%            22,729          1998
                                   775.34             950.55              22.60%            23,496          1997
                                   657.63             775.34              17.90%            23,424          1996
                                   511.45             657.63              28.58%            17,908          1995

---------------------------- ------------------ ------------------ ------------------ ------------------ -----------

---------------------------- ------------------ ------------------ -------------

        SUBACCOUNT             ACCUMULATION       ACCUMULATION      PERCENT CHANGE     NUMBER OF UNITS     PERIOD
                               UNIT VALUE AT      UNIT VALUE AT     IN ACCUMULATION    OUTSTANDING AT
                               BEGINNING OF       END OF PERIOD          VALUE          END OF PERIOD
                                  PERIOD
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
GVIT - GVIT Equity 500           1,229.14           1,340.39               9.05%            38,358          2004
Index Fund: Class IV(1)            971.28           1,229.14              26.55%            47,478          2003
                                 1,267.94             971.28             -23.40%            61,244          2002
                                 1,465.42           1,267.94             -13.48%            78,360          2001
                                 1,636.75           1,465.42             -10.47%            16,805          2000
                                 1,377.32           1,636.75              18.84%            12,580          1999
                                 1,088.42           1,377.32              26.54%            12,301          1998
                                   831.78           1,088.42              30.85%            11,389          1997
                                   686.84             831.78              21.10%             9,335          1996
                                   507.68             686.84              35.29%             6,155          1995
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
GVIT - GVIT Small Cap              608.69             704.07              15.67%            21,106          2004
Value Fund: Class IV(1)            409.44             608.69              48.66%            25,045          2003
                                   491.28             409.44             -16.66%            24,092          2002
                                   441.75             491.28              11.21%            26,967          2001
                                   370.54             441.75              19.22%            14,053          2000
                                   408.65             370.54              -9.33%            17,728          1999
                                   500.00             408.65             -18.27%            18,219         1998*
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
GVIT - GVIT Small Company          532.20             624.64              17.37%            16,849          2004
Fund: Class IV(1)                  372.10             532.20              43.03%            21,340          2003
                                   593.28             372.10             -37.28%            23,983          2002
                                   715.66             593.28             -17.10%            29,368          2001
                                   919.80             715.66             -22.19%            18,085          2000
                                   485.44             919.80              89.48%            21,754          1999
                                   500.00             485.44              -2.91%            18,438         1998*
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
GVIT - J.P. Morgan GVIT            875.09             936.65               7.03%            17,381          2004
Balanced Fund: Class IV(1)         749.72             875.09              16.72%            19,971          2003
                                   847.34             749.72             -11.52%            23,738          2002
                                   924.31             847.34              -8.33%            28,544          2001
                                   861.32             924.31               7.31%            90,706          2000
                                   866.94             861.32              -0.65%            77,880          1999
                                   781.27             866.94              10.96%            62,328          1998
                                   653.55             781.27              19.54%            45,925          1997
                                   592.07             653.55              10.38%            45,001          1996
                                   482.84             592.07              22.62%            30,689          1995
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
GVIT - Van Kampen GVIT             527.19             610.41              15.80%            17,288          2004
Comstock Value Fund: Class         406.67             527.19              29.42%            22,805          2003
IV(1)                              482.00             406.67             -15.63%            24,458          2002
                                   492.50             482.00              -2.13%            24,033          2001
                                   490.76             492.50               0.35%            30,090          2000
                                   490.39             490.76               0.08%            36,535          1999
                                   500.00             490.39              -1.92%            34,680         1998*
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
Premier VIT - OpCap Equity       1,167.00           1,288.04              10.37%             6,028          2004
Portfolio                          920.44           1,167.00              26.79%             8,069          2003
                                 1,187.77             920.44             -22.51%            11,175          2002
                                 1,295.47           1,187.77              -8.31%            15,648          2001
                                 1,195.14           1,295.47               8.39%            15,027          2000
                                   625.13           1,195.14              91.18%            18,278          1999
                                   594.92             625.13               5.08%            17,333          1998
                                   553.18             594.92               7.55%            13,308          1997
                                   705.50             553.18             -21.59%            10,239          1996
                                   468.40             705.50              50.62%             7,248          1995
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------


---------------------------- ------------------ ------------------ -------------

        SUBACCOUNT             ACCUMULATION       ACCUMULATION      PERCENT CHANGE     NUMBER OF UNITS     PERIOD
                               UNIT VALUE AT      UNIT VALUE AT     IN ACCUMULATION    OUTSTANDING AT
                               BEGINNING OF       END OF PERIOD          VALUE          END OF PERIOD
                                  PERIOD
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
Premier VIT - OpCap              1,155.41           1,262.02               9.23%            12,091          2004
Managed Portfolio                  962.36           1,155.41              20.06%            16,217          2003
                                 1,174.16             962.36             -18.04%            20,804          2002
                                 1,252.24           1,174.16              -6.24%            28,838          2001
                                 1,157.06           1,252.24               8.23%            32,560          2000
                                   748.08           1,157.06              54.67%            42,990          1999
                                   641.18             748.08              16.67%            19,336          1998
                                   596.09             641.18               7.56%            16,570          1997
                                   526.65             596.09              13.19%             9,325          1996
                                   500.00             526.65               5.33%             1,170          1995
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
Premier VIT - OpCap Small        1,158.51           1,346.69              16.24%             7,505          2004
Cap Portfolio                      823.55           1,158.51              40.67%             8,974          2003
                                 1,065.77             823.55             -22.73%            11,181          2002
                                   997.72           1,065.77               6.82%            18,327          2001
                                   701.71             997.72              42.18%            17,257          2000
                                   962.07             701.71             -27.06%            19,274          1999
                                   913.35             962.07               5.33%            22,591          1998
                                   709.94             913.35              28.65%            17,259          1997
                                   589.44             709.94              20.44%             6,350          1996
                                   504.88             589.44              16.75%               979          1995
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
Scudder Variable Series I          763.41             793.30               3.92%             9,123          2004
- Bond Portfolio: Class A          736.87             763.41               3.60%            11,691          2003
                                   694.12             736.87               6.16%            15,168          2002
                                   665.72             694.12               4.27%            19,210          2001
                                   610.50             665.72               9.05%            17,108          2000
                                 1,181.96             610.50             -48.35%            19,173          1999
                                 1,071.54           1,181.96              10.30%            19,824          1998
                                   858.13           1,071.54              24.87%            19,067          1997
                                   572.66             858.13              49.85%            12,564          1996
                                   515.26             572.66              11.14%            11,392          1995
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
Scudder Variable Series I          805.07             874.54               8.63%             6,197          2004
- Growth and Income                644.16             805.07              24.98%             8,031          2003
Portfolio: Class A                 849.87             644.16             -24.20%            10,894          2002
                                   971.53             849.87             -12.52%            15,294          2001
                                 1,006.14             971.53              -3.44%            18,857          2000
                                   724.89           1,006.14              38.80%            21,851          1999
                                   808.05             724.89             -10.29%            22,810          1998
                                   670.35             808.05              20.54%            22,411          1997
                                   724.69             670.35              -7.50%            16,021          1996
                                   503.97             724.69              43.80%            27,337          1995
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
Scudder Variable Series I          608.08             698.76              14.91%             7,467          2004
- International Portfolio:         482.70             608.08              25.97%            12,046          2003
Class A                            599.65             482.70             -19.50%            15,516          2002
                                   880.78             599.65             -31.92%            21,236          2001
                                 1,140.30             880.78             -22.76%            25,401          2000
                                 1,117.54           1,140.30               2.04%            20,743          1999
                                 1,057.94           1,117.54               5.63%            53,642          1998
                                   877.27           1,057.94              20.59%            54,119          1997
                                   545.82             877.27              60.73%            43,627          1996
                                   500.00             545.82               9.16%             6,615          1995

---------------------------- ------------------ ------------------ ------------------ ------------------ -----------

---------------------------- ------------------ ------------------ -------------

        SUBACCOUNT             ACCUMULATION       ACCUMULATION      PERCENT CHANGE     NUMBER OF UNITS     PERIOD
                               UNIT VALUE AT      UNIT VALUE AT     IN ACCUMULATION    OUTSTANDING AT
                               BEGINNING OF       END OF PERIOD          VALUE          END OF PERIOD
                                  PERIOD
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
Strong Opportunity Fund             457.62            533.48              16.58%             7,979          2004
II, Inc.: Investor Class            338.72            457.62              35.10%             8,074          2003
                                    467.70            338.72             -27.58%             8,994          2002
                                    494.33            467.70              -5.39%             9,045          2001
                                    500.00            494.33              -1.13%             2,627          2000
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
Strong Variable Insurance           231.87            272.44              17.50%            14,443          2004
Funds, Inc. - Strong Mid            175.19            231.87              32.35%            18,298          2003
Cap Growth Fund II:                 284.48            175.19             -38.42%            20,330          2002
Investor Class                      416.75            284.48             -31.74%            22,188          2001
                                    500.00            416.75             -16.65%            17,121          2000
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
Van Eck Worldwide                   703.19            756.87               7.63%             4,056          2004
Insurance Trust -                   603.49            703.19              16.52%             5,945          2003
Worldwide Bond Fund:                503.05            603.49              19.97%             6,890          2002
Initial Class                       537.64            503.05              -6.43%             3,301          2001
                                    535.14            537.64               0.47%             3,276          2000
                                    345.27            535.14              54.99%             3,678          1999
                                    500.00            345.27             -30.95%               791          1998
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
Van Eck Worldwide                   474.40            588.92              24.14%            12,365          2004
Insurance Trust -                   312.00            474.40              52.05%            15,086          2003
Worldwide Emerging Markets          325.87            312.00              -4.26%            16,400          2002
Fund: Initial Class                 336.57            325.87              -3.18%            17,790          2001
                                    587.10            336.57             -42.67%            20,032          2000
                                    297.26            587.10              97.50%            11,369          1999
                                    500.00            297.26             -40.55%             1,095          1998
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
Van Eck Worldwide                   547.76            669.66              22.25%             5,086          2004
Insurance Trust -                   382.88            547.76              43.06%             5,592          2003
Worldwide Hard Assets               399.66            382.88              -4.20%             3,865          2002
Fund: Initial Class                 452.62            399.66             -11.70%             1,938          2001
                                    411.96            452.62               9.87%             2,549          2000
                                    588.75            411.96             -30.03%             1,882          1999
                                    500.00            588.75              17.75%               431          1998
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
---------------------------- ------------------ ------------------ ------------------ ------------------ -----------
Van Eck Worldwide                   624.86            839.30              34.32%             3,234          2004
Insurance Trust -                   471.12            624.86              32.63%             3,365          2003
Worldwide Real Estate               500.20            471.12              -5.81%             4,224          2002
Fund: Initial Class                 481.58            500.20               3.87%             2,811          2001
                                    411.36            481.58              17.07%             2,317          2000
                                    425.72            411.36              -3.37%             1,159          1999
                                    500.00            425.72             -14.85%               397          1998

---------------------------- ------------------ ------------------ ------------------ ------------------ -----------


(1)Effective following the close of business on April 25, 2003, The Market Street Fund merged with and into Gartmore Variable Insurance Trust. The values in the table for Periods prior to the close of business on April 25, 2003 reflect investment in the Market Street Fund Portfolios. In addition, with regard to the GVIT - GVIT Equity 500 Index Fund Subaccount, because shares of the Market Street Fund - Equity 500 Index Portfolio were substituted for shares of the Fidelity VIP Fund - VIP Index 500 Portfolio on February 7, 2000, the values in the table for periods prior to this substitution reflect investment in the Fidelity VIP Fund - VIP Index 500 Portfolio.

                               MARKET STREET VIP/2

                   NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A
                                  (Registrant)

                 NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
                                   (Depositor)

                              300 CONTINENTAL DRIVE
                             NEWARK, DELAWARE 19713
                                 1-800-688-5177



                       STATEMENT OF ADDITIONAL INFORMATION
         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium deferred variable annuity contract (the "Contract") offered by Nationwide Life and Annuity Company of America ("NLACA"). This SAI is not a prospectus, and should be read together with the prospectus for the Contract dated May 1, 2005 and the prospectuses for the Portfolios. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above. Capitalized terms in this SAI have the same meanings as in the prospectus for the Contract.

      THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2005.


              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS......................................2
     The Contract
     Incontestability
     Misstatement of Age or Sex
     Non-Participation
STANDARD & POOR'S...................................................2
SAFEKEEPING OF ACCOUNT ASSETS.......................................2
STATE REGULATION....................................................3
RECORDS AND REPORTS.................................................3
EXPERTS.............................................................3
OTHER INFORMATION...................................................3
FINANCIAL STATEMENTS................................................4

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

The entire contract between you and us is made up of the Contract and your Application. The statements made in the Application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void a Contract unless it is contained in the Application and a copy of the Application is attached to the Contract at issue.

INCONTESTABILITY

We will not contest the Contract after it has been in force during the Annuitant's lifetime for two years from the Contract Date.

MISSTATEMENT OF AGE OR SEX

If the age or sex of the Annuitant has been misstated, we will pay the amount that the proceeds would have purchased at the correct age and sex.

If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Contract. If the debt is not repaid, future payments will be reduced accordingly.

If we make an underpayment because of an error in age or sex, any annuity payments will be recalculated at the correct age and sex and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

NON-PARTICIPATION

The Contract is not eligible for dividends and will not participate in our divisible surplus.

                                STANDARD & POOR'S

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by NLACA and the Gartmore Variable Insurance Trust. The Contract is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Contract.


S&P makes no representation or warranty, express or implied, to the Owners of the Contracts and the Equity 500 Index Fund or any member of the public regarding the advisability of investing in securities generally, or in the Contracts and the Equity 500 Index Fund particularly, or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to NLACA and Gartmore Variable Insurance Trust, is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed, and calculated by S&P without regard to NLACA, Gartmore Variable Insurance Trust, Owners of the Contracts, or the Equity 500 Index Fund. S&P has no obligation to take the needs of NLACA, Gartmore Variable Insurance Trust, the Owners of the Contracts or the Equity 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Contracts or the Equity 500 Index Fund or the timing of the issuance or sale of the Contracts or the Equity 500 Index Fund or in the determination or calculation of the equation by which the Contracts or the Equity 500 Index Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Contracts or the Equity 500 Index Fund.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY NLACA, GARTMORE VARIABLE INSURANCE TRUST, OWNERS OF THE CONTRACTS AND THE EQUITY 500 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                          SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets in the Variable Account are legally segregated from our General Account assets and from the assets in any other separate account.

Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

Our officers and employees are covered by a financial institution bond issued by Fidelity and Deposit Insurance Company (a division of Zurich American Insurance Company) with limits of $25 million per occurrence and $50 million in the aggregate. The bond insures against dishonest and fraudulent acts of officers and employees.

                                STATE REGULATION

We are subject to regulation and supervision by the Insurance Department of the State of Delaware, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                               RECORDS AND REPORTS

We will maintain all records and accounts relating to the Variable Account. NLACA may contract with another party to maintain these records and accounts. As presently required by the 1940 Act and the regulations thereunder, reports containing information required under the Act or any other applicable law or regulation, will be sent to Owners semi-annually at their last known address.

                                     EXPERTS



The financial statements of Nationwide Life and Annuity Company of America as of and for the years ended December 31, 2004 and 2003, for the three-month period ended December 31, 2002 and for the nine-month period ended September 30, 2002, and the financial statements of Nationwide Provident VA Separate Account A as of and for the years ended December 31, 2004 and 2003 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 financial statements of Nationwide Life and Annuity Company of America contains an explanatory paragraph that states that Nationwide Life and Annuity Company of America adopted the American Institute of Certified Public Accountants Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004. KPMG LLP is located at 1601 Market Street, Philadelphia, PA 19103.





                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts. Not all the information set forth in the registration statement and the amendments and exhibits thereto has been included in this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

                              FINANCIAL STATEMENTS

All financial statements contained in this SAI should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                         INDEX TO FINANCIAL STATEMENTS

Nationwide Provident VA Separate Account A:
     Report of Independent Registered Public Accounting
      Firm..................................................  F-2
     Statement of Assets and Liabilities, December 31,
      2004..................................................  F-3
     Statements of Operations for the Year Ended December
      31, 2004..............................................  F-5
     Statements of Changes in Net Assets for the Years Ended
      December 31, 2004 and 2003............................  F-9
     Notes to Financial Statements..........................  F-18
Nationwide Life and Annuity Company of America:
     Report of Independent Registered Public Accounting
      Firm..................................................  F-36
     Statements of Income for the Twelve Months Ended
      December 31, 2004, 2003 and the Three Months Ended
      December 31, 2002.....................................  F-37
     Balance Sheets, December 31, 2004 and December 31,
      2003..................................................  F-38
     Statements of Shareholder's Equity for the Twelve
      Months Ended December 31, 2004, 2003 and the Three
      Months Ended December 31, 2002........................  F-39
     Statements of Cash Flows for the Twelve Months Ended
      December 31, 2004, 2003 and the Three Months Ended
      December 31, 2002.....................................  F-40
     Notes to Financial Statements..........................  F-41
Providentmutual Life and Annuity Company of America:
     Report of Independent Registered Public Accounting
      Firm..................................................  F-74
     Balance Sheet, September 30, 2002......................  F-75
     Statement of Operations for the Nine Months Ended
      September 30, 2002....................................  F-76
     Statement of Changes in Equity for the Nine Months
      Ended September 30, 2002..............................  F-77
     Statement of Cash Flows for the Nine Months Ended
      September 30, 2002....................................  F-78
     Notes to Financial Statements..........................  F-79

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Nationwide Life and Annuity Company of
America and Contractowners of Nationwide Provident VA Separate Account A:

We have audited the accompanying statement of assets and liabilities of Nationwide Provident VA Separate Account A (comprised of the sub-accounts listed in note 1) (collectively, the Account) as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets from the years ended December 31, 2004 and 2003 and the financial highlights for each of the years in the three year period ended December 31, 2004. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights of the Account as of and for the year ended December 31, 2001, were audited by other auditors whose report thereon dated January 18, 2002, expressed an unqualified opinion on those financial highlights.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for the years ended December 31, 2004 and 2003 and the financial highlights for each of the years in the three year period ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

KPMG
Philadelphia, PA
March 31, 2005

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A
     of Nationwide Life and Annuity Company of America
     Statement of Assets and Liabilities, December 31, 2004
--------------------------------------------------------------------------------

                                                           SHARES        COST        FAIR VALUE
------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust:
  Gartmore GVIT Nationwide Fund Class IV.............     1,163,167   $15,282,602    $12,946,050
  Gartmore GVIT Money Market Fund Class IV...........    26,292,047   $26,292,047    $26,292,047
  Gartmore GVIT Government Bond Fund Class IV........     1,128,581   $13,638,058    $13,114,113
  JP Morgan GVIT Balanced Fund Class IV..............     1,009,249    $9,691,912    $10,072,307
  Gartmore GVIT Mid Cap Growth Fund Class IV.........       635,083   $12,051,149    $15,718,308
  Dreyfus GVIT International Value Fund Class IV.....       786,060    $9,165,349    $12,238,950
  Gartmore GVIT Growth Fund Class IV.................       671,374    $5,771,134     $7,223,983
  Comstock GVIT Value Fund Class IV..................       913,289    $8,068,455    $10,521,094
  Gartmore GVIT Small Company Fund Class IV..........       458,502   $11,099,748    $10,527,212
  Gartmore GVIT Small Cap Value Fund Class IV........     1,177,628   $11,860,234    $14,861,670
  Gartmore GVIT Equity 500 Index Fund Class IV.......     6,084,088   $43,420,379    $51,410,543
  Dreyfus GVIT International Value Fund Class III....        65,571      $956,014     $1,018,976
Fidelity Variable Insurance Products Fund:
  Fidelity VIP High Income Portfolio Initial Class...       912,841    $5,428,965     $6,389,885
  Fidelity VIP Equity-Income Portfolio Initial
     Class...........................................     1,475,244   $33,743,349    $37,426,937
  Fidelity VIP Growth Portfolio Initial Class........     1,312,230   $57,866,146    $42,004,470
  Fidelity VIP Overseas Portfolio Initial Class......        91,440    $1,274,150     $1,602,033
Fidelity Variable Insurance Products Fund II:
  Fidelity VIP II Asset Manager Portfolio Initial
     Class...........................................     1,069,899   $16,002,008    $15,888,002
  Fidelity VIP II Contrafund Portfolio Initial
     Class...........................................     1,353,472   $31,758,731    $36,029,425
  Fidelity VIP II Investment Grade Bond Portfolio
     Initial Class...................................       187,321    $2,441,804     $2,482,000
Fidelity Variable Insurance Products Fund III:
  Fidelity VIP III Growth Portfolio Service Class
     2...............................................       185,530    $5,823,440     $5,870,163
  Fidelity VIP III Overseas Portfolio Service Class
     2...............................................       117,430    $1,612,368     $2,042,105
  Fidelity VIP III Contrafund Portfolio Service Class
     2...............................................       192,979    $4,004,117     $5,084,989
  Fidelity VIP III Growth Opportunities Portfolio
     Service Class 2.................................        70,582      $969,068     $1,126,484
PIMCO Advisors VIT:
  PIMCO OpCap Equity Portfolio.......................       215,832    $7,049,734     $7,769,960
  PIMCO OpCap Small Cap Portfolio....................       279,628    $7,961,347    $10,108,541
  PIMCO OpCap Managed Portfolio......................       357,268   $13,807,101    $15,266,060
Scudder Variable Series I:
  Scudder Bond Portfolio Class A.....................     1,016,068    $6,958,114     $7,244,562
  Scudder Growth and Income Portfolio Class A........       583,699    $5,496,581     $5,422,561
  Scudder International Portfolio Class A............       549,803    $4,207,451     $5,223,127
Dreyfus Variable Investment Fund:
  Dreyfus Growth and Income Portfolio Initial
     Shares..........................................       284,048    $6,544,183     $6,078,637
Dreyfus Socially Responsible Growth Fund, Inc.:
  Dreyfus Socially Responsible Growth Fund Initial
     Shares..........................................       227,389    $7,508,441     $5,723,387
Federated Insurance Series:
  Federated Fund for U.S. Government Securities II...       907,354   $10,706,039    $10,525,307
  Federated Capital Income Fund II Primary Shares....       218,935    $1,925,840     $1,941,949

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
     Statement of Assets and Liabilities, December 31, 2004 -- continued

                                                           SHARES        COST        FAIR VALUE
------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust:
  Neuberger Berman AMT Limited Maturity Bond
     Portfolio Class I...............................        90,225    $1,189,297     $1,156,682
  Neuberger Berman AMT Partners Portfolio Class I....        24,225      $362,698       $443,796
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Fund Initial Class..........       230,943    $2,765,274     $3,078,466
  Van Eck Worldwide Hard Assets Fund Initial Class...       185,705    $2,370,361     $3,409,538
  Van Eck Worldwide Emerging Markets Fund Initial
     Class...........................................       480,188    $4,790,471     $7,303,652
  Van Eck Worldwide Real Estate Fund Initial Class...       153,372    $1,905,092     $2,722,349
  Van Eck Worldwide Bond Fund Class R................        33,737      $433,057       $449,714
  Van Eck Worldwide Hard Assets Fund Class R.........        11,647      $190,792       $213,844
  Van Eck Worldwide Emerging Markets Fund Class R....        59,354      $745,701       $902,772
  Van Eck Worldwide Real Estate Fund Class R.........        30,930      $488,399       $547,458
The Alger American Fund:
  Alger American Small Capitalization Portfolio Class
     O Shares........................................       101,844    $2,218,359     $2,063,361
MFS Variable Insurance Trust:
  MFS Emerging Growth Series Service Class...........        62,752    $1,145,890     $1,089,997
  MFS Investors Trust Series Service Class...........        69,023    $1,188,896     $1,241,729
  MFS New Discovery Series Service Class.............        46,512      $641,196       $684,187
  MFS Research Series Service Class..................        36,338      $531,190       $553,426
PIMCO Variable Insurance Trust:
  PIMCO High Yield Bond Portfolio....................       317,261    $2,535,740     $2,664,992
  PIMCO Total Return Bond Portfolio..................       354,108    $3,631,086     $3,721,679
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II Investor Class.......       240,819    $2,713,677     $3,939,798
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II Investor Class..........       189,779    $3,383,119     $4,260,545
                                                                                    ------------
  Total Investments..................................                               $457,643,822
  Accounts Receivable................................                                         --
                                                                                    ------------
  Total Assets.......................................                               $457,643,822
  Accounts Payable...................................                                        324
                                                                                    ------------
  Net Assets.........................................                               $457,643,498
                                                                                    ============
  Held for the benefit of contractholders............                                457,412,185
  Attributable to Nationwide Life and Annuity Company
     of America......................................                                    231,313
                                                                                    ------------
                                                                                    $457,643,498
                                                                                    ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
     Statements of Operations for the Year Ended December 31, 2004

--------------------------------------------------------------------------------

                                                           GARTMORE     GARTMORE       JP        GARTMORE       DREYFUS
                                              GARTMORE       GVIT         GVIT       MORGAN        GVIT          GVIT
                                                GVIT         MONEY     GOVERNMENT     GVIT       MID CAP     INTERNATIONAL
                                             NATIONWIDE     MARKET        BOND      BALANCED      GROWTH         VALUE
                                                FUND         FUND         FUND        FUND         FUND          FUND
                                 TOTAL        CLASS IV     CLASS IV     CLASS IV    CLASS IV     CLASS IV      CLASS IV
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................  $  8,346,368   $   173,672   $ 270,257   $ 789,700    $ 211,049           --    $  284,503
EXPENSES
Mortality and expense
  risks.....................     6,857,617       193,122     421,966     200,934      149,191   $  230,937       161,782
Investment Expense..........           241            --          --          --           --           --            --
                              ------------   -----------   ---------   ---------    ---------   ----------    ----------
Total expenses..............     6,857,858       193,122     421,966     200,934      149,191      230,937       161,782
                              ------------   -----------   ---------   ---------    ---------   ----------    ----------
Net investment income
  (loss)....................     1,488,510       (19,450)   (151,709)    588,766       61,858     (230,937)      122,721
                              ------------   -----------   ---------   ---------    ---------   ----------    ----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested................     2,906,084            --          --     295,512           --           --            --
Net realized (loss) gain
  from redemption of
  investment shares.........    (8,762,500)   (1,099,110)         --    (238,600)     (62,049)     507,105       836,377
                              ------------   -----------   ---------   ---------    ---------   ----------    ----------
Net realized (loss) gain on
  investments...............    (5,856,416)   (1,099,110)         --      56,912      (62,049)     507,105       836,377
                              ------------   -----------   ---------   ---------    ---------   ----------    ----------
Net unrealized appreciation
  (depreciation) of
  investments:
  Beginning of year.........   (19,349,723)   (4,497,214)         --    (148,657)    (338,590)   2,059,839     1,820,419
  End of year...............    24,027,469    (2,336,552)         --    (523,945)     380,395    3,667,159     3,073,601
                              ------------   -----------   ---------   ---------    ---------   ----------    ----------
Net unrealized appreciation
  (depreciation) during the
  year......................    43,377,192     2,160,662          --    (375,288)     718,985    1,607,320     1,253,182
                              ------------   -----------   ---------   ---------    ---------   ----------    ----------
Net realized and unrealized
  gain (loss) on
  investments...............    37,520,776     1,061,552          --    (318,376)     656,936    2,114,425     2,089,559
                              ------------   -----------   ---------   ---------    ---------   ----------    ----------
Net increase (decrease) in
  net assets resulting from
  operations................  $ 39,009,286   $ 1,042,102   $(151,709)  $ 270,390    $ 718,794   $1,883,488    $2,212,280
                              ============   ===========   =========   =========    =========   ==========    ==========

                                                         GARTMORE      GARTMORE     GARTMORE
                               GARTMORE     COMSTOCK       GVIT          GVIT         GVIT
                                 GVIT         GVIT         SMALL      SMALL CAP      EQUITY
                                GROWTH       VALUE        COMPANY       VALUE      500 INDEX
                                 FUND         FUND         FUND          FUND         FUND
                               CLASS IV     CLASS IV     CLASS IV      CLASS IV     CLASS IV
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................  $   23,302   $  142,851            --   $      284   $1,455,554
EXPENSES
Mortality and expense
  risks.....................     104,324      157,911   $   150,736      210,407      756,310
Investment Expense..........          --           --            --           --           --
                              ----------   ----------   -----------   ----------   ----------
Total expenses..............     104,324      157,911       150,736      210,407      756,310
                              ----------   ----------   -----------   ----------   ----------
Net investment income
  (loss)....................     (81,022)     (15,060)     (150,736)    (210,123)     699,244
                              ----------   ----------   -----------   ----------   ----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested................          --           --     1,193,711    1,036,465           --
Net realized (loss) gain
  from redemption of
  investment shares.........     404,731      677,146      (437,880)     957,917     (211,430)
                              ----------   ----------   -----------   ----------   ----------
Net realized (loss) gain on
  investments...............     404,731      677,146       755,831    1,994,382     (211,430)
                              ----------   ----------   -----------   ----------   ----------
Net unrealized appreciation
  (depreciation) of
  investments:
  Beginning of year.........   1,335,486    1,543,861    (1,596,546)   2,778,993    4,019,208
  End of year...............   1,452,849    2,452,639      (572,536)   3,001,436    7,990,164
                              ----------   ----------   -----------   ----------   ----------
Net unrealized appreciation
  (depreciation) during the
  year......................     117,363      908,778     1,024,010      222,443    3,970,956
                              ----------   ----------   -----------   ----------   ----------
Net realized and unrealized
  gain (loss) on
  investments...............     522,094    1,585,924     1,779,841    2,216,825    3,759,526
                              ----------   ----------   -----------   ----------   ----------
Net increase (decrease) in
  net assets resulting from
  operations................  $  441,072   $1,570,864   $ 1,629,105   $2,006,702   $4,458,770
                              ==========   ==========   ===========   ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
     Statements of Operations for the Year Ended December 31, 2004 -- continued

--------------------------------------------------------------------------------

                                       DREYFUS
                                        GVIT        FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP II
                                    INTERNATIONAL    HIGH INCOME    EQUITY-INCOME      GROWTH         OVERSEAS       ASSET MANAGER
                                     VALUE FUND       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                      CLASS III     INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.........................    $  4,230       $  675,595      $  665,063     $    133,755      $  20,290       $   525,927
EXPENSES
Mortality and expense risks.......      20,547           99,474         559,766          651,161         22,750           249,636
Investment Expense................           5               --              --               --             --                --
                                      --------       ----------      ----------     ------------      ---------       -----------
Total expenses....................      20,552           99,474         559,766          651,161         22,750           249,636
                                      --------       ----------      ----------     ------------      ---------       -----------
Net investment (loss) income......     (16,322)         576,121         105,297         (517,406)        (2,460)          276,291
                                      --------       ----------      ----------     ------------      ---------       -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested.......................          --               --         158,876               --             --                --
Net realized gain (loss) from
 redemption of investment
 shares...........................       2,948          207,048        (236,520)      (8,077,095)      (129,014)       (1,059,753)
                                      --------       ----------      ----------     ------------      ---------       -----------
Net realized gain (loss) on
 investments......................       2,948          207,048         (77,644)      (8,077,095)      (129,014)       (1,059,753)
                                      --------       ----------      ----------     ------------      ---------       -----------
Net unrealized appreciation
 (depreciation) of investments:
 Beginning of year................          --        1,238,017         126,616      (24,992,299)        22,997        (1,520,145)
 End of year......................      62,962          960,920       3,683,588      (15,861,676)       327,883          (114,006)
                                      --------       ----------      ----------     ------------      ---------       -----------
Net unrealized appreciation
 (depreciation) during the year...      62,962         (277,097)      3,556,972        9,130,623        304,886         1,406,139
                                      --------       ----------      ----------     ------------      ---------       -----------
Net realized and unrealized gain
 (loss) on investments............      65,910          (70,049)      3,479,328        1,053,528        175,872           346,386
                                      --------       ----------      ----------     ------------      ---------       -----------
Net increase in net assets
 resulting from operations........    $ 49,588       $  506,072      $3,584,625     $    536,122      $ 173,412       $   622,677
                                      ========       ==========      ==========     ============      =========       ===========

                                                                                                           FIDELITY
                                                      FIDELITY      FIDELITY    FIDELITY     FIDELITY       VIP III
                                      FIDELITY         VIP II        VIP III     VIP III     VIP III        GROWTH
                                       VIP II        INVESTMENT      GROWTH     OVERSEAS    CONTRAFUND   OPPORTUNITIES     PIMCO
                                     CONTRAFUND      GRADE BOND     PORTFOLIO   PORTFOLIO   PORTFOLIO      PORTFOLIO       OPCAP
                                      PORTFOLIO       PORTFOLIO      SERVICE     SERVICE     SERVICE        SERVICE       EQUITY
                                    INITIAL CLASS   INITIAL CLASS    CLASS 2     CLASS 2     CLASS 2        CLASS 2      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.........................   $   132,762      $ 130,288     $   8,730   $ 19,831    $   9,816      $  3,689      $ 88,862
EXPENSES
Mortality and expense risks.......       519,126         39,898        87,542     26,892       65,423        15,326       116,020
Investment Expense................            --             --            --         --           --            --            --
                                     -----------      ---------     ---------   --------    ----------     --------      --------
Total expenses....................       519,126         39,898        87,542     26,892       65,423        15,326       116,020
                                     -----------      ---------     ---------   --------    ----------     --------      --------
Net investment (loss) income......      (386,364)        90,390       (78,812)    (7,061)     (55,607)      (11,637)      (27,158)
                                     -----------      ---------     ---------   --------    ----------     --------      --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested.......................            --         93,716            --         --           --            --            --
Net realized gain (loss) from
 redemption of investment
 shares...........................      (524,701)        61,299      (130,697)    34,621       21,397       (11,990)      291,808
                                     -----------      ---------     ---------   --------    ----------     --------      --------
Net realized gain (loss) on
 investments......................      (524,701)       155,015      (130,697)    34,621       21,397       (11,990)      291,808
                                     -----------      ---------     ---------   --------    ----------     --------      --------
Net unrealized appreciation
 (depreciation) of investments:
 Beginning of year................    (1,311,569)       202,093      (231,685)   248,859      459,852        79,251       206,000
 End of year......................     4,270,694         40,196        46,723    429,737    1,080,872       157,416       720,226
                                     -----------      ---------     ---------   --------    ----------     --------      --------
Net unrealized appreciation
 (depreciation) during the year...     5,582,263       (161,897)      278,408    180,878      621,020        78,165       514,226
                                     -----------      ---------     ---------   --------    ----------     --------      --------
Net realized and unrealized gain
 (loss) on investments............     5,057,562         (6,882)      147,711    215,499      642,417        66,175       806,034
                                     -----------      ---------     ---------   --------    ----------     --------      --------
Net increase in net assets
 resulting from operations........   $ 4,671,198      $  83,508     $  68,899   $208,438    $ 586,810      $ 54,538      $778,876
                                     ===========      =========     =========   ========    ==========     ========      ========


                                      PIMCO
                                      OPCAP
                                    SMALL CAP
                                    PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.........................  $    4,868
EXPENSES
Mortality and expense risks.......     142,153
Investment Expense................          --
                                    ----------
Total expenses....................     142,153
                                    ----------
Net investment (loss) income......    (137,285)
                                    ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested.......................          --
Net realized gain (loss) from
 redemption of investment
 shares...........................     357,971
                                    ----------
Net realized gain (loss) on
 investments......................     357,971
                                    ----------
Net unrealized appreciation
 (depreciation) of investments:
 Beginning of year................     877,993
 End of year......................   2,147,194
                                    ----------
Net unrealized appreciation
 (depreciation) during the year...   1,269,201
                                    ----------
Net realized and unrealized gain
 (loss) on investments............   1,627,172
                                    ----------
Net increase in net assets
 resulting from operations........  $1,489,887
                                    ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
     Statements of Operations for the Year Ended December 31, 2004 -- continued

--------------------------------------------------------------------------------

                                                        SCUDDER                      DREYFUS       DREYFUS
                                                        GROWTH                       GROWTH        SOCIALLY
                                PIMCO       SCUDDER       AND         SCUDDER      AND INCOME    RESPONSIBLE    FEDERATED FUND
                                OPCAP        BOND       INCOME     INTERNATIONAL    PORTFOLIO       GROWTH            FOR
                               MANAGED     PORTFOLIO   PORTFOLIO     PORTFOLIO       INITIAL     FUND INITIAL   U.S. GOVERNMENT
                              PORTFOLIO     CLASS A     CLASS A       CLASS A        SHARES         SHARES       SECURITIES II
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................  $  275,518   $322,408    $  47,618    $   89,392     $    76,063   $    22,149       $ 622,484
EXPENSES
Mortality and expense
 risks......................     238,519    111,680       83,356        87,422          88,578        86,783         176,660
Investment Expense..........          --         --           --            --              --            --              --
                              ----------   --------    ---------    ----------     -----------   -----------       ---------
Total expenses..............     238,519    111,680       83,356        87,422          88,578        86,783         176,660
                              ----------   --------    ---------    ----------     -----------   -----------       ---------
Net investment income
 (loss).....................      36,999    210,728      (35,738)        1,970         (12,515)      (64,634)        445,824
                              ----------   --------    ---------    ----------     -----------   -----------       ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested.................          --         --           --            --              --            --          72,690
Net realized (loss) gain
 from redemption of
 investment shares..........    (200,545)    58,684     (362,351)      352,181        (265,246)   (1,058,027)        (58,169)
                              ----------   --------    ---------    ----------     -----------   -----------       ---------
Net realized (loss) gain on
 investments................    (200,545)    58,684     (362,351)      352,181        (265,246)   (1,058,027)         14,521
                              ----------   --------    ---------    ----------     -----------   -----------       ---------
Net unrealized appreciation
 (depreciation) of
 investments:
Beginning of year...........    (144,644)   253,749     (937,720)      575,228      (1,077,658)   (3,167,540)         19,075
End of year.................   1,458,959    286,448      (74,020)    1,015,676        (465,546)   (1,785,054)       (180,732)
                              ----------   --------    ---------    ----------     -----------   -----------       ---------
Net unrealized appreciation
 (depreciation) during the
 year.......................   1,603,603     32,699      863,700       440,448         612,112     1,382,486        (199,807)
                              ----------   --------    ---------    ----------     -----------   -----------       ---------
Net realized and unrealized
 gain (loss) on
 investments................   1,403,058     91,383      501,349       792,629         346,866       324,459        (185,286)
                              ----------   --------    ---------    ----------     -----------   -----------       ---------
Net increase (decrease) in
 net assets resulting from
 operations.................  $1,440,057   $302,111    $ 465,611    $  794,599     $   334,351   $   259,825       $ 260,538
                              ==========   ========    =========    ==========     ===========   ===========       =========

                                          NEUBERGER
                                           BERMAN
                              FEDERATED      AMT      NEUBERGER                    VAN ECK        VAN ECK
                               CAPITAL     LIMITED     BERMAN       VAN ECK       WORLDWIDE      WORLDWIDE
                               INCOME     MATURITY       AMT       WORLDWIDE         HARD         EMERGING
                               FUND II      BOND      PARTNERS        BOND          ASSETS        MARKETS
                               PRIMARY    PORTFOLIO   PORTFOLIO   FUND INITIAL   FUND INITIAL   FUND INITIAL
                               SHARES      CLASS I     CLASS I       CLASS          CLASS          CLASS
----------------------------  ------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................  $ 107,814   $ 41,343     $    52     $ 344,674      $   12,411     $   43,751
EXPENSES
Mortality and expense
 risks......................     31,805     16,306       6,654        50,269          58,664         88,600
Investment Expense..........         --         --          --            --              --             --
                              ---------   --------     -------     ---------      ----------     ----------
Total expenses..............     31,805     16,306       6,654        50,269          58,664         88,600
                              ---------   --------     -------     ---------      ----------     ----------
Net investment income
 (loss).....................     76,009     25,037      (6,602)      294,405         (46,253)       (44,849)
                              ---------   --------     -------     ---------      ----------     ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested.................         --         --          --            --              --             --
Net realized (loss) gain
 from redemption of
 investment shares..........   (642,453)    (4,053)     12,350       189,246         181,953      1,011,531
                              ---------   --------     -------     ---------      ----------     ----------
Net realized (loss) gain on
 investments................   (642,453)    (4,053)     12,350       189,246         181,953      1,011,531
                              ---------   --------     -------     ---------      ----------     ----------
Net unrealized appreciation
 (depreciation) of
 investments:
Beginning of year...........   (718,803)    (4,472)      7,652       572,420         547,899      1,982,132
End of year.................     16,109    (32,615)     81,098       313,192       1,039,177      2,513,181
                              ---------   --------     -------     ---------      ----------     ----------
Net unrealized appreciation
 (depreciation) during the
 year.......................    734,912    (28,143)     73,446      (259,228)        491,278        531,049
                              ---------   --------     -------     ---------      ----------     ----------
Net realized and unrealized
 gain (loss) on
 investments................     92,459    (32,196)     85,796       (69,982)        673,231      1,542,580
                              ---------   --------     -------     ---------      ----------     ----------
Net increase (decrease) in
 net assets resulting from
 operations.................  $ 168,468   $ (7,159)    $79,194     $ 224,423      $  626,978     $1,497,731
                              =========   ========     =======     =========      ==========     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
     Statements of Operations for the Year Ended December 31, 2004 -- continued

--------------------------------------------------------------------------------

                                                                                                ALGER
                                                         VAN ECK     VAN ECK     VAN ECK       AMERICAN         MFS         MFS
                               VAN ECK       VAN ECK    WORLDWIDE   WORLDWIDE   WORLDWIDE       SMALL        EMERGING    INVESTORS
                              WORLDWIDE     WORLDWIDE     HARD      EMERGING      REAL      CAPITALIZATION    GROWTH       TRUST
                             REAL ESTATE      BOND       ASSETS      MARKETS     ESTATE       PORTFOLIO       SERIES      SERIES
                             FUND INITIAL     FUND        FUND        FUND        FUND         CLASS O        SERVICE     SERVICE
                                CLASS        CLASS R     CLASS R     CLASS R     CLASS R        SHARES         CLASS       CLASS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................    $ 36,759           --          --          --          --             --             --   $  5,127
EXPENSES
Mortality and expense
 risks.....................      35,997      $ 1,362     $   967    $  4,418     $ 2,197      $  28,254      $  15,821     16,622
Investment Expense.........          --            1           5         102         128             --             --         --
                               --------      -------     -------    --------     -------      ---------      ---------   --------
Total expenses.............      35,997        1,363         972       4,520       2,325         28,254         15,821     16,622
                               --------      -------     -------    --------     -------      ---------      ---------   --------
Net investment income
 (loss)....................         762       (1,363)       (972)     (4,520)     (2,325)       (28,254)       (15,821)   (11,495)
                               --------      -------     -------    --------     -------      ---------      ---------   --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested................          --           --          --          --          --             --             --         --
Net realized gain (loss)
 from redemption of
 investment shares.........     310,460        3,507       2,011       9,576      18,402       (264,646)      (260,670)   (23,488)
                               --------      -------     -------    --------     -------      ---------      ---------   --------
Net realized gain (loss) on
 investments...............     310,460        3,507       2,011       9,576      18,402       (264,646)      (260,670)   (23,488)
                               --------      -------     -------    --------     -------      ---------      ---------   --------
Net unrealized appreciation
 (depreciation) of
 investments:
Beginning of year..........     384,169           --          --          --          --       (735,323)      (441,658)   (90,531)
End of year................     817,257       16,657      23,052     157,071      59,059       (154,998)       (55,893)    52,833
                               --------      -------     -------    --------     -------      ---------      ---------   --------
Net unrealized appreciation
 (depreciation) during the
 year......................     433,088       16,657      23,052     157,071      59,059        580,325        385,765    143,364
                               --------      -------     -------    --------     -------      ---------      ---------   --------
Net realized and unrealized
 gain (loss) on
 investments...............     743,548       20,164      25,063     166,647      77,461        315,679        125,095    119,876
                               --------      -------     -------    --------     -------      ---------      ---------   --------
Net increase (decrease) in
 net assets resulting from
 operations................    $744,310      $18,801     $24,091    $162,127     $75,136      $ 287,425      $ 109,274   $108,381
                               ========      =======     =======    ========     =======      =========      =========   ========


                                MFS                                            STRONG
                                NEW         MFS        PIMCO       PIMCO      MID CAP       STRONG
                             DISCOVERY   RESEARCH      HIGH        TOTAL       GROWTH     OPPORTUNITY
                              SERIES      SERIES       YIELD      RETURN      FUND II       FUND II
                              SERVICE     SERVICE      BOND        BOND       INVESTOR     INVESTOR
                               CLASS       CLASS     PORTFOLIO   PORTFOLIO     CLASS         CLASS
---------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................        --    $   5,507   $ 443,412   $ 75,008            --          --
EXPENSES
Mortality and expense
 risks.....................   $ 9,801        7,822      86,990     55,633    $   55,880    $ 57,223
Investment Expense.........        --           --          --         --            --          --
                              -------    ---------   ---------   --------    ----------    --------
Total expenses.............     9,801        7,822      86,990     55,633        55,880      57,223
                              -------    ---------   ---------   --------    ----------    --------
Net investment income
 (loss)....................    (9,801)      (2,315)    356,422     19,375       (55,880)    (57,223)
                              -------    ---------   ---------   --------    ----------    --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested................        --           --          --     55,114            --          --
Net realized gain (loss)
 from redemption of
 investment shares.........    (7,584)     (49,960)    172,988     57,060       (75,531)    (11,255)
                              -------    ---------   ---------   --------    ----------    --------
Net realized gain (loss) on
 investments...............    (7,584)     (49,960)    172,988    112,174       (75,531)    (11,255)
                              -------    ---------   ---------   --------    ----------    --------
Net unrealized appreciation
 (depreciation) of
 investments:
Beginning of year..........    (2,179)    (100,539)    581,780     88,512       486,442     189,507
End of year................    42,991       22,236     129,252     90,593     1,226,121     877,426
                              -------    ---------   ---------   --------    ----------    --------
Net unrealized appreciation
 (depreciation) during the
 year......................    45,170      122,775    (452,528)     2,081       739,679     687,919
                              -------    ---------   ---------   --------    ----------    --------
Net realized and unrealized
 gain (loss) on
 investments...............    37,586       72,815    (279,540)   114,255       664,148     676,664
                              -------    ---------   ---------   --------    ----------    --------
Net increase (decrease) in
 net assets resulting from
 operations................   $27,785    $  70,500   $  76,882   $133,630    $  608,268    $619,441
                              =======    =========   =========   ========    ==========    ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
     Statements of Changes in Net Assets for the Year Ended December 31, 2004

--------------------------------------------------------------------------------

                                                                         GARTMORE                                  GARTMORE
                                                          GARTMORE         GVIT        GARTMORE      JP MORGAN       GVIT
                                                            GVIT          MONEY          GVIT          GVIT         MID CAP
                                                         NATIONWIDE       MARKET      GOVERNMENT     BALANCED       GROWTH
                                                            FUND           FUND        BOND FUND       FUND          FUND
                                             TOTAL        CLASS IV       CLASS IV      CLASS IV      CLASS IV      CLASS IV
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........  $   1,488,510   $   (19,450)  $   (151,709)  $   588,766   $    61,858   $  (230,937)
Net realized (loss) gain on
 investments...........................     (5,856,416)   (1,099,110)            --        56,912       (62,049)      507,105
Net unrealized appreciation
 (depreciation) during the year........     43,377,192     2,160,662             --      (375,288)      718,985     1,607,320
                                         -------------   -----------   ------------   -----------   -----------   -----------
Net increase (decrease) in net assets
 from operations.......................     39,009,286     1,042,102       (151,709)      270,390       718,794     1,883,488
                                         -------------   -----------   ------------   -----------   -----------   -----------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractholders' net premiums..........      5,218,642        93,198        688,968       123,626        73,442       215,636
Administrative charges.................     (1,289,339)      (29,971)      (127,387)      (76,111)      (28,198)      (52,894)
Surrenders and forfeitures.............   (117,554,203)   (3,099,127)   (20,307,834)   (3,173,526)   (2,442,865)   (3,665,421)
Transfers between portfolios and the
 Guaranteed Account....................     (2,536,042)     (581,546)     9,744,430        36,979       378,451      (290,006)
Net repayments (withdrawals) due to
 policy loans..........................        108,259         2,018         15,270         5,286         2,226         7,700
Withdrawals due to death benefits......     (5,666,590)      (89,215)      (316,494)     (314,970)      (46,027)     (249,101)
                                         -------------   -----------   ------------   -----------   -----------   -----------
Net decrease in net assets derived from
 contract transactions.................   (121,719,273)   (3,704,643)   (10,303,047)   (3,398,716)   (2,062,971)   (4,034,086)
                                         -------------   -----------   ------------   -----------   -----------   -----------
Amounts (withdrawn)/contributed by
 Nationwide Life and Annuity Company of
 America, including seed money and
 reimbursements........................     (1,813,777)      (49,968)       (60,927)      (29,112)      (29,528)      (99,869)
                                         -------------   -----------   ------------   -----------   -----------   -----------
Total decrease in net assets...........    (84,523,764)   (2,712,509)   (10,515,683)   (3,157,438)   (1,373,705)   (2,250,467)
NET ASSETS
 Beginning of year.....................    542,167,262    15,658,559     36,799,698    16,271,551    11,446,012    17,968,775
                                         -------------   -----------   ------------   -----------   -----------   -----------
 End of year...........................  $ 457,643,498   $12,946,050   $ 26,284,015   $13,114,113   $10,072,307   $15,718,308
                                         =============   ===========   ============   ===========   ===========   ===========
CHANGES IN UNITS
 Beginning units.......................        705,292        32,580         55,908        24,101        19,971        15,290
                                         -------------   -----------   ------------   -----------   -----------   -----------
 Units purchased.......................         83,236           188         32,705         3,564         1,260         1,450
 Units sold............................       (234,823)       (6,339)       (48,422)       (8,259)       (3,850)       (4,444)
                                         -------------   -----------   ------------   -----------   -----------   -----------
 Ending units..........................        553,705        26,429         40,191        19,406        17,381        12,296
                                         =============   ===========   ============   ===========   ===========   ===========

                                                                                      GARTMORE      GARTMORE
                                            DREYFUS       GARTMORE      COMSTOCK        GVIT          GVIT         GARTMORE
                                             GVIT           GVIT          GVIT          SMALL       SMALL CAP        GVIT
                                         INTERNATIONAL     GROWTH         VALUE        COMPANY        VALUE       EQUITY 500
                                          VALUE FUND        FUND          FUND          FUND          FUND        INDEX FUND
                                           CLASS IV       CLASS IV      CLASS IV      CLASS IV      CLASS IV       CLASS IV
---------------------------------------  ------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........   $   122,721    $   (81,022)  $   (15,060)  $  (150,736)  $  (210,123)  $    699,244
Net realized (loss) gain on
 investments...........................       836,377        404,731       677,146       755,831     1,994,382       (211,430)
Net unrealized appreciation
 (depreciation) during the year........     1,253,182        117,363       908,778     1,024,010       222,443      3,970,956
                                          -----------    -----------   -----------   -----------   -----------   ------------
Net increase (decrease) in net assets
 from operations.......................     2,212,280        441,072     1,570,864     1,629,105     2,006,702      4,458,770
                                          -----------    -----------   -----------   -----------   -----------   ------------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractholders' net premiums..........        81,969        115,503       129,473       110,126       157,334        665,194
Administrative charges.................       (33,694)       (26,874)      (48,382)      (36,394)      (50,666)      (125,382)
Surrenders and forfeitures.............    (2,826,303)    (1,078,313)   (2,834,477)   (1,749,019)   (2,415,922)   (10,580,845)
Transfers between portfolios and the
 Guaranteed Account....................      (272,848)       (77,772)     (101,669)     (542,327)       60,166       (888,264)
Net repayments (withdrawals) due to
 policy loans..........................         8,884            471          (292)        7,563         3,491         12,437
Withdrawals due to death benefits......       (77,057)      (154,683)     (222,117)     (251,396)     (149,479)      (487,446)
                                          -----------    -----------   -----------   -----------   -----------   ------------
Net decrease in net assets derived from
 contract transactions.................    (3,119,049)    (1,221,668)   (3,077,464)   (2,461,447)   (2,395,076)   (11,404,306)
                                          -----------    -----------   -----------   -----------   -----------   ------------
Amounts (withdrawn)/contributed by
 Nationwide Life and Annuity Company of
 America, including seed money and
 reimbursements........................       128,736        (23,878)       (6,063)      (36,868)       (5,512)      (147,102)
                                          -----------    -----------   -----------   -----------   -----------   ------------
Total decrease in net assets...........      (778,033)      (804,474)   (1,512,663)     (869,210)     (393,886)    (7,092,638)
NET ASSETS
 Beginning of year.....................    13,016,983      8,015,457    12,033,757    11,396,422    15,255,556     58,511,181
                                          -----------    -----------   -----------   -----------   -----------   ------------
 End of year...........................   $12,238,950    $ 7,210,983   $10,521,094   $10,527,212   $14,861,670   $ 51,418,543
                                          ===========    ===========   ===========   ===========   ===========   ============
CHANGES IN UNITS
 Beginning units.......................        15,513         19,498        22,805        21,340        25,045         47,478
                                          -----------    -----------   -----------   -----------   -----------   ------------
 Units purchased.......................         1,229          1,190         1,509         1,835         4,363          1,930
 Units sold............................        (4,460)        (4,202)       (7,086)       (6,326)       (8,302)       (11,050)
                                          -----------    -----------   -----------   -----------   -----------   ------------
 Ending units..........................        12,282         16,486        17,228        16,849        21,106         38,358
                                          ===========    ===========   ===========   ===========   ===========   ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
     Statements of Changes in Net Assets for the Year Ended December 31,
     2004 -- continued

--------------------------------------------------------------------------------

                                                             FIDELITY                                   FIDELITY
                                               FIDELITY         VIP                        FIDELITY      VIP II       FIDELITY
                                 DREYFUS       VIP HIGH       EQUITY-                        VIP          ASSET        VIP II
                                  GVIT          INCOME        INCOME      FIDELITY VIP     OVERSEAS      MANAGER     CONTRAFUND
                              INTERNATIONAL    PORTFOLIO     PORTFOLIO       GROWTH       PORTFOLIO     PORTFOLIO     PORTFOLIO
                               VALUE FUND       INITIAL       INITIAL       PORTFOLIO      INITIAL       INITIAL       INITIAL
                                CLASS III        CLASS         CLASS      INITIAL CLASS     CLASS         CLASS         CLASS
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss)
 income.....................   $  (16,322)    $   576,121   $   105,297   $   (517,406)   $   (2,460)  $   276,291   $  (386,364)
Net realized gain (loss) on
 investments................        2,948         207,048       (77,644)    (8,077,095)     (129,014)   (1,059,753)     (524,701)
Net unrealized appreciation
 (depreciation) during the
 year.......................       62,962        (277,097)    3,556,972      9,130,623       304,886     1,406,139     5,582,263
                               ----------     -----------   -----------   ------------    ----------   -----------   -----------
Net increase in net assets
 from operations............       49,588         506,072     3,584,625        536,122       173,412       622,677     4,671,198
                               ----------     -----------   -----------   ------------    ----------   -----------   -----------
FROM VARIABLE ANNUITY
 CONTRACT TRANSACTIONS
Contractholders' net
 premiums...................       65,702          82,132       345,537        646,682        31,831        91,350       366,217
Administrative charges......       (1,150)        (14,705)      (64,349)       (93,353)       (3,214)      (30,073)      (66,836)
Surrenders and
 forfeitures................     (101,099)     (1,781,951)   (9,323,226)    (9,583,433)     (280,869)   (4,367,049)   (7,709,612)
Transfers between portfolios
 and the Guaranteed
 Account....................      998,034        (339,790)     (531,823)    (1,558,336)      (31,184)      265,986       122,957
Net repayments (withdrawals)
 due to policy loans........          277           3,468         9,415          1,461           278        (2,658)        2,985
Withdrawals due to death
 benefits...................           --        (409,066)     (329,673)      (411,990)      (22,619)     (132,997)     (220,438)
                               ----------     -----------   -----------   ------------    ----------   -----------   -----------
Net increase (decrease) in
 net assets derived from
 contract transactions......      961,764      (2,459,912)   (9,894,119)   (10,998,969)     (305,777)   (4,175,441)   (7,504,727)
                               ----------     -----------   -----------   ------------    ----------   -----------   -----------
Amounts contributed/
 (withdrawn) by Nationwide
 Life and Annuity Company of
 America, including seed
 money and reimbursements...       23,867         (28,783)      (60,513)       (47,187)      (31,380)      (77,691)      (78,205)
                               ----------     -----------   -----------   ------------    ----------   -----------   -----------
Total increase (decrease) in
 net assets.................    1,035,219      (1,982,623)   (6,370,007)   (10,510,034)     (163,745)   (3,630,455)   (2,911,734)
NET ASSETS
 Beginning of year..........           --       8,372,508    43,796,944     52,517,504     1,762,778    19,518,457    38,944,159
                               ----------     -----------   -----------   ------------    ----------   -----------   -----------
 End of year................   $1,035,219     $ 6,389,885   $37,426,937   $ 42,007,470    $1,599,033   $15,888,002   $36,032,425
                               ==========     ===========   ===========   ============    ==========   ===========   ===========
CHANGES IN UNITS
 Beginning units............           --          12,347        35,501         48,270         2,776        21,836        31,165
                               ----------     -----------   -----------   ------------    ----------   -----------   -----------
 Units purchased............        2,271             454         1,393          2,607           165           950         1,229
 Units sold.................         (472)         (4,055)       (9,270)       (12,963)         (654)       (5,629)       (7,020)
                               ----------     -----------   -----------   ------------    ----------   -----------   -----------
 Ending units...............        1,799           8,746        27,624         37,914         2,287        17,157        25,374
                               ==========     ===========   ===========   ============    ==========   ===========   ===========

                               FIDELITY
                                VIP II                                              FIDELITY
                              INVESTMENT    FIDELITY     FIDELITY     FIDELITY       VIP III
                                GRADE       VIP III      VIP III      VIP III        GROWTH
                                 BOND        GROWTH      OVERSEAS    CONTRAFUND   OPPORTUNITIES      PIMCO         PIMCO
                              PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO        OPCAP         OPCAP
                               INITIAL      SERVICE      SERVICE      SERVICE        SERVICE        EQUITY       SMALL CAP
                                CLASS       CLASS 2      CLASS 2      CLASS 2        CLASS 2       PORTFOLIO     PORTFOLIO
----------------------------  ---------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss)
 income.....................  $   90,390   $  (78,812)  $   (7,061)  $ (55,607)    $  (11,637)    $   (27,158)  $  (137,285)
Net realized gain (loss) on
 investments................     155,015     (130,697)      34,621      21,397        (11,990)        291,808       357,971
Net unrealized appreciation
 (depreciation) during the
 year.......................    (161,897)     278,408      180,878     621,020         78,165         514,226     1,269,201
                              ----------   ----------   ----------   ----------    ----------     -----------   -----------
Net increase in net assets
 from operations............      83,508       68,899      208,438     586,810         54,538         778,876     1,489,887
                              ----------   ----------   ----------   ----------    ----------     -----------   -----------
FROM VARIABLE ANNUITY
 CONTRACT TRANSACTIONS
Contractholders' net
 premiums...................      16,237       22,004        3,509       3,680          4,760          50,347       102,671
Administrative charges......      (7,003)     (38,474)      (8,490)    (21,880)        (4,824)        (19,545)      (13,677)
Surrenders and
 forfeitures................    (790,782)    (577,153)    (129,662)   (302,643)       (68,030)     (2,023,475)   (1,670,227)
Transfers between portfolios
 and the Guaranteed
 Account....................    (105,712)     (64,042)     163,491     557,946         62,150        (360,034)      (62,764)
Net repayments (withdrawals)
 due to policy loans........      (1,010)         297           --          --             --          (2,019)        2,205
Withdrawals due to death
 benefits...................      (1,894)    (198,910)     (79,858)   (123,596)        (9,824)        (73,858)     (135,387)
                              ----------   ----------   ----------   ----------    ----------     -----------   -----------
Net increase (decrease) in
 net assets derived from
 contract transactions......    (890,164)    (856,278)     (51,010)    113,507        (15,768)     (2,428,584)   (1,777,179)
                              ----------   ----------   ----------   ----------    ----------     -----------   -----------
Amounts contributed/
 (withdrawn) by Nationwide
 Life and Annuity Company of
 America, including seed
 money and reimbursements...     (15,749)     (12,443)     (14,201)    (19,441)       (13,624)        (75,727)      (79,043)
                              ----------   ----------   ----------   ----------    ----------     -----------   -----------
Total increase (decrease) in
 net assets.................    (822,405)    (799,822)     143,227     680,876         25,146      (1,725,435)     (366,335)
NET ASSETS
 Beginning of year..........   3,301,405    6,669,985    1,898,878   4,404,113      1,101,338       9,495,395    10,474,876
                              ----------   ----------   ----------   ----------    ----------     -----------   -----------
 End of year................  $2,479,000   $5,870,163   $2,042,105   $5,084,989    $1,126,484     $ 7,769,960   $10,108,541
                              ==========   ==========   ==========   ==========    ==========     ===========   ===========
CHANGES IN UNITS
 Beginning units............       4,173       21,324        5,430       9,803          3,101           8,069         8,974
                              ----------   ----------   ----------   ----------    ----------     -----------   -----------
 Units purchased............         143        1,716          819       1,593            289              33           375
 Units sold.................      (1,261)      (4,546)        (982)     (1,384)          (342)         (2,074)       (1,844)
                              ----------   ----------   ----------   ----------    ----------     -----------   -----------
 Ending units...............       3,055       18,494        5,267      10,012          3,048           6,028         7,505
                              ==========   ==========   ==========   ==========    ==========     ===========   ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
     Statements of Changes in Net Assets for the Year Ended December 31,
     2004 -- continued

--------------------------------------------------------------------------------

                                                                                            DREYFUS       DREYFUS
                                                              SCUDDER                     GROWTH AND      SOCIALLY
                                   PIMCO        SCUDDER     GROWTH AND       SCUDDER        INCOME      RESPONSIBLE
                                   OPCAP         BOND         INCOME      INTERNATIONAL    PORTFOLIO       GROWTH
                                  MANAGED      PORTFOLIO     PORTFOLIO      PORTFOLIO       INITIAL     FUND INITIAL
                                 PORTFOLIO      CLASS A       CLASS A        CLASS A        SHARES         SHARES
--------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
 (loss).......................  $    36,999   $   210,728   $   (35,738)   $     1,970    $  (12,515)   $   (64,634)
Net realized (loss) gain on
 investments..................     (200,545)       58,684      (362,351)       352,181      (265,246)    (1,058,027)
Net unrealized appreciation
 (depreciation) during the
 year.........................    1,603,603        32,699       863,700        440,448       612,112      1,382,486
                                -----------   -----------   -----------    -----------    -----------   -----------
Net increase (decrease) in net
 assets from operations.......    1,440,057       302,111       465,611        794,599       334,351        259,825
                                -----------   -----------   -----------    -----------    -----------   -----------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractholders' net
 premiums.....................      116,648        50,885        63,162         44,744        93,749         86,880
Administrative charges........      (42,402)      (12,345)      (10,127)       (11,014)      (11,211)       (13,410)
Surrenders and forfeitures....   (4,387,036)   (1,836,718)   (1,457,977)    (1,449,592)   (1,362,966)    (1,345,485)
Transfers between portfolios
 and the Guaranteed Account...     (490,073)     (156,036)      (59,511)    (1,442,737)      (35,457)      (222,812)
Net repayments (withdrawals)
 due to policy loans..........          788           237           276          2,678         2,926          8,231
Withdrawals due to death
 benefits.....................     (112,219)      (33,519)      (48,342)       (44,690)      (73,330)       (82,097)
                                -----------   -----------   -----------    -----------    -----------   -----------
Net decrease in net assets
 derived from contract
 transactions.................   (4,914,294)   (1,987,496)   (1,512,519)    (2,900,611)   (1,386,289)    (1,568,693)
                                -----------   -----------   -----------    -----------    -----------   -----------
Amounts withdrawn by
 Nationwide Life and Annuity
 Company of America, including
 seed money and
 reimbursements...............      (74,865)      (46,206)      (56,564)       (64,181)      (49,771)       (24,027)
                                -----------   -----------   -----------    -----------    -----------   -----------
Total (decrease) increase in
 net assets...................   (3,549,102)   (1,731,591)   (1,103,472)    (2,170,193)   (1,101,709)    (1,332,895)
NET ASSETS
 Beginning of year............   18,815,162     8,976,153     6,526,033      7,393,320     7,180,346      7,056,282
                                -----------   -----------   -----------    -----------    -----------   -----------
 End of year..................  $15,266,060   $ 7,244,562   $ 5,422,561    $ 5,223,127    $6,078,637    $ 5,723,387
                                ===========   ===========   ===========    ===========    ===========   ===========
CHANGES IN UNITS
 Beginning units..............       16,217        11,691         8,031         12,046         7,826          8,013
                                -----------   -----------   -----------    -----------    -----------   -----------
 Units purchased..............          452           750           357            115           292            215
 Units sold...................       (4,578)       (3,318)       (2,191)        (4,694)       (1,822)        (2,001)
                                -----------   -----------   -----------    -----------    -----------   -----------
 Ending units.................       12,091         9,123         6,197          7,467         6,296          6,227
                                ===========   ===========   ===========    ===========    ===========   ===========

                                                                NEUBERGER
                                                                  BERMAN
                                                   FEDERATED       AMT                                      VAN ECK
                                                    CAPITAL      LIMITED     NEUBERGER       VAN ECK       WORLDWIDE
                                FEDERATED FUND      INCOME       MATURITY    BERMAN AMT     WORLDWIDE         HARD
                                      FOR           FUND II        BOND       PARTNERS        BOND           ASSETS
                                U.S. GOVERNMENT     PRIMARY     PORTFOLIO    PORTFOLIO    FUND INITIAL    FUND INITIAL
                                 SECURITIES II      SHARES       CLASS I      CLASS I         CLASS          CLASS
------------------------------  --------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
 (loss).......................    $   445,824     $   76,009    $   25,037   $  (6,602)    $   294,405     $  (46,253)
Net realized (loss) gain on
 investments..................         14,521       (642,453)       (4,053)     12,350         189,246        181,953
Net unrealized appreciation
 (depreciation) during the
 year.........................       (199,807)       734,912       (28,143)     73,446        (259,228)       491,278
                                  -----------     ----------    ----------   ---------     -----------     ----------
Net increase (decrease) in net
 assets from operations.......        260,538        168,468        (7,159)     79,194         224,423        626,978
                                  -----------     ----------    ----------   ---------     -----------     ----------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractholders' net
 premiums.....................        112,903         26,460        17,003       8,667          16,738          8,995
Administrative charges........        (15,664)        (5,142)       (1,876)     (1,447)         (8,915)        (3,894)
Surrenders and forfeitures....     (3,805,121)      (645,596)     (146,124)   (145,835)       (617,116)      (287,693)
Transfers between portfolios
 and the Guaranteed Account...     (1,456,634)      (250,505)       84,391     (13,096)       (624,764)           928
Net repayments (withdrawals)
 due to policy loans..........          2,130          1,271          (653)         (4)          3,079          1,011
Withdrawals due to death
 benefits.....................       (109,820)       (53,723)       (1,921)       (942)       (101,848)        (9,817)
                                  -----------     ----------    ----------   ---------     -----------     ----------
Net decrease in net assets
 derived from contract
 transactions.................     (5,272,206)      (927,235)      (49,180)   (152,657)     (1,332,826)      (290,470)
                                  -----------     ----------    ----------   ---------     -----------     ----------
Amounts withdrawn by
 Nationwide Life and Annuity
 Company of America, including
 seed money and
 reimbursements...............        (42,582)       (20,860)      (31,967)    (87,101)        (63,826)       (50,331)
                                  -----------     ----------    ----------   ---------     -----------     ----------
Total (decrease) increase in
 net assets...................     (5,054,250)      (779,627)      (88,306)   (160,564)     (1,172,229)       286,177
NET ASSETS
 Beginning of year............     15,579,557      2,721,576     1,244,988     604,360       4,250,695      3,123,361
                                  -----------     ----------    ----------   ---------     -----------     ----------
 End of year..................    $10,525,307     $1,941,949    $1,156,682   $ 443,796     $ 3,078,466     $3,409,538
                                  ===========     ==========    ==========   =========     ===========     ==========
CHANGES IN UNITS
 Beginning units..............         20,443          4,442         1,811       1,111           5,945          5,592
                                  -----------     ----------    ----------   ---------     -----------     ----------
 Units purchased..............            757            123           208          23             186            428
 Units sold...................         (7,651)        (1,623)         (282)       (332)         (2,075)          (934)
                                  -----------     ----------    ----------   ---------     -----------     ----------
 Ending units.................         13,549          2,942         1,737         802           4,056          5,086
                                  ===========     ==========    ==========   =========     ===========     ==========


                                  VAN ECK
                                 WORLDWIDE
                                  EMERGING
                                  MARKETS
                                FUND INITIAL
                                   CLASS
------------------------------  ------------
FROM OPERATIONS
Net investment income
 (loss).......................  $   (44,849)
Net realized (loss) gain on
 investments..................    1,011,531
Net unrealized appreciation
 (depreciation) during the
 year.........................      531,049
                                -----------
Net increase (decrease) in net
 assets from operations.......    1,497,731
                                -----------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractholders' net
 premiums.....................       40,652
Administrative charges........      (18,574)
Surrenders and forfeitures....   (1,277,947)
Transfers between portfolios
 and the Guaranteed Account...      (62,282)
Net repayments (withdrawals)
 due to policy loans..........        2,996
Withdrawals due to death
 benefits.....................      (36,123)
                                -----------
Net decrease in net assets
 derived from contract
 transactions.................   (1,351,278)
                                -----------
Amounts withdrawn by
 Nationwide Life and Annuity
 Company of America, including
 seed money and
 reimbursements...............      (65,499)
                                -----------
Total (decrease) increase in
 net assets...................       80,954
NET ASSETS
 Beginning of year............    7,222,698
                                -----------
 End of year..................  $ 7,303,652
                                ===========
CHANGES IN UNITS
 Beginning units..............       15,086
                                -----------
 Units purchased..............        2,783
 Units sold...................       (5,504)
                                -----------
 Ending units.................       12,365
                                ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
     Statements of Changes in Net Assets for the Year Ended December 31,
     2004 -- continued

--------------------------------------------------------------------------------

                                                                                                         ALGER
                                                                                          VAN ECK       AMERICAN         MFS
                                VAN ECK       VAN ECK      VAN ECK         VAN ECK       WORLDWIDE       SMALL         EMERGING
                               WORLDWIDE     WORLDWIDE    WORLDWIDE       WORLDWIDE        REAL      CAPITALIZATION     GROWTH
                              REAL ESTATE      BOND      HARD ASSETS      EMERGING        ESTATE       PORTFOLIO        SERIES
                              FUND INITIAL     FUND         FUND        MARKETS FUND       FUND         CLASS O        SERVICE
                                 CLASS        CLASS R      CLASS R         CLASS R        CLASS R        SHARES         CLASS
                              ------------   ---------   -----------   ---------------   ---------   --------------   ----------
FROM OPERATIONS
Net investment income
 (loss).....................   $      762    $ (1,363)    $   (972)       $ (4,520)      $ (2,325)     $  (28,254)    $  (15,821)
Net realized gain (loss) on
 investments................      310,460       3,507        2,011           9,576         18,402        (264,646)      (260,670)
Net unrealized appreciation
 (depreciation) during the
 year.......................      433,088      16,657       23,052         157,071         59,059         580,325        385,765
                               ----------    --------     --------        --------       --------      ----------     ----------
Net increase in net assets
 from operations............      744,310      18,801       24,091         162,127         75,136         287,425        109,274
                               ----------    --------     --------        --------       --------      ----------     ----------
FROM VARIABLE ANNUITY
 CONTRACT TRANSACTIONS
Contractholders' net
 premiums...................       23,431      14,212        7,706          37,799         17,273          57,821          3,247
Administrative charges......      (13,191)       (114)         (92)           (340)          (128)         (3,858)        (6,264)
Surrenders and
 forfeitures................     (437,260)     (5,302)      (8,909)        (26,388)        (9,622)       (455,876)      (127,610)
Transfers between portfolios
 and the Guaranteed
 Account....................      303,537     422,285      193,272         732,554        467,072         (21,359)       (20,095)
Net repayments (withdrawals)
 due to policy loans........          397          --           63             191             (3)          2,530             --
Withdrawals due to death
 benefits...................           --          --       (2,330)         (2,404)        (2,213)        (30,490)       (76,264)
                               ----------    --------     --------        --------       --------      ----------     ----------
Net (decrease) increase in
 net assets derived from
 contract transactions......     (123,086)    431,081      189,710         741,412        472,379        (451,232)      (226,986)
                               ----------    --------     --------        --------       --------      ----------     ----------
Amounts (withdrawn)/
 contributed by Nationwide
 Life and Annuity Company of
 America, including seed
 money and reimbursements...      (54,985)        (47)         127            (651)          (177)        (21,734)        (6,415)
                               ----------    --------     --------        --------       --------      ----------     ----------
Total increase (decrease) in
 net assets.................      566,239     449,835      213,928         902,888        547,338        (185,541)      (124,127)
NET ASSETS
Beginning of year...........    2,156,110          --           --              --             --       2,248,901      1,214,124
                               ----------    --------     --------        --------       --------      ----------     ----------
End of year.................   $2,722,349    $449,835     $213,928        $902,888       $547,338      $2,063,360     $1,089,997
                               ==========    ========     ========        ========       ========      ==========     ==========
CHANGES IN UNITS
 Beginning units............        3,365          --           --              --             --           4,985          5,500
                               ----------    --------     --------        --------       --------      ----------     ----------
 Units purchased............        1,347         956          492           1,650          1,042             195            159
 Units sold.................       (1,478)       (152)        (149)           (218)          (190)         (1,163)        (1,197)
                               ----------    --------     --------        --------       --------      ----------     ----------
 Ending units...............        3,234         804          343           1,432            852           4,017          4,462
                               ==========    ========     ========        ========       ========      ==========     ==========


                                 MFS                                                           STRONG
                              INVESTORS     MFS NEW      MFS                      PIMCO       MID CAP       STRONG
                                TRUST      DISCOVERY   RESEARCH      PIMCO        TOTAL        GROWTH     OPPORTUNITY
                                SERIES      SERIES      SERIES    HIGH YIELD      RETURN      FUND II       FUND II
                               SERVICE      SERVICE    SERVICE       BOND          BOND       INVESTOR     INVESTOR
                                CLASS        CLASS      CLASS      PORTFOLIO    PORTFOLIO      CLASS         CLASS
                              ----------   ---------   --------   -----------   ----------   ----------   -----------
FROM OPERATIONS
Net investment income
 (loss).....................  $  (11,495)  $ (9,801)   $(2,315)   $   356,422   $   19,375   $  (55,880)  $  (57,223)
Net realized gain (loss) on
 investments................     (23,488)    (7,584)   (49,960)       172,988      112,174      (75,531)     (11,255)
Net unrealized appreciation
 (depreciation) during the
 year.......................     143,364     45,170    122,775       (452,528)       2,081      739,679      687,919
                              ----------   ---------   --------   -----------   ----------   ----------   ----------
Net increase in net assets
 from operations............     108,381     27,785     70,500         76,882      133,630      608,268      619,441
                              ----------   ---------   --------   -----------   ----------   ----------   ----------
FROM VARIABLE ANNUITY
 CONTRACT TRANSACTIONS
Contractholders' net
 premiums...................         927      2,195         --             62        9,570       36,877       32,908
Administrative charges......      (4,563)    (5,447)    (1,136)       (18,409)     (22,799)     (19,373)     (14,078)
Surrenders and
 forfeitures................     (52,525)  (128,925)   (16,477)    (3,218,753)    (343,554)    (610,354)    (464,579)
Transfers between portfolios
 and the Guaranteed
 Account....................       5,656     (5,984)   (11,103)    (6,291,541)    (330,257)    (237,490)     403,526
Net repayments (withdrawals)
 due to policy loans........          --         --         --             --       (1,163)       1,424          101
Withdrawals due to death
 benefits...................     (31,274)        --    (68,902)      (104,652)     (30,292)     (86,639)     (14,644)
                              ----------   ---------   --------   -----------   ----------   ----------   ----------
Net (decrease) increase in
 net assets derived from
 contract transactions......     (81,779)  (138,161)   (97,618)    (9,633,293)    (718,495)    (915,555)     (56,766)
                              ----------   ---------   --------   -----------   ----------   ----------   ----------
Amounts (withdrawn)/
 contributed by Nationwide
 Life and Annuity Company of
 America, including seed
 money and reimbursements...     (15,445)   (14,800)   (12,238)       (36,703)     (50,210)     (10,165)     (22,343)
                              ----------   ---------   --------   -----------   ----------   ----------   ----------
Total increase (decrease) in
 net assets.................      11,157   (125,176)   (39,356)    (9,593,114)    (635,075)    (317,452)     540,332
NET ASSETS
Beginning of year...........   1,230,572    809,363    592,782     12,254,371    4,356,754    4,257,250    3,720,213
                              ----------   ---------   --------   -----------   ----------   ----------   ----------
End of year.................  $1,241,729   $684,187    $553,426   $ 2,661,257   $3,721,679   $3,939,798   $4,260,545
                              ==========   =========   ========   ===========   ==========   ==========   ==========
CHANGES IN UNITS
 Beginning units............       3,182      2,060      1,835         20,867        6,574       18,298        8,074
                              ----------   ---------   --------   -----------   ----------   ----------   ----------
 Units purchased............          84        136         26          1,115          799        1,201        2,085
 Units sold.................        (300)      (501)      (329)       (17,785)      (1,884)      (5,056)      (2,180)
                              ----------   ---------   --------   -----------   ----------   ----------   ----------
 Ending units...............       2,966      1,695      1,532          4,197        5,489       14,443        7,979
                              ==========   =========   ========   ===========   ==========   ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
     Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                                       GARTMORE
                                                                         GARTMORE        GVIT                      GARTMORE
                                                          GARTMORE         GVIT       GOVERNMENT     JP MORGAN       GVIT
                                                            GVIT          MONEY          BOND          GVIT         MID CAP
                                                         NATIONWIDE       MARKET      (CLASS IV)     BALANCED       GROWTH
                                             TOTAL          FUND           FUND          FUND          FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........  $   2,719,544   $   (23,812)  $   (328,232)  $ 1,221,017   $   327,445   $  (213,159)
Net realized gain (loss) on
 investments...........................    (40,359,280)   (2,356,149)            --       234,307      (525,531)   (1,279,201)
Net unrealized appreciation
 (depreciation) during the year........    144,198,974     5,847,089             --    (1,152,758)    1,882,838     6,209,727
                                         -------------   -----------   ------------   -----------   -----------   -----------
Net increase (decrease) in net assets
 from operations.......................    106,559,238     3,467,128       (328,232)      302,566     1,684,752     4,717,367
                                         -------------   -----------   ------------   -----------   -----------   -----------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractholders' net premiums..........      6,506,155       130,931      1,011,787       173,752        82,975       202,475
Administrative charges.................     (1,676,574)      (34,624)      (311,319)      (48,653)      (29,272)      (56,218)
Surrenders and forfeitures.............   (108,923,452)   (3,180,467)   (18,284,975)   (3,255,405)   (1,428,683)   (2,738,738)
Transfers between portfolios and the
 Guaranteed Account....................     (4,685,640)     (535,517)    (5,073,680)      641,925       452,253     1,555,052
Net repayments (withdrawals) due to
 policy loans..........................         39,109        (4,010)         6,348        (2,128)        1,264           554
Withdrawals due to death benefits......     (7,336,137)     (146,610)    (1,056,090)     (168,345)     (477,524)     (188,041)
                                         -------------   -----------   ------------   -----------   -----------   -----------
Net (decrease) increase in net assets
 derived from contract transactions....   (116,076,539)   (3,770,297)   (23,707,929)   (2,658,854)   (1,398,987)   (1,224,916)
                                         -------------   -----------   ------------   -----------   -----------   -----------
Amounts contributed/(withdrawn) by
 Nationwide Life and Annuity Company of
 America, including seed money and
 reimbursements........................          5,175           878             --          (275)          (21)       43,481
                                         -------------   -----------   ------------   -----------   -----------   -----------
Total (decrease) increase in net
 assets................................     (9,512,126)     (302,291)   (24,036,161)   (2,356,563)      285,744     3,535,932
NET ASSETS
 Beginning of year.....................    551,679,388    15,960,850     60,835,859    18,628,114    11,160,268    14,432,843
                                         -------------   -----------   ------------   -----------   -----------   -----------
 End of year...........................  $ 542,167,262   $15,658,559   $ 36,799,698   $16,271,551   $11,446,012   $17,968,775
                                         =============   ===========   ============   ===========   ===========   ===========
CHANGES IN UNITS
 Beginning units.......................        866,432        41,083         93,229        28,470        23,739        16,791
                                         -------------   -----------   ------------   -----------   -----------   -----------
 Units purchased.......................        232,220           860         67,420         5,369         1,555         3,333
 Units redeemed........................       (393,360)       (9,363)      (104,741)       (9,738)       (5,323)       (4,834)
                                         -------------   -----------   ------------   -----------   -----------   -----------
 Ending units..........................        705,292        32,580         55,908        24,101        19,971        15,290
                                         =============   ===========   ============   ===========   ===========   ===========


                                            DREYFUS                                   GARTMORE      GARTMORE       GARTMORE
                                             GVIT         GARTMORE      COMSTOCK        GVIT          GVIT           GVIT
                                         INTERNATIONAL      GVIT          GVIT          SMALL       SMALL CAP     EQUITY 500
                                             VALUE         GROWTH         VALUE        COMPANY        VALUE         INDEX
                                             FUND           FUND          FUND          FUND          FUND           FUND
---------------------------------------  ------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........   $   128,664    $  (104,248)  $    10,457   $  (134,956)  $  (156,713)  $    335,214
Net realized gain (loss) on
 investments...........................      (393,916)      (500,145)     (297,797)   (1,635,416)     (175,441)    (6,506,438)
Net unrealized appreciation
 (depreciation) during the year........     3,889,659      2,423,526     2,938,903     5,310,580     5,084,150     19,461,480
                                          -----------    -----------   -----------   -----------   -----------   ------------
Net increase (decrease) in net assets
 from operations.......................     3,624,407      1,819,133     2,651,563     3,540,208     4,751,996     13,290,256
                                          -----------    -----------   -----------   -----------   -----------   ------------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractholders' net premiums..........       129,828        119,591       112,400       174,162       150,197        777,437
Administrative charges.................       (22,082)       (33,516)      (27,979)      (32,777)      (39,337)      (174,087)
Surrenders and forfeitures.............    (2,214,208)    (1,555,074)   (1,443,289)   (1,410,332)   (1,303,442)    (9,769,083)
Transfers between portfolios and the
 Guaranteed Account....................       457,737         37,160       854,407       350,165     1,977,088     (4,140,118)
Net repayments (withdrawals) due to
 policy loans..........................         4,276         (1,056)            1          (933)        1,047          2,133
Withdrawals due to death benefits......      (144,997)      (104,800)      (76,999)     (158,728)     (158,932)      (907,322)
                                          -----------    -----------   -----------   -----------   -----------   ------------
Net (decrease) increase in net assets
 derived from contract transactions....    (1,789,446)    (1,537,695)     (581,459)   (1,078,443)      626,621    (14,211,040)
                                          -----------    -----------   -----------   -----------   -----------   ------------
Amounts contributed/(withdrawn) by
 Nationwide Life and Annuity Company of
 America, including seed money and
 reimbursements........................      (169,324)       215,041           102            81            45        (87,101)
                                          -----------    -----------   -----------   -----------   -----------   ------------
Total (decrease) increase in net
 assets................................     1,665,637        496,479     2,070,206     2,461,846     5,378,662     (1,007,885)
NET ASSETS
 Beginning of year.....................    11,351,346      7,518,978     9,963,551     8,934,576     9,876,894     59,519,066
                                          -----------    -----------   -----------   -----------   -----------   ------------
 End of year...........................   $13,016,983    $ 8,015,457   $12,033,757   $11,396,422   $15,255,556   $ 58,511,181
                                          ===========    ===========   ===========   ===========   ===========   ============
CHANGES IN UNITS
 Beginning units.......................        18,617         23,759        24,457        23,983        24,092         61,243
                                          -----------    -----------   -----------   -----------   -----------   ------------
 Units purchased.......................         2,221         20,384         5,958         4,022         8,593          6,861
 Units redeemed........................        (5,325)       (24,645)       (7,610)       (6,665)       (7,640)       (20,626)
                                          -----------    -----------   -----------   -----------   -----------   ------------
 Ending units..........................        15,513         19,498        22,805        21,340        25,045         47,478
                                          ===========    ===========   ===========   ===========   ===========   ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
     Statements of Changes in Net Assets for the Year Ended December 31,
     2003 -- continued

--------------------------------------------------------------------------------

                                                        FIDELITY                                  FIDELITY
                                          FIDELITY       EQUITY-      FIDELITY      FIDELITY        ASSET       FIDELITY
                                         HIGH INCOME     INCOME        GROWTH       OVERSEAS       MANAGER     CONTRAFUND
                                          PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........  $   555,887   $   243,793   $  (537,757)  $    (6,079)  $   447,089   $  (335,909)
Net realized gain on investments.......   (1,447,868)   (3,279,254)   (8,101,657)   (1,091,203)   (1,327,287)   (3,207,250)
Net unrealized appreciation during the
  year.................................    2,871,057    13,297,683    21,907,401     1,645,686     3,789,975    12,454,952
                                         -----------   -----------   -----------   -----------   -----------   -----------
Net increase in net assets from
  operations...........................    1,979,076    10,262,222    13,267,987       548,404     2,909,777     8,911,793
                                         -----------   -----------   -----------   -----------   -----------   -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums..........      139,807       400,766       797,052        34,773       108,817       452,237
Administrative charges.................      (29,826)      (89,279)     (132,522)      (11,682)      (35,665)      (99,263)
Surrenders and forfeitures.............   (2,325,991)   (9,060,153)   (9,026,161)     (617,582)   (3,964,070)   (9,114,561)
Transfers between portfolios and the
  Guaranteed Account...................      300,015      (403,091)     (930,563)      (72,040)    1,348,450      (478,811)
Net repayments (withdrawals) due to
  policy loans.........................        1,447         7,161         4,975           990         2,413         1,471
Withdrawals due to death benefits......     (111,545)     (452,287)     (589,945)      (19,621)     (246,146)      (39,903)
                                         -----------   -----------   -----------   -----------   -----------   -----------
Net decrease in net assets derived from
  contract transactions................   (2,026,093)   (9,596,883)   (9,877,164)     (685,162)   (2,786,201)   (9,278,830)
                                         -----------   -----------   -----------   -----------   -----------   -----------
Amounts (withdrawn)/contributed by
  Nationwide Life and Annuity Company
  of America, including seed money and
  reimbursements.......................          (10)          770           102           (45)          (11)          562
                                         -----------   -----------   -----------   -----------   -----------   -----------
Total (decrease) increase in net
  assets...............................      (47,027)      666,109     3,390,925      (136,803)      123,565      (366,475)
NET ASSETS
  Beginning of year....................    8,419,535    43,130,835    49,126,579     1,899,581    19,394,892    39,310,634
                                         -----------   -----------   -----------   -----------   -----------   -----------
  End of year..........................  $ 8,372,508   $43,796,944   $52,517,504   $ 1,762,778   $19,518,457   $38,944,159
                                         ===========   ===========   ===========   ===========   ===========   ===========
CHANGES IN UNITS
  Beginning units......................       15,599        44,954        59,175         4,258        25,261        39,872
                                         -----------   -----------   -----------   -----------   -----------   -----------
  Units purchased......................        4,095         3,191         3,770           183         2,695         3,191
  Units redeemed.......................       (7,347)      (12,644)      (14,675)       (1,665)       (6,120)      (11,898)
                                         -----------   -----------   -----------   -----------   -----------   -----------
  Ending units.........................       12,347        35,501        48,270         2,776        21,836        31,165
                                         ===========   ===========   ===========   ===========   ===========   ===========

                                          FIDELITY
                                         INVESTMENT                      OPCAP         OPCAP
                                         GRADE BOND    OPCAP EQUITY    SMALL CAP      MANAGED
                                          PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------  ------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........  $   111,790   $    10,353    $  (121,409)  $    99,405
Net realized gain on investments.......      241,345    (1,312,109)      (545,235)   (1,577,174)
Net unrealized appreciation during the
  year.................................     (214,560)    3,560,233      3,803,682     4,860,628
                                         -----------   -----------    -----------   -----------
Net increase in net assets from
  operations...........................      138,575     2,258,477      3,137,038     3,382,859
                                         -----------   -----------    -----------   -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums..........       27,993        55,412        111,069       146,931
Administrative charges.................      (17,560)      (15,473)       (19,239)      (29,740)
Surrenders and forfeitures.............     (956,810)   (1,864,604)    (1,845,577)   (4,145,596)
Transfers between portfolios and the
  Guaranteed Account...................     (209,352)   (1,049,027)      (127,845)     (218,865)
Net repayments (withdrawals) due to
  policy loans.........................          217          (483)         1,902            81
Withdrawals due to death benefits......     (112,444)     (234,596)       (44,689)     (402,208)
                                         -----------   -----------    -----------   -----------
Net decrease in net assets derived from
  contract transactions................   (1,267,956)   (3,108,771)    (1,924,379)   (4,649,397)
                                         -----------   -----------    -----------   -----------
Amounts (withdrawn)/contributed by
  Nationwide Life and Annuity Company
  of America, including seed money and
  reimbursements.......................           82           (70)            (1)          (23)
                                         -----------   -----------    -----------   -----------
Total (decrease) increase in net
  assets...............................   (1,129,299)     (850,364)     1,212,658    (1,266,561)
NET ASSETS
  Beginning of year....................    4,430,704    10,345,759      9,262,218    20,081,723
                                         -----------   -----------    -----------   -----------
  End of year..........................  $ 3,301,405   $ 9,495,395    $10,474,876   $18,815,162
                                         ===========   ===========    ===========   ===========
CHANGES IN UNITS
  Beginning units......................        5,819        11,175         11,181        20,805
                                         -----------   -----------    -----------   -----------
  Units purchased......................          472           536          1,369           781
  Units redeemed.......................       (2,118)       (3,642)        (3,576)       (5,369)
                                         -----------   -----------    -----------   -----------
  Ending units.........................        4,173         8,069          8,974        16,217
                                         ===========   ===========    ===========   ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
     Statements of Changes in Net Assets for the Year Ended December 31,
     2003 -- continued

--------------------------------------------------------------------------------

                                                                                                DREYFUS     FEDERATED FUND
                                                    SCUDDER                       DREYFUS      SOCIALLY           FOR
                                      SCUDDER     GROWTH AND       SCUDDER        GROWTH      RESPONSIBLE   U.S. GOVERNMENT
                                       BOND         INCOME      INTERNATIONAL   AND INCOME      GROWTH       SECURITIES II
                                     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO       FUND          PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)......  $   291,922   $  (19,136)    $   (39,529)   $   (38,907)  $  (86,960)     $   590,269
Net realized (loss) gain on
  investments.....................      104,636   (1,503,864)       (259,824)      (754,737)  (1,608,169)         542,497
Net unrealized appreciation
  (depreciation) during the
  year............................      (34,556)   2,944,903       1,925,915      2,330,992    3,162,493         (969,994)
                                    -----------   -----------    -----------    -----------   -----------     -----------
Net increase in net assets from
  operations......................      362,002    1,421,903       1,626,562      1,537,348    1,467,364          162,772
                                    -----------   -----------    -----------    -----------   -----------     -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums.....       66,490       75,741         139,518        125,195      133,633          195,085
Administrative charges............      (21,384)     (18,928)        (16,978)       (17,790)     (25,278)         (38,983)
Surrenders and forfeitures........   (2,160,340)  (1,671,363)     (1,576,230)    (1,581,029)  (1,146,477)      (4,622,510)
Transfers between portfolios and
  the Guaranteed Account..........     (432,172)    (290,212)       (280,765)      (129,141)    (309,308)      (2,568,025)
Net repayments (withdrawals) due
  to policy loans.................          434       (1,026)            192          3,795         (347)             520
Withdrawals due to death
  benefits........................      (63,647)     (54,133)        (41,359)      (135,417)    (151,943)        (156,586)
                                    -----------   -----------    -----------    -----------   -----------     -----------
Net decrease in net assets derived
  from contract transactions......   (2,610,619)  (1,959,921)     (1,775,622)    (1,734,387)  (1,499,720)      (7,190,499)
                                    -----------   -----------    -----------    -----------   -----------     -----------
Amounts (withdrawn)/contributed by
  Nationwide Life and Annuity
  Company of America, including
  seed money and reimbursements...          (12)          20             257           (109)          74              (45)
                                    -----------   -----------    -----------    -----------   -----------     -----------
Total (decrease) increase in net
  assets..........................   (2,248,629)    (537,998)       (148,803)      (197,148)     (32,282)      (7,027,772)
NET ASSETS
  Beginning of year...............   11,224,782    7,064,031       7,542,123      7,377,494    7,088,564       22,607,329
                                    -----------   -----------    -----------    -----------   -----------     -----------
  End of year.....................  $ 8,976,153   $6,526,033     $ 7,393,320    $ 7,180,346   $7,056,282      $15,579,557
                                    ===========   ===========    ===========    ===========   ===========     ===========
CHANGES IN UNITS
  Beginning units.................       15,168       10,894          15,516         10,056       10,012           29,971
                                    -----------   -----------    -----------    -----------   -----------     -----------
  Units purchased.................        1,600          630           1,341            312          576            7,424
  Units redeemed..................       (5,077)      (3,493)         (4,811)        (2,542)      (2,575)         (16,952)
                                    -----------   -----------    -----------    -----------   -----------     -----------
  Ending units....................       11,691        8,031          12,046          7,826        8,013           20,443
                                    ===========   ===========    ===========    ===========   ===========     ===========

                                       FEDERATED
                                        CAPITAL         NEUBERGER
                                        INCOME        BERMAN LIMITED      NEUBERGER
                                        FUND II       MATURITY BOND    BERMAN PARTNERS
                                       PORTFOLIO        PORTFOLIO         PORTFOLIO
----------------------------------  --------------------------------------------------
FROM OPERATIONS
Net investment income (loss)......    $  142,761        $   39,540        $ (6,712)
Net realized (loss) gain on
  investments.....................      (722,245)           23,857         (45,025)
Net unrealized appreciation
  (depreciation) during the
  year............................     1,036,024           (48,871)        214,275
                                      ----------        ----------        --------
Net increase in net assets from
  operations......................       456,540            14,526         162,538
                                      ----------        ----------        --------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums.....        19,407            28,470          15,746
Administrative charges............        (5,939)           (3,759)         (1,693)
Surrenders and forfeitures........      (540,438)         (213,332)        (99,177)
Transfers between portfolios and
  the Guaranteed Account..........        67,452           (62,221)            161
Net repayments (withdrawals) due
  to policy loans.................           330               167             (10)
Withdrawals due to death
  benefits........................       (54,044)               --              --
                                      ----------        ----------        --------
Net decrease in net assets derived
  from contract transactions......      (513,232)         (250,675)        (84,973)
                                      ----------        ----------        --------
Amounts (withdrawn)/contributed by
  Nationwide Life and Annuity
  Company of America, including
  seed money and reimbursements...            --                 4             151
                                      ----------        ----------        --------
Total (decrease) increase in net
  assets..........................       (56,692)         (236,145)         77,716
NET ASSETS
  Beginning of year...............     2,778,268         1,481,133         526,644
                                      ----------        ----------        --------
  End of year.....................    $2,721,576        $1,244,988        $604,360
                                      ==========        ==========        ========
CHANGES IN UNITS
  Beginning units.................         5,406             2,188           1,322
                                      ----------        ----------        --------
  Units purchased.................           510               204              68
  Units redeemed..................        (1,474)             (581)           (279)
                                      ----------        ----------        --------
  Ending units....................         4,442             1,811           1,111
                                      ==========        ==========        ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
     Statements of Changes in Net Assets for the Year Ended December 31,
     2003 -- continued

--------------------------------------------------------------------------------

                                                                  VAN ECK
                                      VAN ECK       VAN ECK      WORLDWIDE      VAN ECK     ALGER AMERICAN
                                     WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE        SMALL             MFS
                                        BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION     EMERGING
                                     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      GROWTH SERIES
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......  $  13,219    $  (22,582)   $   (59,616)  $   18,185      $  (25,588)     $  (15,183)
Net realized gain on investments...    469,248       (22,499)        90,700      (66,074)       (351,800)       (201,091)
Net unrealized appreciation during
 the year..........................    213,849       738,822      2,293,665      579,350       1,011,165         487,442
                                     ----------   ----------    -----------   ----------      ----------      ----------
Net increase in net assets from
 operations........................    696,316       693,741      2,324,749      531,461         633,777         271,168
                                     ----------   ----------    -----------   ----------      ----------      ----------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractholders' net premiums......     39,502        18,170         69,477       33,329          79,222           1,125
Administrative charges.............    (18,455)       (4,419)       (22,979)      (8,017)         (5,107)         (2,839)
Surrenders and forfeitures.........   (830,583)     (303,226)    (1,113,229)    (361,520)       (290,806)        (22,289)
Transfers between portfolios and
 the Guaranteed Account............    180,177     1,194,284        837,930      (55,756)        173,316           6,576
Net repayments due to policy
 loans.............................      1,658         1,201          1,700          299           2,235              --
Withdrawals due to death
 benefits..........................    (35,099)       (2,991)       (28,628)     (13,004)        (15,843)        (13,236)
                                     ----------   ----------    -----------   ----------      ----------      ----------
Net (decrease) increase in net
 assets derived from contract
 transactions......................   (662,800)      903,019       (255,729)    (404,669)        (56,983)        (30,663)
                                     ----------   ----------    -----------   ----------      ----------      ----------
Amounts contributed by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements....................         53             9             16            2              80              --
                                     ----------   ----------    -----------   ----------      ----------      ----------
Total increase in net assets.......     33,569     1,596,769      2,069,036      126,794         576,874         240,505
NET ASSETS
 Beginning of year.................  4,217,126     1,526,592      5,153,662    2,029,316       1,672,027         973,619
                                     ----------   ----------    -----------   ----------      ----------      ----------
 End of year.......................  $4,250,695   $3,123,361    $ 7,222,698   $2,156,110      $2,248,901      $1,214,124
                                     ==========   ==========    ===========   ==========      ==========      ==========
CHANGES IN UNITS
 Beginning units...................      6,889         3,865         16,401        4,224           5,206           5,654
                                     ----------   ----------    -----------   ----------      ----------      ----------
 Units purchased...................      4,595         3,485          4,809          874             799             559
 Units redeemed....................     (5,539)       (1,758)        (6,124)      (1,733)         (1,020)           (713)
                                     ----------   ----------    -----------   ----------      ----------      ----------
 Ending units......................      5,945         5,592         15,086        3,365           4,985           5,500
                                     ==========   ==========    ===========   ==========      ==========      ==========


                                         MFS             MFS          MFS
                                      INVESTORS     NEW DISCOVERY   RESEARCH
                                     TRUST SERIES      SERIES        SERIES
-----------------------------------  ---------------------------------------
FROM OPERATIONS
Net investment income (loss).......   $   (9,997)     $ (9,079)     $ (4,922)
Net realized gain on investments...      (85,423)      (31,277)      (53,881)
Net unrealized appreciation during
 the year..........................      298,370       221,396       163,977
                                      ----------      --------      --------
Net increase in net assets from
 operations........................      202,950       181,040       105,174
                                      ----------      --------      --------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractholders' net premiums......        1,053
Administrative charges.............       (5,948)       (1,310)         (930)
Surrenders and forfeitures.........      (70,315)      (15,306)       (8,104)
Transfers between portfolios and
 the Guaranteed Account............       (9,608)       78,656        (5,985)
Net repayments due to policy
 loans.............................           --            --            --
Withdrawals due to death
 benefits..........................       (5,713)      (17,380)           --
                                      ----------      --------      --------
Net (decrease) increase in net
 assets derived from contract
 transactions......................      (90,531)       44,660       (15,019)
                                      ----------      --------      --------
Amounts contributed by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements....................            6             2            --
                                      ----------      --------      --------
Total increase in net assets.......      112,425       225,702        90,155
NET ASSETS
 Beginning of year.................    1,118,147       583,661       502,627
                                      ----------      --------      --------
 End of year.......................   $1,230,572      $809,363      $592,782
                                      ==========      ========      ========
CHANGES IN UNITS
 Beginning units...................        3,480         1,953         1,911
                                      ----------      --------      --------
 Units purchased...................          236           321           111
 Units redeemed....................         (534)         (214)         (187)
                                      ----------      --------      --------
 Ending units......................        3,182         2,060         1,835
                                      ==========      ========      ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
     Statements of Changes in Net Assets for the Year Ended December 31,
     2003 -- continued

--------------------------------------------------------------------------------

                                        PIMCO         PIMCO
                                     HIGH YIELD    TOTAL RETURN    VIP III      VIP III       VIP III
                                        BOND           BOND         GROWTH      OVERSEAS     CONTRAFUND
                                      PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......  $   589,115    $   73,737    $  (72,720)  $  (13,112)   $  (39,642)
Net realized gain on investments...      872,633        83,961      (289,007)     (60,228)     (135,713)
Net unrealized appreciation during
 the year..........................      482,827         6,489     1,919,919      636,951     1,060,295
                                     -----------    ----------    ----------   ----------    ----------
Net increase in net assets from
 operations........................    1,944,575       164,187     1,558,192      563,611       884,940
                                     -----------    ----------    ----------   ----------    ----------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractholders' net premiums......        1,133        12,901         6,885        2,421         2,168
Administrative charges.............      (24,064)      (21,437)      (40,841)     (10,232)      (22,852)
Surrenders and forfeitures.........     (506,505)     (272,542)     (365,160)    (104,216)     (226,028)
Transfers between portfolios and
 the Guaranteed Account............      445,361       231,831       321,889      (30,901)      513,976
Net repayments (withdrawals) due to
 policy loans......................           --         1,183           236           --            --
Withdrawals due to death
 benefits..........................      (44,088)     (304,251)     (175,577)      (7,854)      (69,856)
                                     -----------    ----------    ----------   ----------    ----------
Net increase in net assets derived
 from contract transactions........     (128,163)     (352,315)     (252,568)    (150,782)      197,408
                                     -----------    ----------    ----------   ----------    ----------
Amounts (withdrawn)/contributed by
 Nationwide Life and Annuity
 Company of America, including seed
 money and reimbursements..........          (28)           (4)            1            4            52
                                     -----------    ----------    ----------   ----------    ----------
Total increase (decrease) in net
 assets............................    1,816,384      (188,132)    1,305,625      412,833     1,082,400
NET ASSETS
 Beginning of year.................   10,437,987     4,544,886     5,364,360    1,486,045     3,321,713
                                     -----------    ----------    ----------   ----------    ----------
 End of year.......................  $12,254,371    $4,356,754    $6,669,985   $1,898,878    $4,404,113
                                     ===========    ==========    ==========   ==========    ==========
CHANGES IN UNITS
 Beginning units...................       21,544         7,111        22,423        6,002         9,345
                                     -----------    ----------    ----------   ----------    ----------
 Units purchased...................       37,372         2,065         2,625          473         1,729
 Units redeemed....................      (38,049)       (2,602)       (3,724)      (1,045)       (1,271)
                                     -----------    ----------    ----------   ----------    ----------
 Ending units......................       20,867         6,574        21,324        5,430         9,803
                                     ===========    ==========    ==========   ==========    ==========

                                        VIP III        STRONG
                                        GROWTH        MID-CAP       STRONG
                                     OPPORTUNITIES     GROWTH     OPPORTUNITY
                                       PORTFOLIO      FUND II       FUND II
                                     ----------------------------------------
FROM OPERATIONS
Net investment income (loss).......   $   (8,420)    $  (55,107)  $  (40,832)
Net realized gain on investments...      (45,224)      (793,891)    (433,421)
Net unrealized appreciation during
 the year..........................      285,084      1,955,577    1,410,684
                                      ----------     ----------   ----------
Net increase in net assets from
 operations........................      231,440      1,106,579      936,431
                                      ----------     ----------   ----------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractholders' net premiums......        4,553         50,291       44,248
Administrative charges.............       (6,852)       (26,952)     (12,495)
Surrenders and forfeitures.........      (67,509)      (853,913)    (396,504)
Transfers between portfolios and
 the Guaranteed Account............      119,802        474,293      107,407
Net repayments (withdrawals) due to
 policy loans......................           --         (1,024)        (104)
Withdrawals due to death
 benefits..........................      (16,544)       (63,976)     (23,196)
                                      ----------     ----------   ----------
Net increase in net assets derived
 from contract transactions........       33,450       (421,281)    (280,644)
                                      ----------     ----------   ----------
Amounts (withdrawn)/contributed by
 Nationwide Life and Annuity
 Company of America, including seed
 money and reimbursements..........           --            188          191
                                      ----------     ----------   ----------
Total increase (decrease) in net
 assets............................      264,890        685,486      655,978
NET ASSETS
 Beginning of year.................      836,448      3,571,764    3,064,235
                                      ----------     ----------   ----------
 End of year.......................   $1,101,338     $4,257,250   $3,720,213
                                      ==========     ==========   ==========
CHANGES IN UNITS
 Beginning units...................        3,005         20,330        8,994
                                      ----------     ----------   ----------
 Units purchased...................          662         10,188        1,793
 Units redeemed....................         (566)       (12,220)      (2,713)
                                      ----------     ----------   ----------
 Ending units......................        3,101         18,298        8,074
                                      ==========     ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A
    of Nationwide Life and Annuity Company of America
    Notes to Financial Statements
    December 31, 2004 and 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

The Nationwide Provident VA Separate Account A (Separate Account) was established by Nationwide Life and Annuity Company of America or NLACA under the provisions of Pennsylvania law and commenced operations on April 14, 1992. NLACA is a wholly-owned subsidiary of Nationwide Life Insurance Company of America. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts. A contractowner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly.

The Contracts are distributed through career agents, brokers and personal producing general agents.

NLACA has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of fifty-two subaccounts:
Gartmore GVIT Nationwide Fund Class IV (formerly All Pro Broad Equity), Gartmore GVIT Money Market Fund Class IV (formerly Money Market), Gartmore GVIT Government Bond Fund Class IV (formerly Bond), J.P. Morgan GVIT Balanced Fund Class IV (formerly Balanced), Gartmore GVIT Mid Cap Growth Fund Class IV (formerly Mid Cap Growth), Gartmore GVIT International Value Fund Class IV (formerly International), Gartmore GVIT Growth Fund Class IV (formerly All Pro Large Cap Growth), Comstock GVIT Value Fund Class IV (formerly All Pro Large Cap Value), Gartmore GVIT Small Company Fund Class IV (formerly All Pro Small Cap Growth), Gartmore GVIT Small Cap Value Fund Class IV (formerly All Pro Small Cap Value), Gartmore GVIT Equity 500 Index Fund Class IV (formerly Equity 500 Index) and the Dreyfus GVIT International Value Fund Class III Subaccounts invest in the corresponding portfolios of the Gartmore Variable Insurance Trust (formerly Market Street Fund), (Gartmore is an affiliate of the Company); the Fidelity VIP High Income Portfolio Initial Class, Fidelity VIP Equity-Income Portfolio Initial Class, Fidelity VIP Growth Portfolio Initial Class and the Fidelity VIP Overseas Portfolio Initial Class Subaccounts invest in the corresponding portfolios of the Fidelity Variable Insurance Products Fund; Fidelity VIP II Asset Manager Portfolio Initial Class, Fidelity VIP II Contrafund Portfolio Initial Class and the Fidelity VIP II Investment Grade Bond Portfolio Initial Class Subaccounts invest in the corresponding portfolios of the Fidelity Variable Insurance Products Funds II; the Fidelity VIP III Growth Portfolio Service Class 2, Fidelity VIP III Overseas Portfolio Service Class 2, Fidelity VIP III Contrafund Portfolio Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio Service Class 2 Subaccounts invest in the corresponding portfolios of the Fidelity Variable Insurance Products Fund III; the PIMCO OpCap Equity Portfolio (formerly OCC Equity), PIMCO OpCap Small Cap Portfolio (formerly OCC Small Cap) and PIMCO OpCap Managed Portfolio (formerly OCC Managed) Subaccounts invest in the corresponding portfolios of the PIMCO Advisors VIT (formerly OCC Accumulation Trust); the Scudder Bond Portfolio Class A, Scudder Growth and Income Portfolio Class A and Scudder International Portfolio Class A Subaccounts invest in the corresponding portfolios of the Scudder Variable Series I (formerly Scudder Variable Life Investment Fund); the Dreyfus Growth and Income Portfolio Initial Shares Subaccount invests in the corresponding portfolio of the Dreyfus Variable Investment Fund; the Dreyfus Socially Responsible Growth Fund Initial Shares Subaccount invests in the Dreyfus Socially Responsible Growth Fund, Inc.; the Federated Fund for U.S. Government Securities II and Federated Capital Income Fund II Primary Shares (formerly Federated Utility Fund II) Subaccounts invest in the corresponding portfolios of the Federated Insurance Series; the Neuberger Berman AMT Limited Maturity Bond Portfolio Class I and Neuberger Berman AMT Partners Portfolio Class I Subaccounts invest in the corresponding portfolios of the Neuberger Berman Advisers Management Trust; the Van Eck Worldwide

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
    Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

1. ORGANIZATION, CONTINUED

Bond Fund Initial Class, Van Eck Worldwide Hard Assets Fund Initial Class, Van Eck Worldwide Emerging Markets Fund Initial Class, Van Eck Worldwide Real Estate Fund Initial Class, Van Eck Worldwide Bond Fund Class R, Van Eck Worldwide Hard Assets Fund Class R, Van Eck Worldwide Emerging Markets Fund Class R and the Van Eck Worldwide Real Estate Fund Class R Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; the Alger American Small Capitalization Portfolio Class O Shares Subaccount invests in the corresponding portfolio of the Alger American Fund; the MFS Emerging Growth Series Service Class, MFS Investors Trust Series Service Class, MFS New Discovery Series Service Class and MFS Research Series Service Class Subaccounts invest in the corresponding portfolios of the MFS Variable Insurance Trust; the PIMCO High Yield Bond Portfolio and PIMCO Total Return Bond Portfolio Subaccounts invest in the corresponding portfolios of the PIMCO Variable Insurance Trust; the Strong Mid Cap Growth Fund II Investor Class Subaccount invests in the corresponding portfolio of the Strong Variable Insurance Funds, Inc.; and the Strong Opportunity Fund II Investor Class Subaccount invests in the corresponding portfolio of the Strong Opportunity Fund II, Inc. See original contract documents for availability of Subaccounts as investment options for a particular variable annuity contract.

Effective following the close of business on April 25, 2003, portfolios of the Market Street Fund merged with and into portfolios of the Gartmore Variable Insurance Trust as follows:

MARKET STREET FUND PORTFOLIO              GARTMORE VARIABLE INSURANCE TRUST PORTFOLIO
----------------------------              -------------------------------------------
All Pro Broad Equity Portfolio            Gartmore GVIT Nationwide Fund Class IV
Money Market Portfolio                    Gartmore GVIT Money Market Fund Class IV
Bond Portfolio                            Gartmore GVIT Government Bond Fund Class IV
Balanced Portfolio                        JP Morgan GVIT Balance Fund Class IV
Mid Cap Growth Portfolio                  Gartmore GVIT Mid Cap Growth Fund Class IV
International Portfolio                   Dreyfus GVIT International Value Fund Class IV
All Pro Large Cap Growth Portfolio        Gartmore GVIT Growth Fund Class IV
All Pro Large Cap Value Portfolio         Comstock GVIT Value Fund Class IV
All Pro Small Cap Growth Portfolio        Gartmore GVIT Small Company Fund Class IV
All Pro Small Cap Value Portfolio         Gartmore GVIT Small Cap Value Fund Class IV
Equity Index 500 Portfolio                Gartmore GVIT Equity 500 Index Fund Class IV

All activity and performance of the Gartmore Variable Insurance Trust in the accompanying financial statements includes the respective Market Street Fund activity and performance through April 25, 2003.

The contractowner's equity is affected by the investment results of each fund, equity transactions by contractowners and certain contract expenses (see note
5).

Net premiums from the Contracts are allocated to the subaccounts in accordance with contractowner instructions and are recorded as contractholders' net premiums in the statements of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts. The Separate Account's assets are the property of NLACA.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of NLACA's general account.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
    Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

1. ORGANIZATION, CONTINUED

A contractowner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable annuity contracts and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

Investment Valuation:

The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2004. Transactions are recorded on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date.

Realized Gains and Losses:

Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

Federal Income Taxes:

The operations of the Separate Account are included in the Federal income tax return of NLACA. Under the provisions of the Contracts, NLACA has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax. NLACA does not provide for income taxes within the Separate Account. Taxes are the responsibility of the policyholder upon termination or withdrawal.

Estimates:

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and contract transactions during the reporting period. Actual results could differ from those estimates.

3. DEATH BENEFITS

Death benefit proceeds result in a redemption of contract value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and contract charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by NLACA's general account.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
    Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

4. CONTRACT LOANS

Contract provisions allow contractowners to borrow up to the contract's non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to NLACA's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by NLACA's general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

Deductions from Premiums

Deductions for premium taxes are made from the premiums by NLACA (0 - 4% of premium payments depending on the Insured state of residence). Premiums adjusted for these deductions are recorded as net premiums in the statements of changes in net assets. See original contract documents for specific charges assessed.

There are no sales charges deducted from premiums at the time the premiums are paid. For some contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the first 6 - 7 contract years (surrender charges ranges from 0 - 7% of the amount withdrawn or surrendered depending on the contract year, not to exceed 8.5% of total premiums received under the contract). For other contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the 8 - 9 contract years following a premium payment (surrender charges ranges from 0 - 8% of the premiums withdrawn or surrendered). However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For some contracts, the 10% is cumulative if unused. These charges totaled $830,300 and $1,152,269 for the years ended December 31, 2004 and 2003, respectively. These charges are included with administrative charges in the statements of changes in net assets and are assessed against each policy by liquidating units.

Mortality and Expense Charges

In addition, to compensate for costs associated with administration of the contracts, NLACA deducts a daily asset-based administration charge from the assets of the Separate Account equal to an annual rate of .15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the statements of operations.

The Separate Account is charged a daily mortality and expense risk charge at an annual rate of 1.20% for the Market Street VIP contracts and 1.25% for the other variable annuity contracts. NLACA reserves the right to increase this charge for the Market Street VIP contracts, but in no event will it be greater than 1.25%. In some contracts, the asset based administration fee of 0.15% and the mortality and expense risk charge of 1.25% is stated as a combined annuity charge of 1.40%. These charges are assessed through the daily unit value calculation.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
    Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

5. EXPENSES AND RELATED PARTY TRANSACTIONS, CONTINUED

Administrative Charges

An annual administrative fee of $0 - $40 (depending on the contract) is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. Optional annual deductions for an additional death benefit riders may be made (0.25 - 0.4% of the contract account value). During any given contract year, the first four transfers by Market Street VIP contractowners and the first twelve transfers by other variable annuity contractowners of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These fees are assessed against each contract by liquidating units.

The Contracts provide for an initial free-look period. If a contract is cancelled within certain time constraints, the contractowner will receive a refund equal to the contract account value plus certain deductions previously made under the contract. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the contract and will not reflect investment experience.

State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment option. For contracts with the Bonus Credit option, the Company contributed $8,945 and $8,369 to the account in the form of bonus credits to the contractowner accounts for the year ended December 31, 2004 and 2003, respectively. These amounts are included in net premiums received from contractholders.

Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. See product prospectus for specific subaccounts impacted. These amounts are shown as an investment expense in the statements of operations.

NLACA, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the contracts. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the contracts and other contracts issued by NLACA (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay NLACA more than others. NLACA also may receive 12b-1 fees.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
    Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS

NLACA offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contractholder. Differences in fee structures result in different contract expense rates, unit fair values and total returns. The following table is a summary of units, unit fair values and contractholders' equity for variable annuity contracts as of the period indicated, and net investment income ratio, policy expense ratio and total return for each period in the four year period ended December 31, 2004. Beginning in 2003 the information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by indentifying the lowest and highest contract expense rates. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.
--------------------------------------------------------------------------------

                                                AT DECEMBER 31, 2004
-----------------------------------------------------------------------------------
                                                UNIT FAIR VALUE     CONTRACTOWNERS'
                                    UNITS      LOWEST TO HIGHEST        EQUITY
-----------------------------------------------------------------------------------
Gartmore Variable Insurance
 Trust:
 Gartmore GVIT Nationwide Fund
   Class IV.....................     26,429   $116.18 to $1,036.15     12,943,678
 Gartmore GVIT Money Market Fund
   Class IV.....................     40,191      $68.42 to $654.07     26,278,306
 Gartmore GVIT Government Bond
   Fund Class IV................     19,406      $92.06 to $775.98     13,106,471
 JP Morgan GVIT Balanced Fund
   Class IV.....................     17,381     $114.67 to $936.65     10,066,236
 Gartmore GVIT Mid Cap Growth
   Fund Class IV................     12,296   $162.24 to $1,563.01     15,717,989
 Dreyfus GVIT International
   Value Fund Class IV..........     12,282   $141.40 to $1,147.85     12,231,860
 Gartmore GVIT Growth Fund Class
   IV...........................     16,486                $437.26      7,208,841
 Comstock GVIT Value Fund Class
   IV...........................     17,228                $610.41     10,516,209
 Gartmore GVIT Small Company
   Fund Class IV................     16,849                $624.64     10,524,514
 Gartmore GVIT Small Cap Value
   Fund Class IV................     21,106                $704.07     14,860,219
 Gartmore GVIT Equity 500 Index
   Fund Class IV................     38,358              $1,340.39     51,414,576
 Dreyfus GVIT International
   Value Fund Class III.........      1,799                $575.57      1,035,219

                                           FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------  -------------------------------------------------------
                                  NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                  INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
--------------------------------  -------------------------------------------------------
Gartmore Variable Insurance
 Trust:
 Gartmore GVIT Nationwide Fund
   Class IV.....................       1.25%        1.20% to 1.40%         8.23% to 8.44%
 Gartmore GVIT Money Market Fund
   Class IV.....................       0.90%        1.20% to 1.40%       -0.48% to -0.28%
 Gartmore GVIT Government Bond
   Fund Class IV................       5.52%        1.20% to 1.40%         1.83% to 2.03%
 JP Morgan GVIT Balanced Fund
   Class IV.....................       1.98%        1.20% to 1.40%         7.03% to 7.25%
 Gartmore GVIT Mid Cap Growth
   Fund Class IV................       0.00%        1.20% to 1.40%       13.73% to 13.96%
 Dreyfus GVIT International
   Value Fund Class IV..........       2.27%        1.20% to 1.40%       18.37% to 18.61%
 Gartmore GVIT Growth Fund Class
   IV...........................       0.32%                 1.40%                  6.66%
 Comstock GVIT Value Fund Class
   IV...........................       1.28%                 1.40%                 15.79%
 Gartmore GVIT Small Company
   Fund Class IV................       0.00%                 1.40%                 17.37%
 Gartmore GVIT Small Cap Value
   Fund Class IV................       0.00%                 1.40%                 15.67%
 Gartmore GVIT Equity 500 Index
   Fund Class IV................       2.72%                 1.40%                  9.05%
 Dreyfus GVIT International
   Value Fund Class III.........       0.74%                 1.40%                 15.11%(b)

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
    Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS, CONTINUED

                                                AT DECEMBER 31, 2004
-----------------------------------------------------------------------------------
                                                UNIT FAIR VALUE     CONTRACTOWNERS'
                                    UNITS      LOWEST TO HIGHEST        EQUITY
-----------------------------------------------------------------------------------
Fidelity Variable Insurance
 Products Fund:
 Fidelity VIP High Income
   Portfolio Initial Class......      8,746                $729.90      6,383,326
 Fidelity VIP Equity-Income
   Portfolio Initial Class......     27,624              $1,354.82     37,425,133
 Fidelity VIP Growth Portfolio
   Initial Class................     37,914              $1,107.92     42,005,855
 Fidelity VIP Overseas Portfolio
   Initial Class................      2,287                $698.20      1,597,166
Fidelity Variable Insurance
 Products Fund II:
 Fidelity VIP II Asset Manager
   Portfolio Initial Class......     17,157                $925.81     15,884,527
 Fidelity VIP II Contrafund
   Portfolio Initial Class......     25,374              $1,419.98     36,030,579
 Fidelity VIP II Investment
   Grade Bond Portfolio Initial
   Class........................      3,055                $810.53      2,476,290
Fidelity Variable Insurance
 Products Fund III:
 Fidelity VIP III Growth
   Portfolio Service Class 2....     18,494                $317.22      5,866,651
 Fidelity VIP III Overseas
   Portfolio Service Class 2....      5,267                $386.82      2,037,282
 Fidelity VIP III Contrafund
   Portfolio Service Class 2....     10,012                $507.53      5,081,165
 Fidelity VIP III Growth
   Opportunities Portfolio
   Service Class 2..............      3,048                $368.06      1,121,967
PIMCO Advisors VIT:
 PIMCO OpCap Equity Portfolio...      6,028              $1,288.04      7,764,035
 PIMCO OpCap Small Cap
   Portfolio....................      7,505              $1,346.69     10,106,039
 PIMCO OpCap Managed
   Portfolio....................     12,091              $1,262.02     15,259,688
Scudder Variable Series I:
 Scudder Bond Portfolio Class
   A............................      9,123                $793.30      7,237,469
 Scudder Growth and Income
   Portfolio Class A............      6,197                $874.54      5,419,066
 Scudder International Portfolio
   Class A......................      7,467                $698.76      5,217,759
Dreyfus Variable Investment
 Fund:
 Dreyfus Growth and Income
   Portfolio Initial Shares.....      6,296                $964.81      6,074,856

                                           FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------  -------------------------------------------------------
                                  NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                  INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
--------------------------------  -------------------------------------------------------
Fidelity Variable Insurance
 Products Fund:
 Fidelity VIP High Income
   Portfolio Initial Class......       9.56%                 1.40%                  8.07%
 Fidelity VIP Equity-Income
   Portfolio Initial Class......       1.68%                 1.40%                  9.98%
 Fidelity VIP Growth Portfolio
   Initial Class................       0.29%                 1.40%                  1.94%
 Fidelity VIP Overseas Portfolio
   Initial Class................       1.25%                 1.40%                 12.06%
Fidelity Variable Insurance
 Products Fund II:
 Fidelity VIP II Asset Manager
   Portfolio Initial Class......       2.97%                 1.40%                  4.00%
 Fidelity VIP II Contrafund
   Portfolio Initial Class......       0.36%                 1.40%                 13.87%
 Fidelity VIP II Investment
   Grade Bond Portfolio Initial
   Class........................       4.60%                 1.40%                  3.00%
Fidelity Variable Insurance
 Products Fund III:
 Fidelity VIP III Growth
   Portfolio Service Class 2....       0.14%                 1.40%                  1.69%
 Fidelity VIP III Overseas
   Portfolio Service Class 2....       1.04%                 1.40%                 11.74%
 Fidelity VIP III Contrafund
   Portfolio Service Class 2....       0.21%                 1.40%                 13.56%
 Fidelity VIP III Growth
   Opportunities Portfolio
   Service Class 2..............       0.34%                 1.40%                  5.40%
PIMCO Advisors VIT:
 PIMCO OpCap Equity Portfolio...       1.08%                 1.40%                 10.37%
 PIMCO OpCap Small Cap
   Portfolio....................       0.05%                 1.40%                 16.24%
 PIMCO OpCap Managed
   Portfolio....................       1.63%                 1.40%                  9.23%
Scudder Variable Series I:
 Scudder Bond Portfolio Class
   A............................       4.06%                 1.40%                  3.92%
 Scudder Growth and Income
   Portfolio Class A............       0.80%                 1.40%                  8.63%
 Scudder International Portfolio
   Class A......................       1.45%                 1.40%                 14.91%
Dreyfus Variable Investment
 Fund:
 Dreyfus Growth and Income
   Portfolio Initial Shares.....       1.21%                 1.40%                  5.97%

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
    Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS, CONTINUED

                                                AT DECEMBER 31, 2004
-----------------------------------------------------------------------------------
                                                UNIT FAIR VALUE     CONTRACTOWNERS'
                                    UNITS      LOWEST TO HIGHEST        EQUITY
-----------------------------------------------------------------------------------
Dreyfus Socially Responsible
 Growth Fund, Inc.:
 Dreyfus Socially Responsible
   Growth Fund Initial Shares...      6,227                $918.53      5,720,048
Federated Insurance Series:
 Federated Fund for U.S.
   Government Securities II.....     13,549                $776.26     10,517,779
 Federated Capital Income Fund
   II Primary Shares............      2,942                $657.83      1,935,735
Neuberger Berman Advisers
 Management Trust:
 Neuberger Berman AMT Limited
   Maturity Bond Portfolio Class
   I............................      1,737                $662.88      1,151,447
 Neuberger Berman AMT Partners
   Portfolio Class I............        802                $546.18        437,807
Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond Fund
   Initial Class................      4,056                $756.87      3,070,207
 Van Eck Worldwide Hard Assets
   Fund Initial Class...........      5,086                $669.66      3,405,795
 Van Eck Worldwide Emerging
   Markets Fund Initial Class...     12,365                $588.92      7,282,123
 Van Eck Worldwide Real Estate
   Fund Initial Class...........      3,234                $839.30      2,714,316
 Van Eck Worldwide Bond Fund
   Class R......................        804                $559.63        449,835
 Van Eck Worldwide Hard Assets
   Fund Class R.................        343                $623.40        213,928
 Van Eck Worldwide Emerging
   Markets Fund Class R.........      1,432                $630.54        902,888
 Van Eck Worldwide Real Estate
   Fund Class R.................        852                $642.38        547,338
The Alger American Fund:
 Alger American Small
   Capitalization Portfolio
   Class O Shares...............      4,017                $512.86      2,060,198
MFS Variable Insurance Trust:
 MFS Emerging Growth Series
   Service Class................      4,462                $243.14      1,084,954
 MFS Investors Trust Series
   Service Class................      2,966                $416.90      1,236,727
 MFS New Discovery Series
   Service Class................      1,695                $401.31        680,236
 MFS Research Series Service
   Class........................      1,532                $357.91        548,341

                                           FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------  -------------------------------------------------------
                                  NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                  INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
--------------------------------  -------------------------------------------------------
Dreyfus Socially Responsible
 Growth Fund, Inc.:
 Dreyfus Socially Responsible
   Growth Fund Initial Shares...       0.36%                 1.40%                  4.73%
Federated Insurance Series:
 Federated Fund for U.S.
   Government Securities II.....       4.96%                 1.40%                  2.17%
 Federated Capital Income Fund
   II Primary Shares............       4.76%                 1.40%                  8.39%
Neuberger Berman Advisers
 Management Trust:
 Neuberger Berman AMT Limited
   Maturity Bond Portfolio Class
   I............................       3.49%                 1.40%                 -0.62%
 Neuberger Berman AMT Partners
   Portfolio Class I............       0.01%                 1.40%                 17.32%
Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond Fund
   Initial Class................       9.63%                 1.40%                  7.63%
 Van Eck Worldwide Hard Assets
   Fund Initial Class...........       0.39%                 1.40%                 22.50%
 Van Eck Worldwide Emerging
   Markets Fund Initial Class...       0.60%                 1.40%                 24.14%
 Van Eck Worldwide Real Estate
   Fund Initial Class...........       1.42%                 1.40%                 34.32%
 Van Eck Worldwide Bond Fund
   Class R......................       0.00%                 1.40%                 11.93%(b)
 Van Eck Worldwide Hard Assets
   Fund Class R.................       0.00%                 1.40%                 24.68%(b)
 Van Eck Worldwide Emerging
   Markets Fund Class R.........       0.00%                 1.40%                 26.11%(b)
 Van Eck Worldwide Real Estate
   Fund Class R.................       0.00%                 1.40%                 28.48%(b)
The Alger American Fund:
 Alger American Small
   Capitalization Portfolio
   Class O Shares...............       0.00%                 1.40%                 14.95%
MFS Variable Insurance Trust:
 MFS Emerging Growth Series
   Service Class................       0.00%                 1.40%                 11.15%
 MFS Investors Trust Series
   Service Class................       0.43%                 1.40%                  9.58%
 MFS New Discovery Series
   Service Class................       0.00%                 1.40%                  4.73%
 MFS Research Series Service
   Class........................       0.97%                 1.40%                 13.96%

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
    Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS, CONTINUED

                                                AT DECEMBER 31, 2004
-----------------------------------------------------------------------------------
                                                UNIT FAIR VALUE     CONTRACTOWNERS'
                                    UNITS      LOWEST TO HIGHEST        EQUITY
-----------------------------------------------------------------------------------
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond
   Portfolio....................      4,197                $632.24      2,653,337
 PIMCO Total Return Bond
   Portfolio....................      5,489                $676.74      3,714,521
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II
   Investor Class...............     14,443                $272.44      3,934,937
Strong Opportunity Fund II,
 Inc.:
 Strong Opportunity Fund II
   Investor Class...............      7,979                $533.48      4,256,717

                                           FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------  -------------------------------------------------------
                                  NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                  INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
--------------------------------  -------------------------------------------------------
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond
   Portfolio....................       7.18%                 1.40%                  7.99%
 PIMCO Total Return Bond
   Portfolio....................       1.89%                 1.40%                  3.41%
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II
   Investor Class...............       0.00%                 1.40%                 17.50%
Strong Opportunity Fund II,
 Inc.:
 Strong Opportunity Fund II
   Investor Class...............       0.00%                 1.40%                 16.58%

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
    Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS, CONTINUED
--------------------------------------------------------------------------------

                                                AT DECEMBER 31, 2003
-----------------------------------------------------------------------------------
                                                UNIT FAIR VALUE     CONTRACTOWNERS'
                                   UNITS       LOWEST TO HIGHEST        EQUITY
-----------------------------------------------------------------------------------
Gartmore Variable Insurance
 Trust:
 Gartmore GVIT Nationwide
   Fund........................      32,580     $107.13 to $957.39    $15,604,677
 Gartmore GVIT Money Market
   Fund........................      55,908      $68.61 to $657.21    $36,733,806
 Gartmore GVIT Government Bond
   Fund (Class IV).............      24,101      $90.23 to $762.04    $16,235,739
 JP Morgan GVIT Balanced Fund..      19,971     $106.92 to $875.09    $11,409,994
 Gartmore GVIT Mid Cap Growth
   Fund........................      15,290   $142.38 to $1,374.35    $17,910,592
 Dreyfus GVIT International
   Value Fund..................      15,513     $119.22 to $969.72    $12,958,839
 Gartmore GVIT Growth Fund.....      19,498                $409.97     $7,993,542
 Comstock GVIT Value Fund......      22,805                $527.19    $12,022,576
 Gartmore GVIT Small Company
   Fund........................      21,340                $532.20    $11,357,009
 Gartmore GVIT Small Cap Value
   Fund........................      25,045                $608.69    $15,244,713
 Gartmore GVIT Equity 500 Index
   Fund........................      47,478              $1,229.14    $58,356,508
Fidelity Variable Insurance
 Product Funds (Initial Class):
 High Income Portfolio.........      12,347                $675.40     $8,339,237
 Equity-Income Portfolio.......      35,501              $1,231.89    $43,733,097
 Growth Portfolio..............      48,270              $1,086.82    $52,460,617
 Overseas Portfolio............       2,776                $623.08     $1,729,682
 Asset Manager Portfolio.......      21,836                $890.18    $19,437,798
 Contrafund Portfolio..........      31,165              $1,247.00    $38,862,550
 Investment Grade Bond
   Portfolio...................       4,173                $786.90     $3,283,624
PIMCO Advisors VIT:
 OpCap Equity Portfolio........       8,069              $1,167.00     $9,416,467
 OpCap Small Cap Portfolio.....       8,974              $1,158.51    $10,396,100
 OpCap Managed Portfolio.......      16,217              $1,155.41    $18,737,520
Scudder Variable Series I:
 Bond Portfolio................      11,691                $763.41     $8,925,341
 Growth and Income Portfolio...       8,031                $805.07     $6,465,478
 International Portfolio.......      12,046                $608.08     $7,325,050
Dreyfus Variable Investment
 Fund:
 Growth and Income Portfolio...       7,826                $910.42     $7,125,304
Dreyfus Socially Responsible
 Growth Fund, Inc.:
 Socially Responsible Growth
   Portfolio...................       8,013                $877.01     $7,027,843

                                          FOR THE YEAR ENDED DECEMBER 31, 2003
-------------------------------  -------------------------------------------------------
                                 NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                 INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-------------------------------  -------------------------------------------------------
Gartmore Variable Insurance
 Trust:
 Gartmore GVIT Nationwide
   Fund........................       1.21%        1.20% to 1.40%       25.70% to 25.95%(a)
 Gartmore GVIT Money Market
   Fund........................       0.76%        1.20% to 1.40%       -0.67% to -0.47%(a)
 Gartmore GVIT Government Bond
   Fund (Class IV).............       8.02%        1.20% to 1.40%         1.74% to 1.95%(a)
 JP Morgan GVIT Balanced Fund..       4.38%        1.20% to 1.40%       16.72% to 16.96%(a)
 Gartmore GVIT Mid Cap Growth
   Fund........................       0.00%        1.20% to 1.40%       36.88% to 37.16%(a)
 Dreyfus GVIT International
   Value Fund..................       2.53%        1.20% to 1.40%       36.59% to 36.87%(a)
 Gartmore GVIT Growth Fund.....       0.03%                 1.40%                 29.88%(a)
 Comstock GVIT Value Fund......       1.48%                 1.40%                 29.64%(a)
 Gartmore GVIT Small Company
   Fund........................       0.00%                 1.40%                 43.03%(a)
 Gartmore GVIT Small Cap Value
   Fund........................       0.00%                 1.40%                 48.67%(a)
 Gartmore GVIT Equity 500 Index
   Fund........................       1.98%                 1.40%                 26.55%(a)
Fidelity Variable Insurance
 Product Funds (Initial Class):
 High Income Portfolio.........       7.84%                 1.40%                 25.50%
 Equity-Income Portfolio.......       1.98%                 1.40%                 28.52%
 Growth Portfolio..............       0.29%                 1.40%                 31.00%
 Overseas Portfolio............       0.53%                 1.40%                 41.38%
 Asset Manager Portfolio.......       3.73%                 1.40%                 16.34%
 Contrafund Portfolio..........       0.50%                 1.40%                 26.68%
 Investment Grade Bond
   Portfolio...................       4.25%                 1.40%                  3.74%
PIMCO Advisors VIT:
 OpCap Equity Portfolio........       1.50%                 1.40%                 26.79%
 OpCap Small Cap Portfolio.....       0.05%                 1.40%                 40.67%
 OpCap Managed Portfolio.......       1.93%                 1.40%                 20.06%
Scudder Variable Series I:
 Bond Portfolio................       4.23%                 1.40%                  3.60%
 Growth and Income Portfolio...       1.08%                 1.40%                 24.98%
 International Portfolio.......       0.82%                 1.40%                 25.98%
Dreyfus Variable Investment
 Fund:
 Growth and Income Portfolio...       0.82%                 1.40%                 24.81%
Dreyfus Socially Responsible
 Growth Fund, Inc.:
 Socially Responsible Growth
   Portfolio...................       0.11%                 1.40%                 24.25%

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
    Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS, CONTINUED

-----------------------------------------------------------------------------------
                                                AT DECEMBER 31, 2003
-----------------------------------------------------------------------------------
                                                UNIT FAIR VALUE     CONTRACTOWNERS'
                                   UNITS       LOWEST TO HIGHEST        EQUITY
-----------------------------------------------------------------------------------
Federated Insurance Series:
 Fund for U.S. Government
   Securities II Portfolio.....      20,443                $759.78    $15,532,435
 Capital Income Fund II
   Portfolio...................       4,442                $606.88     $2,695,847
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio...................       1,811                $667.03     $1,207,987
 Partners Portfolio............       1,111                $465.54       $517,064
Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio...................       5,945                $703.19     $4,180,555
 Van Eck Worldwide Hard Assets
   Portfolio...................       5,592                $547.76     $3,062,844
 Van Eck Worldwide Emerging
   Markets Portfolio...........      15,086                $474.40     $7,156,627
 Van Eck Worldwide Real Estate
   Portfolio...................       3,365                $624.86     $2,102,339
Alger American Fund:
 Alger American Small
   Capitalization Portfolio....       4,985                $446.16     $2,224,025
MFS Variable Insurance Trust:
 MFS Emerging Growth Series....       5,500                $218.75     $1,203,000
 MFS Investors Trust Series....       3,182                $380.45     $1,210,574
 MFS New Discovery Series......       2,060                $383.18       $789,488
 MFS Research Series...........       1,835                $314.06       $576,348
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond
   Portfolio...................      20,867                $585.44    $12,216,212
 PIMCO Total Return Bond
   Portfolio...................       6,574                $654.41     $4,301,754
Variable Insurance Products
 Fund III:
 VIP III Growth Portfolio......      21,324                $311.96     $6,652,070
 VIP III Overseas Portfolio....       5,430                $346.18     $1,879,642
 VIP III Contrafund
   Portfolio...................       9,803                $446.93     $4,381,079
 VIP III Growth Opportunities
   Portfolio...................       3,101                $349.18     $1,082,974
Strong Variable Insurance
 Funds, Inc.:
 Strong Mid Cap Growth Fund
   II..........................      18,298                $231.87     $4,242,717
Strong Opportunity Fund II,
 Inc.:
 Strong Opportunity Fund II....       8,074                $457.62     $3,694,939

-------------------------------  -------------------------------------------------------
                                          FOR THE YEAR ENDED DECEMBER 31, 2003
-------------------------------  -------------------------------------------------------
                                 NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                 INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-------------------------------  -------------------------------------------------------
Federated Insurance Series:
 Fund for U.S. Government
   Securities II Portfolio.....       4.21%                 1.40%                  0.94%
 Capital Income Fund II
   Portfolio...................       6.80%                 1.40%                 19.00%
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio...................       4.38%                 1.40%                  1.00%
 Partners Portfolio............       0.00%                 1.40%                 33.21%
Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio...................       1.69%                 1.40%                 16.52%
 Van Eck Worldwide Hard Assets
   Portfolio...................       0.30%                 1.40%                 43.06%
 Van Eck Worldwide Emerging
   Markets Portfolio...........       0.14%                 1.40%                 52.05%
 Van Eck Worldwide Real Estate
   Portfolio...................       2.37%                 1.40%                 32.63%
Alger American Fund:
 Alger American Small
   Capitalization Portfolio....       0.00%                 1.40%                 40.37%
MFS Variable Insurance Trust:
 MFS Emerging Growth Series....       0.00%                 1.40%                 28.13%
 MFS Investors Trust Series....       0.47%                 1.40%                 20.14%
 MFS New Discovery Series......       0.00%                 1.40%                 31.58%
 MFS Research Series...........       0.41%                 1.40%                 22.64%
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond
   Portfolio...................       7.31%                 1.40%                 21.13%
 PIMCO Total Return Bond
   Portfolio...................       2.93%                 1.40%                  3.57%
Variable Insurance Products
 Fund III:
 VIP III Growth Portfolio......       0.12%                 1.40%                 30.70%
 VIP III Overseas Portfolio....       0.53%                 1.40%                 41.05%
 VIP III Contrafund
   Portfolio...................       0.31%                 1.40%                 26.42%
 VIP III Growth Opportunities
   Portfolio...................       0.47%                 1.40%                 27.61%
Strong Variable Insurance
 Funds, Inc.:
 Strong Mid Cap Growth Fund
   II..........................       0.00%                 1.40%                 32.35%
Strong Opportunity Fund II,
 Inc.:
 Strong Opportunity Fund II....       0.08%                 1.40%                 35.10%

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
    Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                AT DECEMBER 31, 2002
-----------------------------------------------------------------------------------
                                                UNIT FAIR VALUE     CONTRACTOWNERS'
                                   UNITS       LOWEST TO HIGHEST        EQUITY
-----------------------------------------------------------------------------------
Market Street Fund:
 All Pro Broad Equity
   Portfolio...................      41,083      $85.06 to $761.68    $15,920,258
 Money Market Portfolio........      93,229      $68.93 to $661.63    $60,769,018
 Bond Portfolio................      28,470      $88.50 to $748.98    $18,593,546
 Balanced Portfolio............      23,739      $91.42 to $749.72    $11,115,081
 Mid Cap Growth Portfolio......      16,791   $103.80 to $1,004.03    $14,391,036
 International Portfolio.......      18,617      $87.11 to $709.93    $11,295,867
 All Pro Large Cap Growth
   Portfolio...................      23,759                $315.65     $7,499,664
 All Pro Large Cap Value
   Portfolio...................      24,457                $406.67     $9,946,267
 All Pro Small Cap Growth
   Portfolio...................      23,983                $372.10     $8,924,069
 All Pro Small Cap Value
   Portfolio...................      24,092                $409.44     $9,864,041
 Equity 500 Index Portfolio....      61,243                $971.28    $59,484,530
Fidelity Variable Insurance
 Products Fund:
 High Income Portfolio.........      15,599                $538.18     $8,394,719
 Equity-Income Portfolio.......      44,954                $958.52    $43,089,156
 Growth Portfolio..............      59,175                $829.61    $49,093,093
 Overseas Portfolio............       4,258                $440.72     $1,876,736
Fidelity Variable Insurance
 Products Fund II:
 Asset Manager Portfolio.......      25,261                $765.18    $19,329,174
 Contrafund Portfolio..........      39,872                $984.38    $39,249,680
 Investment Grade Bond
   Portfolio...................       5,819                $758.52     $4,414,055
OCC Accumulation Trust:
 Equity Portfolio..............      11,175                $920.44    $10,286,315
 Small Cap Portfolio...........      11,181                $823.55     $9,208,216
 Managed Portfolio.............      20,805                $962.36    $20,020,836
Scudder Variable Life
 Investment Fund:
 Bond Portfolio................      15,168                $736.87    $11,176,720
 Growth and Income Portfolio...      10,894                $644.16     $7,017,615
 International Portfolio.......      15,516                $482.70     $7,489,545
Dreyfus Variable Investment
 Fund:
 Growth and Income Portfolio...      10,056                $729.43     $7,335,271
Dreyfus Socially Responsible
 Growth Fund, Inc.:
 Socially Responsible
   Portfolio...................      10,012                $705.82     $7,066,812

                                          FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------  -------------------------------------------------------
                                 NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                 INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-------------------------------  -------------------------------------------------------
Market Street Fund:
 All Pro Broad Equity
   Portfolio...................       1.06%        1.20% to 1.40%     -24.28% to -24.13%
 Money Market Portfolio........       1.37%        1.20% to 1.40%        -0.05% to 0.15%
 Bond Portfolio................       4.34%        1.20% to 1.40%         7.55% to 7.77%
 Balanced Portfolio............       3.27%        1.20% to 1.40%      -11.52 to -11.34%
 Mid Cap Growth Portfolio......       0.00%        1.20% to 1.40%     -23.46% to -23.30%
 International Portfolio.......       1.27%        1.20% to 1.40%     -12.33% to -12.15%
 All Pro Large Cap Growth
   Portfolio...................       0.00%                 1.40%                -29.11%
 All Pro Large Cap Value
   Portfolio...................       2.40%                 1.40%                -15.63%
 All Pro Small Cap Growth
   Portfolio...................       0.00%                 1.40%                -37.28%
 All Pro Small Cap Value
   Portfolio...................       5.61%                 1.40%                -16.66%
 Equity 500 Index Portfolio....       1.37%                 1.40%                -23.40%
Fidelity Variable Insurance
 Products Fund:
 High Income Portfolio.........      11.79%                 1.40%                  2.01%
 Equity-Income Portfolio.......       1.90%                 1.40%                -18.10%
 Growth Portfolio..............       0.29%                 1.40%                -31.08%
 Overseas Portfolio............       0.90%                 1.40%                -21.39%
Fidelity Variable Insurance
 Products Fund II:
 Asset Manager Portfolio.......       4.53%                 1.40%                -10.00%
 Contrafund Portfolio..........       0.91%                 1.40%                -10.61%
 Investment Grade Bond
   Portfolio...................       4.16%                 1.40%                  8.81%
OCC Accumulation Trust:
 Equity Portfolio..............       0.96%                 1.40%                -22.51%
 Small Cap Portfolio...........       0.07%                 1.40%                -22.73%
 Managed Portfolio.............       2.16%                 1.40%                -18.04%
Scudder Variable Life
 Investment Fund:
 Bond Portfolio................       5.89%                 1.40%                  6.16%
 Growth and Income Portfolio...       1.04%                 1.40%                -24.20%
 International Portfolio.......       0.90%                 1.40%                -19.50%
Dreyfus Variable Investment
 Fund:
 Growth and Income Portfolio...       0.57%                 1.40%                -26.37%
Dreyfus Socially Responsible
 Growth Fund, Inc.:
 Socially Responsible
   Portfolio...................       0.18%                 1.40%                -29.94%

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
    Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS, CONTINUED

-----------------------------------------------------------------------------------
                                                AT DECEMBER 31, 2002
-----------------------------------------------------------------------------------
                                                UNIT FAIR VALUE     CONTRACTOWNERS'
                                   UNITS       LOWEST TO HIGHEST        EQUITY
-----------------------------------------------------------------------------------
Federated Insurance Series:
 Fund for U.S. Government
   Securities II Portfolio.....      29,971                $752.68    $22,558,837
 Utility Fund II Portfolio.....       5,406                $510.01     $2,757,220
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio...................       2,188                $660.43     $1,445,103
 Partners Portfolio............       1,322                $349.47       $462,080
Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio...................       6,889                $603.49     $4,158,010
 Van Eck Worldwide Hard Assets
   Portfolio...................       3,865                $382.88     $1,479,643
 Van Eck Worldwide Emerging
   Markets Portfolio...........      16,401                $312.00     $5,116,996
 Van Eck Worldwide Real Estate
   Portfolio...................       4,224                $471.12     $1,989,971
Alger American Fund:
 Alger American Small
   Capitalization Portfolio....       5,206                $317.85     $1,654,673
MFS Variable Insurance Trust:
 MFS Emerging Growth Series....       5,654                $170.72       $965,166
 MFS Investors Trust Series....       3,480                $316.67     $1,101,857
 MFS New Discovery Series......       1,953                $291.22       $568,779
 MFS Research Series...........       1,911                $256.09       $489,484
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond
   Portfolio...................      21,544                $483.33    $10,412,943
 PIMCO Total Return Bond
   Portfolio...................       7,111                $631.84     $4,493,051
Fidelity Variable Insurance
 Products Fund III:
 VIP III Growth Portfolio......      22,423                $238.68     $5,351,935
 VIP III Overseas Portfolio....       6,002                $245.43     $1,472,968
 VIP III Contrafund
   Portfolio...................       9,345                $353.54     $3,303,820
 VIP III Growth Opportunities
   Portfolio...................       3,005                $273.64       $822,358
Strong Variable Insurance
 Funds, Inc.:
 Strong Mid Cap Growth Fund
   II..........................      20,330                $175.19     $3,561,685
Strong Opportunity Fund II,
 Inc.:
 Strong Opportunity Fund II....       8,994                $338.72     $3,046,341

-------------------------------  -------------------------------------------------------
                                          FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------  -------------------------------------------------------
                                 NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                 INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-------------------------------  -------------------------------------------------------
Federated Insurance Series:
 Fund for U.S. Government
   Securities II Portfolio.....       3.44%                 1.40%                  7.52%
 Utility Fund II Portfolio.....       6.05%                 1.40%                -24.96%
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio...................       4.96%                 1.40%                  3.87%
 Partners Portfolio............       0.61%                 1.40%                -25.20%
Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio...................       0.00%                 1.40%                 19.97%
 Van Eck Worldwide Hard Assets
   Portfolio...................       0.51%                 1.40%                 -4.20%
 Van Eck Worldwide Emerging
   Markets Portfolio...........       0.19%                 1.40%                 -4.25%
 Van Eck Worldwide Real Estate
   Portfolio...................       2.14%                 1.40%                 -5.81%
Alger American Fund:
 Alger American Small
   Capitalization Portfolio....       0.00%                 1.40%                -27.25%
MFS Variable Insurance Trust:
 MFS Emerging Growth Series....       0.00%                 1.40%                -34.78%
 MFS Investors Trust Series....       0.51%                 1.40%                -22.25%
 MFS New Discovery Series......       0.00%                 1.40%                -32.75%
 MFS Research Series...........       0.11%                 1.40%                -25.77%
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond
   Portfolio...................       6.99%                 1.40%                 -2.61%
 PIMCO Total Return Bond
   Portfolio...................       4.34%                 1.40%                  9.62%
Fidelity Variable Insurance
 Products Fund III:
 VIP III Growth Portfolio......       0.15%                 1.40%                -31.27%
 VIP III Overseas Portfolio....       0.79%                 1.40%                -21.56%
 VIP III Contrafund
   Portfolio...................       0.75%                 1.40%                -10.86%
 VIP III Growth Opportunities
   Portfolio...................       0.81%                 1.40%                -23.09%
Strong Variable Insurance
 Funds, Inc.:
 Strong Mid Cap Growth Fund
   II..........................       0.00%                 1.40%                -38.42%
Strong Opportunity Fund II,
 Inc.:
 Strong Opportunity Fund II....       2.16%                 1.40%                -27.58%

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
    Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS, CONTINUED


--------------------------------------------------------------------------------

                                                AT DECEMBER 31, 2001
----------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE       AVERAGE
                                     UNITS       LOWEST TO HIGHEST     NET ASSETS
----------------------------------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity
   Portfolio.....................   53,095.49   $112.11 to $1,005.91   $32,078,329
 Money Market Portfolio..........  114,827.31      $68.83 to $661.98   $70,882,660
 Bond Portfolio..................   28,830.60      $82.13 to $696.40   $15,064,709
 Balanced Portfolio..............   28,544.22     $103.12 to $847.34   $14,716,964
 Mid Cap Growth Portfolio........   21,776.31   $135.35 to $1,311.73   $22,800,651
 International Portfolio.........   24,196.55      $99.16 to $809.77   $17,219,794
 All Pro Large Cap Growth
   Portfolio.....................   28,318.03                $445.29   $13,939,333
 All Pro Large Cap Value
   Portfolio.....................   24,033.08                $482.00    $9,038,512
 All Pro Small Cap Growth
   Portfolio.....................   29,368.06                $593.28   $17,805,673
 All Pro Small Cap Value
   Portfolio.....................   26,966.81                $491.28   $10,737,443
 Equity 500 Index Portfolio......   78,359.83              $1,267.94  $112,394,486

Variable Insurance Products Fund:
 High Income Portfolio...........   20,254.53                $527.60   $12,926,056
 Equity-Income Portfolio.........   59,577.21              $1,170.39   $77,255,630
 Growth Portfolio................   86,316.92              $1,203.71  $121,329,151
 Overseas Portfolio..............    5,906.70                $560.63    $4,149,745

Variable Insurance Products Fund
 II:
 Asset Manager Portfolio.........   36,139.08                $850.18   $34,136,601
 Contrafund Portfolio............   52,788.32              $1,101.22   $66,724,058
 Investment Grade Bond
   Portfolio.....................    6,479.46                $697.11    $4,302,581

OCC Accumulation Trust:
 Equity Portfolio................   15,647.79              $1,187.77   $19,868,539
 Small Cap Portfolio.............   18,326.99              $1,065.77   $17,715,964
 Managed Portfolio...............   28,838.33              $1,174.16   $38,383,719

Scudder Variable Life
 Investment Fund:
 Bond Portfolio..................   19,209.76                $694.12   $12,475,971
 Growth and Income
   Portfolio.....................   15,294.13                $849.87   $15,246,507
 International Portfolio.........   21,235.54                $599.65   $16,881,215

Dreyfus Variable Investment Fund:
 Growth and Income Portfolio.....   15,843.85                $990.64   $18,063,268

Dreyfus Socially Responsible
 Growth Fund, Inc.:
 Socially Responsible
   Portfolio.....................   15,381.13              $1,007.39   $20,170,037

Federated Insurance Series:
 Fund for U.S. Government
   Securities II Portfolio.......   23,447.69                $700.02   $13,658,285
 Utility Fund II Portfolio.......    7,754.92                $679.68    $6,504,626

                                            FOR THE YEAR ENDED DECEMBER 31, 2001
---------------------------------  -------------------------------------------------------
                                   NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                   INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
---------------------------------  -------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity
   Portfolio.....................       2.85%        1.19% to 1.40%     -14.09% to -13.92%
 Money Market Portfolio..........       3.48%        1.20% to 1.41%         2.22% to 2.42%
 Bond Portfolio..................       5.21%        1.18% to 1.41%         5.92% to 6.14%
 Balanced Portfolio..............       3.61%        1.20% to 1.41%       -8.33% to -8.14%
 Mid Cap Growth Portfolio........      14.65%        1.20% to 1.40%       -5.23% to -5.04%
 International Portfolio.........       4.55%        1.20% to 1.41%     -13.35% to -13.18%
 All Pro Large Cap Growth
   Portfolio.....................       0.06%        1.40% to 1.43%                -22.79%
 All Pro Large Cap Value
   Portfolio.....................       0.73%        1.41% to 1.43%                 -2.13%
 All Pro Small Cap Growth
   Portfolio.....................       0.00%        1.42% to 1.43%                -17.10%
 All Pro Small Cap Value
   Portfolio.....................       0.42%        1.41% to 1.42%                 11.21%
 Equity 500 Index Portfolio......       1.32%        1.40% to 1.50%                -13.48%
Variable Insurance Products Fund:
 High Income Portfolio...........      14.10%        1.41% to 1.42%                -12.96%
 Equity-Income Portfolio.........       1.83%        1.40% to 1.41%                 -6.28%
 Growth Portfolio................       0.09%                 1.41%                -18.80%
 Overseas Portfolio..............       5.86%                 1.40%                -22.27%
Variable Insurance Products Fund
 II:
 Asset Manager Portfolio.........       4.66%                 1.40%                 -5.43%
 Contrafund Portfolio............       0.87%                 1.40%                -13.47%
 Investment Grade Bond
   Portfolio.....................       4.83%                 1.40%                  6.95%
OCC Accumulation Trust:
 Equity Portfolio................       0.65%        1.40% to 1.43%                 -8.31%
 Small Cap Portfolio.............       0.73%                 1.40%                  6.82%
 Managed Portfolio...............       2.41%        1.41% to 1.43%                 -6.24%
Scudder Variable Life
 Investment Fund:
 Bond Portfolio..................       4.02%                 1.40%                  4.27%
 Growth and Income
   Portfolio.....................       1.26%                 1.41%                -12.52%
 International Portfolio.........       0.42%                 1.40%                -31.92%
Dreyfus Variable Investment Fund:
 Growth and Income Portfolio.....       0.48%                 1.41%                 -7.16%
Dreyfus Socially Responsible
 Growth Fund, Inc.:
 Socially Responsible
   Portfolio.....................       0.06%                 1.41%                -23.66%
Federated Insurance Series:
 Fund for U.S. Government
   Securities II Portfolio.......       3.60%                 1.40%                  5.55%
 Utility Fund II Portfolio.......       3.62%                 1.42%                -14.99%

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
    Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS, CONTINUED

----------------------------------------------------------------------------------
                                                AT DECEMBER 31, 2001
----------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE       AVERAGE
                                     UNITS       LOWEST TO HIGHEST     NET ASSETS
----------------------------------------------------------------------------------
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio.....................    2,294.63                $635.79    $1,584,594
 Partners Portfolio..............    1,770.83                $467.21      $899,164

Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio.....................    3,301.46                $503.05    $1,741,237
 Van Eck Worldwide Hard Assets
   Portfolio.....................    1,937.97                $399.66    $1,022,674
 Van Eck Worldwide Emerging
   Markets Portfolio.............   17,790.09                $325.87    $6,175,866
 Van Eck Worldwide Real Estate
   Portfolio.....................    2,811.44                $500.20    $1,249,863

Alger American Fund:
 Alger American Small
   Capitalization Portfolio......    6,683.24                $436.92    $3,523,907

MFS Variable Insurance Trust:
 MFS Emerging Growth Series......    5,657.68                $261.75    $1,331,487
 MFS Investors Trust Series......    4,164.89                $407.30    $1,457,695
 MFS New Discovery Series........    2,278.93                $433.05      $640,250
 MFS Research Series.............    2,056.59                $344.98      $601,442

PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond
   Portfolio.....................    2,730.60                $496.28    $1,930,839
 PIMCO Total Return Bond
   Portfolio.....................   15,052.14                $576.37    $2,502,743

Variable Insurance Products Fund
 III:
 VIP III Growth Portfolio........   22,864.59                $347.26    $6,521,565
 VIP III Overseas Portfolio......    5,724.52                $312.91    $1,763,464
 VIP III Contrafund Portfolio....   10,247.01                $396.62    $3,561,582
 VIP III Growth Opportunities
   Portfolio.....................    2,620.01                $355.81      $849,037

Strong Variable Insurance
 Funds, Inc.:
 Strong Mid Cap Growth Fund II...   22,188.40                $284.48    $6,609,066

Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II......    9,045.06                $467.70    $2,771,555

---------------------------------  -------------------------------------------------------
                                            FOR THE YEAR ENDED DECEMBER 31, 2001
---------------------------------  -------------------------------------------------------
                                   NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                   INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
---------------------------------  -------------------------------------------------------
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio.....................       6.55%                 1.43%                  7.27%
 Partners Portfolio..............       0.45%                 1.40%                 -4.18%
Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio.....................       4.36%        1.39% to 1.43%                 -6.43%
 Van Eck Worldwide Hard Assets
   Portfolio.....................       1.23%        1.40% to 1.44%                -11.70%
 Van Eck Worldwide Emerging
   Markets Portfolio.............       0.00%        1.41% to 1.42%                 -3.18%
 Van Eck Worldwide Real Estate
   Portfolio.....................       2.51%        1.39% to 1.42%                  3.87%
Alger American Fund:
 Alger American Small
   Capitalization Portfolio......       0.05%                 1.42%                -30.50%
MFS Variable Insurance Trust:
 MFS Emerging Growth Series......       0.00%        1.40% to 1.42%                -34.55%
 MFS Investors Trust Series......       0.49%                 1.43%                -17.27%
 MFS New Discovery Series........       0.00%                 1.40%                 -6.58%
 MFS Research Series.............       0.00%        1.39% to 1.41%                -22.48%
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond
   Portfolio.....................       8.93%        1.45% to 2.01%                  0.79%
 PIMCO Total Return Bond
   Portfolio.....................       3.92%        0.74% to 1.41%                  4.76%
Variable Insurance Products Fund
 III:
 VIP III Growth Portfolio........       0.06%        1.41% to 1.44%                -19.01%
 VIP III Overseas Portfolio......       5.83%        1.41% to 1.48%                -22.26%
 VIP III Contrafund Portfolio....       0.63%        1.40% to 1.41%                -13.69%
 VIP III Growth Opportunities
   Portfolio.....................       0.33%        1.39% to 1.43%                -15.83%
Strong Variable Insurance
 Funds, Inc.:
 Strong Mid Cap Growth Fund II...       0.00%        1.42% to 1.46%                -31.74%
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II......       0.56%        1.40% to 1.42%                 -5.39%

---------------
  * These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

 ** These ratios represent the range of annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
    Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS, CONTINUED

    Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These ratios represent the range of maximum and minimum total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation (included in the expense ratio). The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) Effective following the close of business on April 25, 2003, the MarketStreet Fund merged with and into the Gartmore Variable Insurance Trust. Subaccount performance prior to the close of business on April 25, 2003 reflects performance for the corresponding Market Street Fund (Note 1).

(b) Note that these funds were added during the year and the total returns are not annualized.

                      (This page intentionally left blank)

                                   NATIONWIDE
                            LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                              FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND THE THREE MONTHS ENDED DECEMBER
                                    31, 2002

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
Nationwide Life and Annuity Company of America:

     We have audited the accompanying balance sheets of Nationwide Life and Annuity Company of America (the Company) (a wholly owned subsidiary of Nationwide Life Insurance Company of America) as of December 31, 2004 and 2003, and the related statements of income, shareholder's equity and cash flows for the years ended December 31, 2004 and 2003 and the three months ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Company of America as of December 31, 2004 and 2003, and the results of their operations and their cash flows for the years ended December 31, 2004 and 2003 and the three months ended December 31, 2002 in conformity with U.S. generally accepted accounting principles.

     As discussed in note 2 to the financial statements, effective January 1, 2004, the Company adopted Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts.

/s/ KPMG LLP

Philadelphia, PA
March 28, 2005

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                              STATEMENTS OF INCOME
                                 (IN MILLIONS)

                                        TWELVE MONTHS ENDED   TWELVE MONTHS ENDED   THREE MONTHS ENDED
                                         DECEMBER 31, 2004     DECEMBER 31, 2003    DECEMBER 31, 2002
                                        -------------------   -------------------   ------------------
REVENUES:
Policy charges........................         $27.4                 $28.3                $ 7.3
Life insurance premiums...............           5.6                   4.3                  2.5
Net investment income.................          19.5                  20.5                  5.6
Net realized gains (losses) on
  investments.........................            --                   3.4                 (0.2)
                                               -----                 -----                -----
  Total Revenues......................          52.5                  56.5                 15.2
                                               -----                 -----                -----
BENEFITS AND EXPENSES:
Interest credited to policyholder
  account values......................          12.4                  13.6                  3.2
Other benefits and claims.............           7.6                   9.5                  2.6
Policyholder dividends on
  participating policies..............           0.9                   1.1                  0.3
Amortization of deferred policy
  acquisition costs...................           3.1                   2.8                  0.8
Amortization of value of business
  acquired............................           5.2                   8.0                  2.1
Other operating expenses..............           9.7                   9.3                  2.2
                                               -----                 -----                -----
  Total Benefits and Expenses.........          38.9                  44.3                 11.2
                                               -----                 -----                -----
Income before federal income tax
  expense.............................          13.6                  12.2                  4.0
Federal income tax expense............           4.9                   3.2                  1.8
                                               -----                 -----                -----
CUMULATIVE EFFECT OF ADOPTION OF
  ACCOUNTING PRINCIPLES, NET OF TAX...          (0.1)                   --                   --
                                               -----                 -----                -----
  NET INCOME..........................         $ 8.6                 $ 9.0                $ 2.2
                                               =====                 =====                =====

    See accompanying notes to financial statements, including note 12 which describes related party transactions.

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                                 BALANCE SHEETS
                                 (IN MILLIONS)

                                                                 DECEMBER 31,
                                                              -------------------
                                                                2004       2003
                                                              --------   --------
ASSETS
Investments:
  Securities available-for-sale, at fair value:
     Fixed maturity securities (cost $315.4 in 2004; $329.9
      in 2003)..............................................  $  319.2   $  333.7
     Equity securities (cost $0.6 in 2004; $3.5 in 2003)....       1.1        4.4
  Mortgage loans on real estate, net........................      68.8       67.3
  Real estate, net..........................................        --        0.3
  Policy loans..............................................      12.9       12.9
  Other long-term investments...............................       0.1        0.1
  Short-term investments....................................      13.5         --
                                                              --------   --------
       Total Investments....................................     415.6      418.7
                                                              --------   --------
Cash........................................................        --         --
Accrued investment income...................................       4.2        5.6
Deferred policy acquisition costs...........................      11.4        6.9
Value of business acquired..................................      53.4       57.6
Other intangible assets.....................................       9.4        9.5
Other assets................................................      15.2       12.8
Assets held in separate accounts............................     639.5      700.8
                                                              --------   --------
       Total Assets.........................................  $1,148.7   $1,211.9
                                                              ========   ========


LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims...........................  $  397.0   $  425.8
Other liabilities...........................................      21.6        4.1
Liabilities related to separate accounts....................     639.5      700.8
                                                              --------   --------
       Total Liabilities....................................   1,058.1    1,130.7
                                                              --------   --------
COMMITMENTS AND CONTINGENCIES (NOTES 7, 10 AND 13)
Shareholder's Equity:
  Common stock, $10.00 par value. Authorized 0.5 shares; .25
     shares issued and outstanding..........................       2.5        2.5
  Additional paid-in capital................................      67.4       67.4
  Retained earnings.........................................      19.8       11.2
  Accumulated other comprehensive income....................       0.9        0.1
                                                              --------   --------
       Total Shareholder's Equity...........................      90.6       81.2
                                                              --------   --------
       Total Liabilities and Shareholder's Equity...........  $1,148.7   $1,211.9
                                                              ========   ========

    See accompanying notes to financial statements, including note 12 which describes related party transactions.

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                       STATEMENTS OF SHAREHOLDER'S EQUITY
                                 (IN MILLIONS)

                                                                           ACCUMULATED
                                                  ADDITIONAL                  OTHER           TOTAL
                                         COMMON    PAID-IN     RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                         STOCK     CAPITAL     EARNINGS      INCOME          EQUITY
                                         ------   ----------   --------   -------------   -------------
Balance as of October 1, 2002..........   $2.5      $69.3       $  --         $  --           $71.8
  Comprehensive income:
     Net income........................     --         --         2.2            --             2.2
     Net unrealized gains on securities
       available-for-sale arising
       during the period, net of tax...     --         --          --           1.5             1.5
                                                                                              -----
  Total comprehensive income...........                                                         3.7
                                          ----      -----       -----         -----           -----
Balance as of December 31, 2002........   $2.5      $69.3       $ 2.2         $ 1.5           $75.5
                                          ====      =====       =====         =====           =====
Balance as of January 1, 2003..........   $2.5      $69.3       $ 2.2         $ 1.5           $75.5
  Comprehensive income:
     Net income........................     --         --         9.0            --             9.0
     Net unrealized losses on
       securities available-for-sale
       arising during the period, net
       of tax..........................     --         --          --          (1.4)           (1.4)
                                                                                              -----
  Total comprehensive income...........                                                         7.6
                                                                                              -----
Purchase accounting adjustments........     --       (1.9)         --            --            (1.9)
                                          ----      -----       -----         -----           -----
Balance as of December 31, 2003........   $2.5      $67.4       $11.2         $ 0.1           $81.2
                                          ====      =====       =====         =====           =====
Balance as of January 1, 2004..........   $2.5      $67.4       $11.2         $ 0.1           $81.2
  Comprehensive income:
     Net income........................     --         --         8.6            --             8.6
     Net unrealized gains on securities
       available-for-sale arising
       during the period, net of tax...     --         --          --           0.8             0.8
                                                                                              -----
  Total comprehensive income...........                                                         9.4
                                          ----      -----       -----         -----           -----
Balance as of December 31, 2004........   $2.5      $67.4       $19.8         $ 0.9           $90.6
                                          ====      =====       =====         =====           =====

    See accompanying notes to financial statements, including note 12 which describes related party transactions.

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF CASH FLOWS
                                 (IN MILLIONS)

                                        TWELVE MONTHS ENDED   TWELVE MONTHS ENDED   THREE MONTHS ENDED
                                         DECEMBER 31, 2004     DECEMBER 31, 2003    DECEMBER 31, 2002
                                        -------------------   -------------------   ------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income............................        $   8.6               $   9.0               $  2.2
Adjustments to reconcile net income to
  net cash provided by operating
  activities:
  Interest credited to policyholder
     account balances.................           12.4                  13.6                  3.2
  Capitalization of deferred policy
     acquisition costs................           (7.7)                 (8.0)                (2.4)
  Amortization of deferred policy
     acquisition costs and value of
     business acquired................            8.3                  10.8                  2.9
  Amortization and depreciation.......            4.0                   5.2                  1.5
  Realized (gains) losses on
     investments......................             --                  (3.4)                 0.2
  Decrease in accrued investment
     income...........................            1.4                   0.6                  0.2
  (Increase) decrease in other
     assets...........................           (2.8)                  0.2                  1.9
  Increase (decrease) in policy
     liabilities......................           95.4                  86.0                (12.4)
  Increase (decrease) in other
     liabilities......................           17.2                  (1.3)                10.1
                                              -------               -------               ------
     Net cash provided by operating
       activities.....................          136.8                 112.7                  7.4
                                              -------               -------               ------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from maturity of securities
  available-for-sale..................           42.2                  73.4                 35.0
Proceeds from sale of securities
  available-for-sale..................          128.5                  30.6                  7.7
Proceeds from repayments of mortgage
  loans on real estate................           19.5                  11.1                  2.3
Proceeds from repayments of policy
  loans and sale of other invested
  assets..............................            0.3                   2.9                  1.2
Cost of securities available-for-sale
  acquired............................         (158.0)                (85.6)               (47.2)
Cost of mortgage loans on real estate
  acquired............................          (23.0)                (14.7)                (6.3)
Short-term investments, net...........           (7.8)                   --                   --
Collateral received-securities
  lending.............................           (5.6)                   --                   --
Cost of other invested assets
  acquired............................             --                  (0.2)                (0.1)
Other, net............................            3.0                    --                   --
                                              -------               -------               ------
     Net cash (used in) provided by
       investing activities...........           (0.9)                 17.5                 (7.4)
                                              -------               -------               ------
CASH FLOWS FROM FINANCING ACTIVITIES
Investment and universal life
  insurance product deposits..........           35.6                  38.4                 10.0
Investment and universal life
  insurance product withdrawals.......         (171.5)               (168.6)               (10.6)
                                              -------               -------               ------
     Net cash used in financing
       activities.....................         (135.9)               (130.2)                (0.6)
                                              -------               -------               ------
Net decrease in cash..................             --                    --                 (0.6)
Cash, beginning of period.............             --                    --                  0.6
                                              -------               -------               ------
Cash, end of period...................        $    --               $    --               $   --
                                              =======               =======               ======

    See accompanying notes to financial statements, including note 12 which describes related party transactions.

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA
  (A WHOLLY OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA)

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2004, 2003 AND 2002

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

Nationwide Life and Annuity Company of America (NLACA or the Company) is a stock life insurance company and a wholly owned subsidiary of Nationwide Life Insurance Company of America (NLICA). NLICA, with its subsidiaries, became a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS) on October 1, 2002, pursuant to a sponsored demutualization as more fully discussed in note
3. Prior to October 1, 2002, NLACA and NLICA were known as Providentmutual Life and Annuity Company of America and Provident Mutual Life Insurance Company (Provident Mutual), respectively.

The Company sells individual variable and traditional life insurance products. The Company also maintains blocks of individual variable and fixed annuity products. The Company distributes its products through a variety of distribution channels, principally personal producing general agents and brokers. The Company is licensed to operate in 49 states and the District of Columbia, each of which has regulatory oversight. Sales in 19 states accounted for 81% of the Company's sales (based on statutory premiums and annuity considerations) for the twelve months ended December 31, 2004. No single producer accounted for more than 5% of the Company's sales for the twelve months ended December 31, 2004. For many of the life insurance products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, statutes and regulations in each of these states determine selected benefit elements and policy provisions. As a result of the demutualization (see note 3), the Company no longer sells individual fixed and variable annuity products as of October 1, 2002.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices. The Company separately prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). The State of Delaware has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis for statutory accounting practices. Practices under SAP vary from GAAP primarily with respect to the establishment and subsequent amortization of value of business acquired (VOBA) and intangible assets, deferral and subsequent amortization of policy acquisition costs (DAC), the valuation of policy reserves, the accounting for deferred taxes, the accrual of postretirement benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances. NLACA has no statutory accounting practices that differ from NAIC SAP.

In preparing the financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining the balance and amortization of DAC for investment products, traditional products and universal life insurance products, the balance and amortization of VOBA, valuation allowances for mortgage loans on real estate, impairment losses on other investments and accruals related to federal income taxes. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on the facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a)  Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to VOBA, DAC, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustments to VOBA and DAC represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in the policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the current effective portfolio rate.

The fair value of fixed maturity and marketable equity marketable securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not able to be priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgaged-backed and asset-backed securities. In these cases, a separate "structured product" pricing matrix has been developed to value, as appropriate, using the same methodology described above. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified Company representatives determine the fair value using other modeling techniques, primarily using commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 78.7% of the fair values of fixed maturity securities were obtained from independent pricing services, 18.3% from the above described matrices and 3.0% from other sources.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company's accounting policy, for debt and equity securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period until the security's forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt and equity securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the amount and length of time the security's fair value has been below amortized cost or cost, specific credit issues and financial prospects related to the issuer, the Company's intent to hold or dispose of the security and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for expected losses incurred as of the balance sheet date, but not yet specifically identified by loan. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company and reflects the Company's best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate is carried at cost less accumulated depreciation. The straight-line method of depreciation is only used for invested real estate properties. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts.

Policy loans are reported at unpaid principal balances.

Interest income is recognized when earned while dividends are recognized when declared. All other investment income is recorded on the accrual basis.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in fair values of applicable investments are included in realized gains and losses on investments.

(b)  Revenues and Benefits

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts are determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(c)  Deferred Policy Acquisition Costs

The Company has deferred the costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

DAC for investment products and universal life insurance products are amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is currently 8 percent growth per year. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor's (S&P) 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in surrender/lapse and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

DAC on traditional participating life insurance policies is amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. DAC on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue. The effect on the amortization of DAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.

(d)  Value of Business Acquired and Other Intangible Assets

As a result of the acquisition by NFS (see note 3) and the application of purchase accounting, the Company has established separate intangible assets representing VOBA and the value of all other identified intangible assets.

VOBA reflects the estimated fair value of the business in-force at the date of acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the acquisition by NFS. The value initially assigned to VOBA was supported by an independent valuation study that was commissioned by NFS and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections, by each major line of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections took into account all known or expected factors at the valuation date, based on the judgment of management. The actual experience on purchased business may vary from projections due to differences in renewal premiums, investment spreads, investment gains or losses, mortality and morbidity costs, or other factors.

Intangible assets include the Company's independent agency force and state licenses. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost. Other factors considered in the valuation include the relative risk profile of each asset, the deterioration of the economic life, and the enhancement to other associated assets. The initial valuation of these intangible assets was also supported by an independent valuation study that was commissioned by NFS and executed by qualified valuation experts.

The use of discount rates was necessary to establish fair values of VOBA and other intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes a variety of factors, including the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to value the VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (initially ranging from 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is also adjusted for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, also as described in note 2(a). VOBA is adjusted each quarter to reflect differences between actual results and those expected for the period just ending. The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.

For those products amortized in relation to estimated gross profits, the most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in surrender/lapse and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.

For traditional participating life insurance products, VOBA is being amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined annually, based on actual experience and current assumptions of mortality, persistency, expenses and investment experience. In addition, the effect on the VOBA asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.

The interest on the unamortized VOBA balance (interest rates range from 4.50% to 6.50%) during the twelve months ended December 31, 2004 and December 31, 2003 and three months ended December 31, 2002 was $3.4 million, $4.1 million and $1.1 million, respectively.

The intangible asset relating to the independent agency force is amortized over its estimated useful life of 20 years, primarily based on the cash flows generated by the asset.

(e)  Separate Accounts

Separate account assets and liabilities represent policyholders'/contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the policyholders/contractholders. The activity of the separate accounts is not reflected in the statements of income except for: (i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB), which is a rider to existing variable annuity contacts.

(f)  Future Policy Benefits

The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies, is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values, and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 5.5%. Also, the calculated reserve is adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower interest rates, which would have resulted in the use of a lower discount rate, as discussed in note 2(a).

The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using an interest rate of 4.5%. Also, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower interest rates, which would have resulted in the use of a lower discount rate, as discussed in note 2(a).

(g)  Participating Business

Participating business represented approximately 6.7% as of December 31, 2004 (6.8% as of December 31, 2003 and 7.0% as of December 31, 2002) of the Company's life insurance in force, 12.6% as of December 31, 2004 (12.9% as of December 31, 2003 and 14.4% as of December 31, 2002) of the number of life insurance policies in force, and 19.2% in 2004 (14.3% in 2003 and 16.7% for the three months ended December 31, 2002) of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in "Future policy benefits and claims" in the accompanying balance sheets.

(h)  Federal Income Tax

Subsequent to the acquisition of NLICA by NFS on October 1, 2002, NLICA and its life insurance subsidiaries, including the Company, file a consolidated federal income tax return and NLICA's non-life insurance subsidiaries file a separate consolidated federal income tax return. The members of the consolidated tax return group have a tax sharing arrangement that provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. In 2008, NFS expects to be able to file a single consolidated federal income tax return with all of it subsidiaries.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements. Any such change could significantly affect the amounts reported in the statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(i)  Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the balance sheets on a gross basis.

(j)  Recently Issued Accounting Pronouncements

In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. Effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company's financial position or results of operations.

On September 8, 2004, the FASB exposed for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effective date of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in the Securities and Exchange Commission (SEC) Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities, and SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Due to uncertainty regarding the ultimate guidance to be issued, the Company cannot reasonably estimate the impact on the Company's financial position or results of operations, if any, of adopting EITF 03-1.

In June 2004, the FASB issued FSP FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), issued by the American Institute of

Certified Public Accountants (AICPA), restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP FAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP FAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the
Act) was signed into law on December 8, 2003. In accordance with FSP FAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-2), which superceded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act. Specifically, measures of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost on or after the date of enactment must reflect the effects of the Act. The Company's adoption of FSP FAS 106-2, effective June 30, 2004, had no impact on the Company's financial position or results of operations due the application of Company maximum contribution caps and because the Company does not apply to the United States government for benefit reimbursements.

In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132 Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit pension plans. The Company adopted SFAS 132R effective December 31, 2003, except for disclosures about estimated benefit payments, which is was adopted in the fourth quarter of 2004, as permitted by SFAS 132R. Adoption of this Statement had no impact on the Company's financial position or results of operations.

In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities -- an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIEs) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) the entity does not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs where an enterprise holds a variable interest that it acquired prior to February 1, 2003, FIN 46 applies in the interim period beginning after June 15, 2003 and early adoption is permitted. In October 2003, the FASB delayed the implementation date for FIN 46 for VIEs acquired prior to January 31, 2003 to interim periods ending after December 15, 2003 with earlier adoption permitted.

In December 2003, the FASB issued FIN 46R, which required all public companies, including the Company as a subsidiary of a public company, to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. At a minimum, public companies were required to apply the provisions of FIN 46R or the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable GAAP by the end of the first reporting period ending after December 15, 2003. Companies were permitted to apply either FIN 46 or FIN 46R to special purpose entities at the initial effective date on an entity-by-entity basis. The Company has no variable interests in special purpose entities. The primary difference between FIN 46R and FIN 46 was the criteria to be followed in determining the primary beneficiary. The primary beneficiary could be different based on the two Interpretations. The Company adopted the remaining provisions of FIN 46R effective January 1, 2004.

In July 2003, the AICPA issued SOP 03-1 to address many topics. The most significant topic to the Company is the accounting for contracts with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options, and sales inducements to contract holders. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $0.1 million charge, net of tax, as the cumulative effect of adoption of this accounting principle.

The following table summarizes the components of cumulative effect adjustments recorded in the Company's 2004 consolidated statement of income:

(IN MILLIONS)                                                 JANUARY 1, 2004
-------------                                                 ---------------
Increase in future policy benefits
  GMDB claim reserves.......................................       $(0.2)
  Less: deferred federal income taxes.......................         0.1
                                                                   -----
  Cumulative effect of adoption of accounting principle, net
     of tax.................................................       $(0.1)
                                                                   =====

In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. In November 2003, the FASB issued FSP No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the Company's results of operations or financial position.

In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after

June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG
B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (i.e. bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company) and did not have any impact on the Company's results of operations or financial position.

(3)  SPONSORED DEMUTUALIZATION

On October 1, 2002, pursuant to a sponsored demutualization, Provident Mutual became a wholly owned subsidiary of NFS. The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock life insurance company in a process known as a demutualization. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act. Upon demutualization, Provident Mutual merged with and into Eagle Acquisition Corporation, a wholly owned subsidiary of NFS formed solely for the purposes of this transaction, with Provident Mutual surviving as a wholly owned subsidiary of NFS. Provident Mutual was renamed Nationwide Life Insurance Company of America.

On the date of the transaction, policyholder membership interests in Provident Mutual were extinguished and eligible policyholders collectively received 31.8 million shares of NFS Class A common stock, cash totaling approximately $223.5 million, and increased policy values in the form of policy credits totaling approximately $48.0 million. Provident Mutual funded approximately $62.3 million of the aggregate purchase price in the form of cash and policy credits. The aggregate purchase price was $1.12 billion.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed of the Company at the date of acquisition, based on push-down accounting.

                                                                    AS OF
(IN MILLIONS)                                                  OCTOBER 1, 2002
-------------                                                  ---------------
Fixed maturity securities available-for-sale................      $  348.6
Other investments, including cash...........................          82.3
VOBA........................................................          69.9
Other intangible assets.....................................           9.6
Other assets................................................          15.9
Assets held in separate accounts............................         671.3
                                                                  --------
  Total assets acquired.....................................       1,197.6
                                                                  --------
Future policy benefits and claims...........................         463.8
Other liabilities...........................................          (9.3)
Liabilities related to separate accounts....................         671.3
                                                                  --------
     Total liabilities assumed..............................       1,125.8
                                                                  --------
     Net assets acquired....................................      $   71.8
                                                                  ========

As a result of the demutualization, the Company's equity was adjusted from the September 30, 2002 balance of $104.9 million to reflect the net assets purchased of $71.8 million noted above.

The table below lists the intangible assets acquired and their estimated useful lives over which the assets will be amortized.

                                                                      ESTIMATED
                                                              FAIR      USEFUL
(IN MILLIONS)                                                 VALUE      LIFE
-------------                                                 -----   ----------
Amortizing intangible assets:
VOBA........................................................  $69.9     28 years
Independent agency distribution force.......................    5.9     20 years
                                                              -----   ----------
  Total -- amortizing intangible assets.....................   75.8     27 years(1)
                                                              -----   ----------
Non-amortizing intangible assets:
State insurance licenses....................................    3.7   Indefinite
                                                              -----   ----------
  Total -- non-amortizing intangible assets.................    3.7           --
                                                              -----   ----------
     Total intangible assets................................  $79.5     27 years(1)
                                                              =====   ==========

---------------

(1) Total estimated useful life represents the weighted average.

There was no goodwill pushed-down to the Company as a result of the acquisition of NLICA by NFS. The Company recorded an adjustment to the fair values of certain items that were estimated at the time of closing to the final fair value calculations in 2003. These adjustments resulted in an increase in additional paid in capital of $1.9 million, net of tax in 2003.

(4)  INVESTMENTS

The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2004 and 2003 were:

                                                           GROSS        GROSS
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
(IN MILLIONS)                                  COST        GAINS        LOSSES     FAIR VALUE
-------------                                ---------   ----------   ----------   ----------
DECEMBER 31, 2004
  Fixed maturity securities:
     U.S. Treasury securities and
       obligations of U.S. Government
       corporations and agencies...........   $  9.5        $ --         $ --        $  9.5
     Agencies not backed by full faith and
       credit of U.S. Government(1)........      5.0         0.1           --           5.1
     Obligations of states and political
       subdivisions........................      0.5          --           --           0.5
     Corporate securities:
       Public..............................    130.2         2.5          0.6         132.1
       Private.............................     57.8         1.1          0.3          58.6
     Mortgage-backed securities -- U.S.
       Government backed...................     95.8         1.3          0.3          96.8
     Asset-backed securities...............     16.6         0.1          0.1          16.6
                                              ------        ----         ----        ------
       Total fixed maturity securities.....    315.4         5.1          1.3         319.2
  Equity securities........................      0.6         0.5           --           1.1
                                              ------        ----         ----        ------
       Total...............................   $316.0        $5.6         $1.3        $320.3
                                              ======        ====         ====        ======

---------------

(1) Based on recent accounting guidance, during 2004 the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

                                                           GROSS        GROSS
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
(IN MILLIONS)                                  COST        GAINS        LOSSES     FAIR VALUE
-------------                                ---------   ----------   ----------   ----------
DECEMBER 31, 2003
  Fixed maturity securities:
     U.S. Treasury securities and
       obligations of U.S. Government
       corporations and agencies...........   $  8.8        $0.1         $ --        $  8.9
     Obligations of states and political
       subdivisions........................      0.6          --           --           0.6
     Corporate securities:
       Public..............................    218.1         6.0          0.6         223.5
       Private.............................     50.6          --          1.1          49.5
     Mortgage-backed securities -- U.S.
       Government backed...................     37.3         0.2          0.2          37.3
     Asset-backed securities...............     14.5          --          0.6          13.9
                                              ------        ----         ----        ------
          Total fixed maturity
            securities.....................    329.9         6.3          2.5         333.7
  Equity securities........................      3.5         0.9           --           4.4
                                              ------        ----         ----        ------
          Total............................   $333.4        $7.2         $2.5        $338.1
                                              ======        ====         ====        ======

The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2004, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              AMORTIZED   ESTIMATED
(IN MILLIONS)                                                   COST      FAIR VALUE
-------------                                                 ---------   ----------
Fixed maturity securities available-for-sale:
  Due in one year or less...................................   $  7.9       $  7.9
  Due after one year through five years.....................    116.1        116.8
  Due after five years through ten years....................     66.2         66.9
  Due after ten years.......................................     12.8         14.2
                                                               ------       ------
       Subtotal.............................................    203.0        205.8
  Mortgage-backed securities -- U.S. Government backed......     95.8         96.8
  Asset-backed securities...................................     16.6         16.6
                                                               ------       ------
       Total................................................   $315.4       $319.2
                                                               ======       ======

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31, 2004 and 2003:

(IN MILLIONS)                                                 2004    2003
-------------                                                 -----   -----
Net unrealized gains, before adjustments and taxes..........  $ 4.3   $ 4.7
Adjustment to VOBA..........................................   (1.2)   (2.2)
Adjustment to policy acquisition costs......................     --     0.1
Adjustment to future policy benefits and claims.............   (1.7)   (2.4)
Deferred federal income tax.................................   (0.5)   (0.1)
                                                              -----   -----
  Net unrealized gains......................................  $ 0.9   $ 0.1
                                                              =====   =====

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the twelve months ended December 31, 2004 and 2003 and three months ended December 31, 2002:

(IN MILLIONS)                                                 2004    2003    2002
-------------                                                 -----   -----   ----
Securities available-for-sale:
  Fixed maturity securities.................................  $  --   $(1.3)  $5.1
  Equity securities.........................................   (0.4)    0.9     --
                                                              -----   -----   ----
     Net change.............................................  $(0.4)  $(0.4)  $5.1
                                                              =====   =====   ====

The analysis of gross unrealized losses on available-for-sale securities by time in an unrealized loss position, as of December 31, 2004, 2003 and 2002 follows:

                                                      LESS THAN OR
                                                   EQUAL TO ONE YEAR        MORE THAN ONE YEAR
                                                 ----------------------   ----------------------
                                                 ESTIMATED     GROSS      ESTIMATED     GROSS
                                                   FAIR      UNREALIZED     FAIR      UNREALIZED
(IN MILLIONS)                                      VALUE       LOSSES       VALUE       LOSSES
-------------                                    ---------   ----------   ---------   ----------
DECEMBER 31, 2004
  Fixed maturity securities:
     U.S. Treasury securities and obligations
       of U.S. Government corporations and
       agencies................................    $ 9.1       $  --        $  --       $  --
     Corporate securities:
       Public..................................     30.0         0.4          8.2         0.2
       Private.................................     12.3          --          6.9         0.3
     Mortgage-backed securities -- U.S.
       Government backed.......................     36.0         0.3          2.1          --
     Asset-backed securities...................      9.5         0.1           --          --
                                                   -----       -----        -----       -----
       Total fixed maturity securities.........     96.9         0.8         17.2         0.5
  Equity securities............................       --          --           --          --
                                                   -----       -----        -----       -----
     Total.....................................    $96.9       $ 0.8        $17.2       $ 0.5
                                                   =====       =====        =====       =====
% of gross unrealized loss.....................                 61.5%                    38.5%
                                                               -----                    -----
DECEMBER 31, 2003
  Fixed maturity securities:
     U.S. Treasury securities and obligations
       of U.S. Government corporations and
       agencies................................    $ 1.7       $  --        $  --       $  --
     Corporate securities:
       Public..................................     35.8         0.6           --          --
       Private.................................     15.5         1.0          1.2         0.1
     Mortgage-backed securities -- U.S.
       Government backed.......................     19.5         0.2          0.9          --
     Asset-backed securities...................     10.9         0.6           --          --
                                                   -----       -----        -----       -----
       Total fixed maturity securities.........     83.4         2.4          2.1         0.1
  Equity securities............................       --          --           --          --
                                                   -----       -----        -----       -----
       Total...................................    $83.4       $ 2.4        $ 2.1       $ 0.1
                                                   =====       =====        =====       =====
% of gross unrealized loss.....................                 96.0%                     4.0%
                                                               -----                    -----

Proceeds from the sale of securities available-for-sale during the twelve months ended December 31, 2004 and 2003 and three months ended December 31, 2002 were $128.5 million, $30.6 million and $7.7 million, respectively. During the twelve months ended December 31, 2004, gross gains of $3.8 million and gross losses of $0.7 million were realized on those sales. During the twelve months ended December 31, 2003, gross gains of $3.4 million and gross losses of $0.3 million were realized on these sales. During the three months ended December 31, 2002, gross gains of $0.3 million and gross losses of $0.3 million were realized on those sales.

The Company had no real estate investments for the twelve months ended December 31, 2004 and 2003 and three months ended December 31, 2002 that were non-income producing.

Real estate is presented at cost less accumulated depreciation. The carrying value of real estate held for disposal totaled $0.0 million and $0.3 million as of December 31, 2004 and 2003, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $0.8 million as of December 31, 2004 ($0 million as of December 31, 2003), which includes the related valuation allowance of $0.1 million ($0 million as of December 31, 2003). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. As of December 31, 2004, the average recorded investment in impaired mortgage loans on real estate was $0.8 million ($0 million for the twelve months ended December 31, 2003 and $0.1 for the three months ended December 31, 2002) and interest income recognized on those loans totaled $0.1 million in 2004 ($0 million for the twelve months ended December 31, 2003 and $0.7 million for the three months ended December 31, 2002), which is equal to interest income recognized using a cash-basis method of income recognition.

Activity in the valuation allowance account for mortgage loans on real estate for the twelve months ended December 31, 2004 and 2003 and the three months ended December 31, 2002 was as follows:

(IN MILLIONS)                                                 2004   2003    2002
-------------                                                 ----   -----   ----
Allowance, beginning of period..............................  $0.2   $ 0.9   $0.8
Net additions (reductions) charged (credited) to
  allowance.................................................   0.1    (0.7)   0.1
                                                              ----   -----   ----
Allowance, end of period....................................  $0.3   $ 0.2   $0.9
                                                              ====   =====   ====

During 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $0.7 million, relating primarily to the unallocated allowance for losses inherent in the portfolio as of December 31, 2003.

An analysis of investment income (loss) by investment type follows for the twelve months ended December 31, 2004 and 2003 and three months ended December 31, 2002:

(IN MILLIONS)                                                 2004    2003    2002
-------------                                                 -----   -----   -----
Gross investment income:
  Securities available-for-sale:
     Fixed maturity securities..............................  $15.4   $17.1   $ 4.6
     Equity securities......................................     --     0.1     0.3
  Mortgage loans on real estate.............................    3.6     3.6     0.8
  Policy loans..............................................    0.6     0.6     0.2
  Short-term investments....................................    0.2     0.1     0.1
  Other.....................................................    0.2    (0.2)   (0.2)
                                                              -----   -----   -----
       Gross investment income..............................   20.0    21.3     5.8
Less investment expenses....................................    0.5     0.8     0.2
                                                              -----   -----   -----
  Net investment income.....................................  $19.5   $20.5   $ 5.6
                                                              =====   =====   =====

An analysis of net realized gains (losses) on investments by investment type follows for the twelve months ended December 31, 2004 and 2003 and the three months ended December 31, 2002:

(IN MILLIONS)                                                 2004    2003    2002
-------------                                                 -----   -----   -----
Realized gains (losses) on sale of securities
  available-for-sale
  Fixed maturity securities -- gains........................  $ 3.2   $ 3.3   $ 0.3
  Fixed maturity securities -- losses.......................   (0.7)   (0.3)   (0.3)
  Equity securities.........................................    0.6     0.1      --
Other-than-temporary impairments of securities
  available-for-sale:
  Fixed maturity securities.................................   (1.9)   (0.3)   (0.1)
  Equity securities.........................................     --      --      --
Real estate.................................................     --    (0.1)     --
Mortgage loans on real estate...............................   (1.2)    0.4    (0.1)
Other.......................................................     --     0.3      --
                                                              -----   -----   -----
  Net realized gains (losses) on investments................  $  --   $ 3.4   $(0.2)
                                                              =====   =====   =====

Fixed maturity securities with an amortized cost of $6.0 million of fixed maturity securities as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2004 and 2003, the Company had loaned securities with a fair value of $5.5 million and $0 million, respectively. As of December 31, 2004 and 2003, the Company held collateral of $5.6 million and $0 million, respectively. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

(5) DEFERRED POLICY ACQUISITION COSTS

A reconciliation of the DAC asset for the twelve months ended December 31, 2004 and 2003 and the three months ended December 31, 2002 is as follows:

(IN MILLIONS)                                                 2004    2003    2002
-------------                                                 -----   -----   -----
Balance at beginning of period..............................  $ 6.9   $ 1.6   $  --
Expenses deferred...........................................    7.7     8.0     2.4
Amortization of DAC.........................................   (3.1)   (2.8)   (0.8)
                                                              -----   -----   -----
                                                               11.5     6.8     1.6
Effect on DAC from unrealized gains/losses..................   (0.1)    0.1      --
                                                              -----   -----   -----
Balance at end of period....................................  $11.4   $ 6.9   $ 1.6
                                                              =====   =====   =====

(6) VALUE OF BUSINESS ACQUIRED AND OTHER INTANGIBLE ASSETS

A reconciliation of VOBA for the twelve months ended December 31, 2004 and 2003 and the three months ended December 31, 2002 is as follows:

(IN MILLIONS)                                                 2004    2003    2002
-------------                                                 -----   -----   -----
Balance at beginning of period..............................  $57.6   $65.1   $  --
VOBA established during the period..........................     --      --    69.9
Amortization of VOBA........................................   (5.2)   (8.0)   (2.1)
                                                              -----   -----   -----
                                                               52.4    57.1    67.8
Change in unrealized gain/loss on available-for-sale
  securities................................................    1.0     0.5    (2.7)
                                                              -----   -----   -----
Balance at end of period....................................  $53.4   $57.6   $65.1
                                                              =====   =====   =====

Intangible assets as of December 31, 2004 and 2003 are summarized as follows:

                                  DECEMBER 31,           DECEMBER 31,           DECEMBER 31,
                                 2004 AND 2003               2004                   2003
                                 GROSS CARRYING          ACCUMULATED            ACCUMULATED
($ IN MILLIONS)                      AMOUNT              AMORTIZATION           AMORTIZATION       USEFUL LIFE
---------------               --------------------   --------------------   --------------------   -----------
AMORTIZING INTANGIBLE
  ASSETS:
VOBA........................         $69.9                  $15.3                  $10.1             28 years
Independent agency force....           5.9                    0.2                    0.1             20 years
                                     -----                  -----                  -----           ----------
  Total.....................          75.8                   15.5                   10.2
NON-AMORTIZING INTANGIBLE
  ASSETS:
State insurance licenses....           3.7                    0.0                    0.0           Indefinite
                                     -----                  -----                  -----
  Total.....................           3.7                    0.0                    0.0
                                     -----                  -----                  -----
Grand total.................         $79.5                  $15.5                  $10.2
                                     =====                  =====                  =====

The state insurance licenses have indefinite lives and therefore are not amortized.

The actual amortization for the year ended December 31, 2004 and estimated amortization for the next five years, using current assumptions, which are subject to change, for VOBA and for intangible assets with finite lives is as follows:

                                                                 INTANGIBLE ASSETS
(IN MILLIONS)                                             VOBA   WITH FINITE LIVES   TOTAL
-------------                                             ----   -----------------   -----
2004....................................................  $5.2         $0.1          $5.3
2005....................................................  $5.0         $0.1          $5.1
2006....................................................  $3.8         $0.2          $4.0
2007....................................................  $3.4         $0.2          $3.6
2008....................................................  $3.0         $0.3          $3.3
2009....................................................  $2.7         $0.3          $3.0

The Company completed its annual impairment testing and concluded there were no impairment losses on existing intangible assets in 2004 or 2003.

(7) FEDERAL INCOME TAX

The tax effects of temporary differences that give rise to significant components of the net deferred tax asset as of December 31, 2004 and 2003 were as follows:

(IN MILLIONS)                                                 2004    2003
-------------                                                 -----   -----
DEFERRED TAX ASSETS
  Fixed maturity securities.................................  $ 0.1   $  --
  Future policy benefits....................................   24.2    26.8
  DAC.......................................................    3.7     5.6
  Net operating loss carryforwards..........................     --     4.5
  Other.....................................................    0.2     0.3
                                                              -----   -----
     Total gross deferred tax assets........................   28.2    37.2
  Less valuation allowance..................................     --      --
                                                              -----   -----
     Net deferred tax assets................................   28.2    37.2
                                                              -----   -----
DEFERRED TAX LIABILITIES
  VOBA......................................................   18.7    20.2
  Fixed maturity securities.................................     --     1.9
  Other assets and other liabilities........................    3.3     3.3
  Other.....................................................    1.1     1.9
                                                              -----   -----
     Total gross deferred tax liabilities...................   23.1    27.3
                                                              -----   -----
     Net deferred tax asset.................................  $ 5.1   $ 9.9
                                                              =====   =====

Realized capital losses may be used only to offset realized capital gains. Realized capital losses may be carried back three years and forward five years. As of December 31, 2004 and 2003, the Company had a realized capital loss carryforward of $0 million and $13.6 million, respectively. A deferred tax asset was recorded in 2003 to reflect the tax benefits of these realized capital losses.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the twelve months ended December 31, 2004 and 2003 and three months ended December 31, 2002.

The Company's current federal income tax liability was $0.3 million and $2.7 million as of December 31, 2004 and 2003, respectively.

Federal income tax expense, including a $0.1 million 2004 benefit related to cumulative effect of adoption of accounting principles, for the twelve months ended December 31, 2004 and 2003 and the three months ended December 31, 2002 was as follows:

(IN MILLIONS)                                                 2004   2003    2002
-------------                                                 ----   -----   ----
Current.....................................................  $0.7   $ 3.3   $1.8
Deferred....................................................   4.1    (0.1)    --
                                                              ----   -----   ----
                                                              $4.8   $ 3.2   $1.8
                                                              ====   =====   ====

Total federal income tax expense for the twelve months ended December 31, 2004 and 2003 and three months ended December 31, 2002 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense as follows:

                                           2004            2003            2002
(IN MILLIONS)                             AMOUNT    %     AMOUNT    %     AMOUNT    %
-------------                             ------   ----   ------   ----   ------   ----
Computed (expected) tax expense.........   $4.7    35.0   $ 4.3    35.0   $ 1.4    35.0
Tax exempt interest and dividends
  received deduction....................     --      --    (1.1)   (9.2)   (0.2)   (5.0)
Other, net..............................    0.1     0.8      --      --     0.6    15.0
                                           ----    ----   -----    ----   -----    ----
  Total (effective rate of each year)...   $4.8    35.8   $ 3.2    25.8   $ 1.8    45.0
                                           ====    ====   =====    ====   =====    ====

The federal income tax paid (refunded) during the twelve months ended December 31, 2004 and 2003 was $2.7 million and ($0.7) million, respectively and $0 million for the three months ended December 31, 2002.

Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2.0 million. The Company has no present plans to make any distributions that would subject the Account to current taxation.

(8) COMPREHENSIVE INCOME (LOSS)

Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale. The related before and after federal income tax amounts for the twelve months ended December 31, 2004 and 2003 and the three months ended December 31, 2002 were as follows:

(IN MILLIONS)                                                 2004    2003    2002
-------------                                                 -----   -----   -----
Unrealized gains (losses) on securities available-for-sale
  arising during the period:
  Gross.....................................................  $ 0.8   $ 2.5   $ 4.9
  Adjustment to VOBA........................................    1.0     0.5    (2.7)
  Adjustment to policy acquisition costs....................   (0.1)    0.1      --
  Adjustment to future policy benefits and claims...........    0.7    (2.4)     --
  Related federal income tax expense........................   (0.8)   (0.3)   (0.8)
                                                              -----   -----   -----
     Net unrealized gains...................................    1.6     0.4     1.4
                                                              -----   -----   -----
Reclassification adjustment for net (gains) losses on
  securities available-for-sale realized during the period:
  Gross.....................................................   (1.2)   (2.8)    0.1
  Related federal income tax benefit (expense)..............    0.4     1.0      --
                                                              -----   -----   -----
     Net reclassification adjustment........................   (0.8)   (1.8)    0.1
                                                              -----   -----   -----
Other comprehensive income (loss) on securities
  available-for-sale........................................  $ 0.8   $(1.4)  $ 1.5
                                                              =====   =====   =====

(9) FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. For this reason, and several others, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with risks involved, matrix pricing and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements the Company's estimate of the fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value estimates and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

     Fixed maturity and equity securities: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgaged-backed and asset-backed securities. In these cases, a separate "structured product" pricing matrix has been developed to value, as appropriate, using the same methodology described above. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified Company representatives determine the fair value using other modeling techniques, primarily using commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 78.7% of the fair values of fixed maturity securities were obtained from independent pricing services, 18.3% from the above described matrix and 3.0% from other sources.

     Mortgage loans on real estate, net: The fair value of mortgage loans on real estate are estimated using discounted cash flow analyses based on using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent.

     Policy loans, short-term investments and cash: Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. The carrying amounts reported in the balance sheets for these instruments approximate their fair value.

     Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices of underlying securities. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

     Investment contracts: For investment contracts without defined maturities, fair values are the amounts payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

     Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance, supplementary contracts and health insurance for which the estimated fair value is the amount payable on demand.

     Individual annuities and supplementary contracts: The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

     Policyholder Dividends and Accumulations: The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest.

     Collateral received -- securities lending: The carrying amounts reported in the balance sheets for these instruments approximate their fair value.

Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31, 2004 and 2003:

                                                  2004        2004        2003        2003
                                                CARRYING   ESTIMATED    CARRYING   ESTIMATED
(IN MILLIONS)                                    AMOUNT    FAIR VALUE    AMOUNT    FAIR VALUE
-------------                                   --------   ----------   --------   ----------
ASSETS
  Investments:
     Securities available-for-sale:
       Fixed maturity securities..............   319.2       319.2       $333.7      $333.7
       Equity securities......................     1.1         1.1          4.4         4.4
     Mortgage loans on real estate, net.......    68.8        69.1         67.3        68.6
     Policy loans.............................    12.9        12.9         12.9        12.9
     Short-term investments...................    13.5        13.5           --          --
  Assets held in separate accounts............   639.5       639.5        700.8       700.8

LIABILITIES
  Investment contracts........................   308.6       294.1        336.1       315.4
  Policy reserves on life insurance
     contracts................................    88.4        80.3         89.7        65.5
  Collateral received -- securities lending...     5.6         5.6           --          --
  Liabilities related to separate accounts....   639.5       598.8        700.8       664.9

(10) RISK DISCLOSURES

The following is a description of the most significant risks facing the Company and how it mitigates those risks:

     Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company's current and expected future capital position.

     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

     Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans, to provide funding for other long term investments and to purchase fixed maturity securities. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contracts. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. The Company had no commitments on mortgage loans on real estate extending into 2005 that were outstanding as of December 31, 2004. The Company also had no commitments to purchase fixed maturity securities outstanding and no outstanding limited partnership commitments as of December 31, 2004.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2004, 85.1% (81.6% as of December 31, 2003) of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB claims, which may require the Company to accelerate the amortization of VOBA and DAC.

     The Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value, which could result in additional GMDB claims. As of December 31, 2004, the net amount at risk, defined as the excess of the death benefit over the account value, was $30.4 million before reinsurance and $8.4 million net of reinsurance. As of December 31, 2004, the Company's reserve for GMDB claims was $0.2 million. As of December 31, 2003, the Company had no reserve for GMDB claims.

     Significant Concentrations of Credit Risk: The Company grants commercial mortgage loans on real estate to customers throughout the U.S. The Company has a diversified portfolio with no more than 20.5% (18.5% in 2003) in any geographic area and no more than 9.4% (5.0% in 2003) with any one borrower as of December 31, 2004. As of December 31, 2004, 29.2% (36.8% in 2003) of
     the carrying value of the Company's commercial mortgage loan portfolio financed industrial properties (office properties in 2003).

     Significant Business Concentrations: As of December 31, 2004, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

     Reinsurance: In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1.5 million on any single life.

     Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

     The tables below highlight the amounts shown in the accompanying financial statements and other information that are net of reinsurance activity (in millions):

                                                        CEDED TO     ASSUMED
                                              GROSS       OTHER     FROM OTHER     NET
                                              AMOUNT    COMPANIES   COMPANIES     AMOUNT
                                             --------   ---------   ----------   --------
FOR THE YEAR ENDED
DECEMBER 31, 2004:
Life insurance in force....................  $5,473.7   $2,793.0      $87.4      $2,768.1
                                             ========   ========      =====      ========
Life insurance premiums....................  $   11.0   $    5.4      $  --      $    5.6
                                             ========   ========      =====      ========
FOR THE YEAR ENDED
DECEMBER 31, 2003:
Life insurance in force....................  $5,215.1   $2,423.9      $57.5      $2,848.7
                                             ========   ========      =====      ========
Life insurance premiums....................  $    9.9   $    5.7      $ 0.1      $    4.3
                                             ========   ========      =====      ========
FOR THE THREE MONTHS ENDED
DECEMBER 31, 2002:
Life insurance in force....................  $4,961.6   $2,106.4      $18.6      $2,873.8
                                             ========   ========      =====      ========
Life insurance premiums....................  $    3.3   $    0.8      $  --      $    2.5
                                             ========   ========      =====      ========

     Collateral -- Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term. Securities on loan as of December 31, 2004 were $5.5 million.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

The State of Delaware, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for the period presented herein.

The statutory capital and surplus of the Company as of December 31, 2004 and 2003 was $54.5 million and $46.3 million, respectively. The statutory net income
(loss) of the Company for the twelve months ended December 31, 2004 and 2003 and the three months ended December 31, 2002 was $12.1 million, $10.0 million and $(0.5) million, respectively.

Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval. The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future. As of December 31, 2004, the maximum dividend, which could be declared or paid by the Company in 2004 was $4.6 million without written approval from the Delaware Commissioner of Insurance.

(12) RELATED PARTY TRANSACTIONS

Pursuant to a cost sharing agreement among Nationwide Mutual Insurance Company
(NMIC) and certain of its direct and indirect subsidiaries, including the Company, NMIC, NLICA and NFS, a subsidiary of NMIC, provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the twelve months ended December 31, 2004 and 2003 and three months ended December 31, 2002, the Company incurred expenses related to these cost sharing agreements with NLICA, NMIC, NFS and Nationwide Services Company LLC totaling $10.4 million, $9.0 million and $2.9 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

Approximately $97.6 million of the proceeds from sale of available-for-sale securities and $1.8 million of gross realized gains for the twelve months ended December 31, 2004 related to intercompany fixed maturity sales to Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company.

The contractual obligations under the Company's SPDA contracts in force and issued before September 1, 1988 are guaranteed by NLICA. Total SPDA contracts affected by this guarantee in force at December 31, 2004 and 2003 approximated $44.2 million and $49.4 million, respectively.

(13) CONTINGENCIES

Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the Company's financial position or results of operations.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by regulatory agencies and state attorneys general with respect to market timing and late trading matters, and is cooperating and responding to such inquiries.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, the Company's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations. These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies.

Various litigation, claims and assessments against the Company may arise in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes will not have a material adverse effect on the Company's financial position or its results of operations.

There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(14) SEGMENT INFORMATION

The Company uses differences in products as the basis for defining its reportable segments. The Company reports two product segments: Individual Investments and Insurance Protection.

The Individual Investments segment consists of fixed and variable products no longer marketed by the Company. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

The Insurance Protection segment markets traditional and variable life insurance products and maintains a block of direct response-marketed life and health insurance products. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the two product segments and unallocated expenses. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments.

The following tables summarize the financial results of the Company's business segments for the twelve months ended December 31, 2004 and 2003 and the three months ended December 31, 2002.

                                                     INDIVIDUAL    INSURANCE
(IN MILLIONS)                                        INVESTMENTS   PROTECTION   CORPORATE    TOTAL
-------------                                        -----------   ----------   ---------   --------
YEAR ENDED DECEMBER 31, 2004
Net investment income..............................    $ 16.8        $  2.3       $ 0.4     $   19.5
Other operating revenue............................      10.3          22.7          --         33.0
                                                       ------        ------       -----     --------
  Total operating revenue..........................      27.1          25.0         0.4         52.5
                                                       ------        ------       -----     --------
Interest credited to policyholder account
  balances.........................................      11.5           0.9          --         12.4
Amortization of DAC................................        --           3.1          --          3.1
Amortization of VOBA...............................       3.3           1.9          --          5.2
Other benefits and expenses........................       3.5          14.7          --         18.2
                                                       ------        ------       -----     --------
  Total benefits and expenses......................      18.3          20.6          --         38.9
                                                       ------        ------       -----     --------
Operating income before federal income tax
  expense..........................................       8.8           4.4         0.4         13.6
Net realized gains on investments..................        --            --          --           --
                                                       ------        ------       -----     --------
Income before federal income tax expense...........    $  8.8        $  4.4       $ 0.4     $   13.6
                                                       ======        ======       =====     ========
Assets as of December 31, 2004.....................    $810.5        $300.9       $37.3     $1,148.7
                                                       ======        ======       =====     ========

                                                      INDIVIDUAL    INSURANCE    CORPORATE
                                                      INVESTMENTS   PROTECTION    & OTHER     TOTAL
                                                      -----------   ----------   ---------   --------
YEAR ENDED DECEMBER 31, 2003
Net investment income...............................    $ 17.8        $  2.3       $ 0.4     $   20.5
Other operating revenue.............................      10.7          21.9          --         32.6
                                                        ------        ------       -----     --------
  Total operating revenue...........................      28.5          24.2         0.4         53.1
                                                        ------        ------       -----     --------
Interest credited to policyholder account
  balances..........................................      12.7           0.9          --         13.6
Amortization of DAC.................................        --           2.8          --          2.8
Amortization of VOBA................................       3.8           4.2          --          8.0
Other benefits and expenses.........................       5.3          14.6          --         19.9
                                                        ------        ------       -----     --------
  Total benefits and expenses.......................      21.8          22.5          --         44.3
                                                        ------        ------       -----     --------
Operating income before federal income tax
  expense...........................................       6.7           1.7         0.4          8.8
Net realized gains on investments...................        --            --         3.4          3.4
                                                        ------        ------       -----     --------
Income before federal income tax expense............    $  6.7        $  1.7       $ 3.8     $   12.2
                                                        ======        ======       =====     ========
Assets as of December 31, 2003......................    $926.8        $270.9       $14.2     $1,211.9
                                                        ======        ======       =====     ========
THREE MONTHS ENDED DECEMBER 31, 2002
Net investment income...............................    $  4.9        $  0.6       $ 0.1     $    5.6
Other operating revenue.............................       2.8           7.0          --          9.8
                                                        ------        ------       -----     --------
  Total operating revenue...........................       7.7           7.6         0.1         15.4
                                                        ------        ------       -----     --------
Interest credited to policyholder account
  balances..........................................       3.0           0.2          --          3.2
Amortization of DAC.................................        --           0.8          --          0.8
Amortization of VOBA................................       2.1            --          --          2.1
Other benefits and expenses.........................       0.9           4.2          --          5.1
                                                        ------        ------       -----     --------
  Total benefits and expenses.......................       6.0           5.2          --         11.2
                                                        ------        ------       -----     --------
Operating income before federal income tax
  expense...........................................       1.7           2.4         0.1          4.2
Net realized losses on investments..................        --            --        (0.2)        (0.2)
                                                        ------        ------       -----     --------
Income (loss) before federal income tax expense.....    $  1.7        $  2.4       $(0.1)    $    4.0
                                                        ======        ======       =====     ========
Assets as of December 31, 2002......................    $953.2        $240.3       $12.5     $1,206.0
                                                        ======        ======       =====     ========

The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

(15) VARIABLE ANNUITY CONTRACTS

The Company maintains traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also maintains non-traditional variable annuity contracts in which the Company provides a guarantee to benefit the related contract holders or GMDB. The GMDB provides a specified minimum return upon death. The Company offers four primary GMDB types:

     - Return of premium -- provides the greater of account value or total deposits made to the contract less any partial withdrawals.

     - Reset -- provides the greater of a return of premium death benefit or the anniversary (generally the sixth or eighth year) account value adjusted for withdrawals.

     - Ratchet -- provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:
       monthaversary -- evaluated monthly; annual -- evaluated annually; and five-year -- evaluated every fifth year.

     - Rollup -- provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 74 or 200% of adjusted premiums.

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:

                                        DECEMBER 31, 2004                     DECEMBER 31, 2003
                               -----------------------------------   -----------------------------------
                               ACCOUNT   NET AMOUNT    WTD. AVG.     ACCOUNT   NET AMOUNT    WTD. AVG.
(IN MILLIONS)                   VALUE    AT RISK(1)   ATTAINED AGE    VALUE    AT RISK(1)   ATTAINED AGE
-------------                  -------   ----------   ------------   -------   ----------   ------------
GMDB:
  Return of premium..........  $  4.2       $0.0           61        $  4.4      $ 0.0           61
  Reset......................   224.8        4.8           60         271.5       10.0           60
  Ratchet....................   209.5        3.5           56         238.8        5.9           55
  Roll-up....................    47.9        0.1           55          56.0        0.1           54
                               ------       ----           --        ------      -----           --
     Total -- GMDB...........  $486.4       $8.4           59        $570.7      $16.0           59
                               ======       ====           ==        ======      =====           ==

---------------

(1) Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero.

Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company's general account for the year ended December 31, 2004. There was no reserve for the year ended December 31, 2003 and the three months ended December 31, 2002.

(IN MILLIONS)                                                 GMDB
-------------                                                 -----
Balance as of December 31, 2003.............................     --
  Expense provision.........................................    0.6
  Net claims paid...........................................   (0.4)
  Value of new business sold................................     --
  Change in fair value......................................     --
                                                              -----
Balance as of December 31, 2004.............................  $ 0.2
                                                              =====

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

                                                               DECEMBER 31,      DECEMBER 31,
(IN MILLIONS)                                                      2004              2003
-------------                                                 ---------------   ---------------
Mutual funds:
  Bond......................................................      $ 50.8            $ 74.6
  Domestic equity...........................................       358.0             405.5
  International equity......................................        22.1              25.2
                                                                  ------            ------
     Total mutual funds.....................................       430.9             505.3
  Money market funds........................................        26.3              36.8
                                                                  ------            ------
       Total................................................      $457.2            $542.1
                                                                  ======            ======

The Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2004 and December 31, 2003 (except where noted otherwise):

     - Data used was based on a combination of historical numbers and future projections involving 25 stochastically generated economic scenarios

     - Mean gross equity performance -- 8.1%

     - Equity volatility -- 18.7%

     - Mortality -- 100% of Annuity 2000 table

     - Asset fees -- equivalent to mutual fund and product loads

     - Discount rate -- 8.0%

                      (This page intentionally left blank)

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA
     (A WHOLLY-OWNED SUBSIDIARY OF PROVIDENT MUTUAL LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2002

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Providentmutual Life and Annuity Company of America

     We have audited the accompanying balance sheet of Providentmutual Life and Annuity Company of America as of September 30, 2002, and the related statements of operations, changes in equity, and cash flows for the nine month period ended September 30, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Providentmutual Life and Annuity Company of America as of September 30, 2002, and the results of its operations and its cash flows for the nine month period ended September 30, 2002, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Philadelphia, PA
January 28, 2003

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                                 BALANCE SHEET
                                 (IN THOUSANDS)

                                                               SEPTEMBER 30,
                                                                    2002
                                                              ----------------
ASSETS
  Investments:
     Securities available for sale, at fair value:
       Fixed maturity securities (cost: 2002-$336,639)......     $  348,611
       Equity securities (cost: 2002-$176)..................            500
     Mortgage loans.........................................         55,329
     Real estate............................................            372
     Policy loans...........................................         15,465
     Other invested assets..................................          4,213
                                                                 ----------
       Total investments....................................        424,490
                                                                 ----------
  Cash and cash equivalents.................................            633
  Premiums due..............................................            101
  Investment income due and accrued.........................          6,379
  Deferred policy acquisition costs.........................        135,557
  Reinsurance recoverable...................................          5,537
  Separate account assets...................................        671,249
  Other assets..............................................          7,285
                                                                 ----------
       Total assets.........................................     $1,251,231
                                                                 ==========

LIABILITIES
  Policy liabilities:
     Future policyholder benefits...........................     $  462,114
     Other policy obligations...............................          1,074
                                                                 ----------
       Total policy liabilities.............................        463,188
                                                                 ----------
  Payable to parent.........................................            866
  Deferred income taxes payable.............................          8,297
  Separate account liabilities..............................        671,249
  Other liabilities.........................................          2,735
                                                                 ----------
       Total liabilities....................................      1,146,335
                                                                 ----------
COMMITMENTS AND CONTINGENCIES -- NOTES 8, 9, AND 11
Equity
  Common stock, $10 par value; authorized 500 shares; issued
     and outstanding 250 shares.............................          2,500
  Contributed capital in excess of par......................         49,165
  Retained earnings.........................................         50,497
  Accumulated other comprehensive income:
     Net unrealized appreciation on securities..............          2,734
                                                                 ----------
       Total equity.........................................        104,896
                                                                 ----------
       Total liabilities and equity.........................     $1,251,231
                                                                 ==========

                See accompanying notes to financial statements.

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENT OF OPERATIONS
                                 (IN THOUSANDS)

                                                                   NINE MONTHS
                                                                      ENDED
                                                               SEPTEMBER 30, 2002
                                                              ---------------------
REVENUES
Policy and contract charges.................................        $ 21,918
Premiums....................................................           6,536
Net investment income.......................................          21,350
Other loss..................................................             (39)
Net realized losses on investments..........................         (12,004)
                                                                    --------
     Total revenues.........................................          37,761
                                                                    --------
BENEFITS AND EXPENSES
Policy and contract benefits................................           8,903
Change in future policyholder benefits......................          12,152
Commissions and operating expenses..........................          26,144
Policyholder dividends......................................             940
                                                                    --------
     Total benefits and expenses............................          48,139
                                                                    --------
       Loss before income taxes.............................         (10,378)
Income tax benefit:
  Current...................................................          (3,374)
  Deferred..................................................          (1,647)
                                                                    --------
     Total income tax benefit...............................          (5,021)
                                                                    --------
       Net loss.............................................        $ (5,357)
                                                                    ========

                See accompanying notes to financial statements.

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                         STATEMENT OF CHANGES IN EQUITY
                      NINE MONTHS ENDED SEPTEMBER 30, 2002
                                 (IN THOUSANDS)

                                                                                      NET
                                                        CONTRIBUTED                UNREALIZED
                                      COMMON            CAPITAL IN                APPRECIATION
                                      STOCK    COMMON    EXCESS OF    RETAINED   (DEPRECIATION)    TOTAL
                                      SHARES   STOCK        PAR       EARNINGS   ON SECURITIES     EQUITY
                                      ------   ------   -----------   --------   --------------   --------
Balance at January 1, 2002..........   250     $2,500     $49,165     $55,854       $(1,217)      $106,302
                                                                                                  --------
  Comprehensive income
     Net loss.......................    --        --           --      (5,357)           --         (5,357)
     Other comprehensive income, net
       of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities available for
          sale......................    --        --           --          --         3,951          3,951
                                                                                                  --------
  Total comprehensive income........                                                                (1,406)
                                       ---     ------     -------     -------       -------       --------
Balance at September 30, 2002.......   250     $2,500     $49,165     $50,497       $ 3,951       $104,896
                                       ===     ======     =======     =======       =======       ========

                See accompanying notes to financial statements.

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENT OF CASH FLOWS
                                 (IN THOUSANDS)

                                                              NINE MONTHS ENDED
                                                              SEPTEMBER 30, 2002
                                                              ------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss....................................................       $ (5,357)
Adjustments to reconcile net loss to net cash provided by
  operating activities:
  Interest credited to variable universal life and
     investment products....................................         12,873
  Amortization of deferred policy acquisition costs.........         20,707
  Capitalization of deferred policy acquisition costs.......        (12,778)
  Deferred income taxes.....................................         (1,647)
  Net realized losses on investments........................         12,004
  Change in reinsurance recoverable.........................            955
  Change in policy liabilities..............................        (14,415)
  Other, net................................................            988
                                                                   --------
     Net cash provided by operating activities..............         13,330
                                                                   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Fixed maturity securities available for sale..............          8,810
  Other invested assets.....................................            191
Proceeds from maturities of investments:
  Fixed maturity securities available for sale..............         47,617
  Mortgage loans............................................          5,598
Purchases of investments:
  Fixed maturity securities available for sale..............        (61,065)
  Other invested assets.....................................           (270)
Policy loans, net...........................................            220
                                                                   --------
     Net cash provided by investing activities..............          1,101
                                                                   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....         62,540
Variable universal life and investment product
  withdrawals...............................................        (78,917)
                                                                   --------
     Net cash used in financing activities..................        (16,377)
                                                                   --------
     Net change in cash and cash equivalents................         (1,946)
Cash and cash equivalents, beginning of period..............          2,579
                                                                   --------
Cash and cash equivalents, end of period....................       $    633
                                                                   ========
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
  Cash received during the period for income taxes..........       $ (2,790)
                                                                   ========

                See accompanying notes to financial statements.

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  BACKGROUND

Providentmutual Life and Annuity Company of America (the Company) is a stock life insurance company and a wholly-owned subsidiary of Provident Mutual Life Insurance Company (Provident Mutual).

The Company sells certain variable annuity and traditional life insurance products principally through a personal producing general agency (PPGA) and a brokerage sales force. The Company also maintains blocks of individual variable and fixed annuities. The Company is licensed to operate in 49 states and the District of Columbia, each of which has regulatory oversight. Sales in 18 states accounted for 79% of the Company's sales for the nine months ended September 30, 2002. No single producer accounted for more than 1% of the Company's sales for the nine months ended September 30, 2002. For many of the life insurance and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, selected benefit elements and policy provisions are determined by statutes and regulations in each of these states. As a result of the demutualization (see Note 13), the Company will no longer sell individual and variable annuity products as of October 1, 2002.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Certain prior year amounts have been reclassified to conform to the current year presentation.

The Company prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the deferral and subsequent amortization of policy acquisition costs, the valuation of policy reserves, the accounting for deferred income taxes, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances.

Amounts disclosed in the footnotes are denoted in thousands of dollars.

Statutory net loss was $(9,577) for the nine months ended September 30, 2002. Statutory surplus was $31,617 as of September 30, 2002.

The preparation of the accompanying financial statements in conformity with GAAP required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate, impairment losses on other investments and Federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate. The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

Invested Assets

Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at fair value. Unrealized appreciation/depreciation on these securities is recorded in accumulated other comprehensive income in equity, net of adjustments to deferred policy acquisition costs and deferred Federal income taxes.

Equity securities (common stocks) are reported at fair value. Unrealized appreciation/depreciation on these securities is recorded in accumulated other comprehensive income in equity, net of adjustments to deferred policy acquisition costs and deferred Federal income taxes.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost or cost, and by how much, specific credit issues related to the issuer and current economic conditions. Fixed maturity and equity securities that have experienced an other-than-temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are credited (charged) to operations. Reserves totaled $806 at September 30, 2002.

Policy loans are reported at unpaid principal balances.

Foreclosed real estate is carried at the lower of cost or fair value (less costs to sell), less encumbrances.

Other invested assets consist of limited partnerships and the Company's separate account seed money. The limited partnerships are carried on the equity method. The separate account seed money is carried at fair value.

Cash and cash equivalents include cash and all highly liquid investments with a maturity of three months or less when purchased.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. All other investment income is recorded on the accrual basis.

 Benefit Reserves and Policyholder Contract Deposits

  Variable Life and Investment-Type Products

     Variable life products are flexible premium variable universal life. Investment-type products consist primarily of single premium and flexible premium annuity contracts.

     Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

  Traditional Life Insurance Products

     Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, the policies provide for payment of dividends, as declared annually by the Company based on experience.

     Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 4.5%.

 Premiums, Charges and Benefits

  Variable Life and Investment-Type Products

     Revenues for variable life and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. The timing of revenue recognition as it relates to charges assessed is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the statements of operations. Expenses include interest credited to account balances and benefit payments made in excess of policy account balances. Investment performance for variable life insurance policies and variable annuity contracts is credited to the account balance based on the investment performance of separate accounts chosen by the policyholder/contractowner. For other policies, the account balances were credited interest at rates that ranged from 3.0% to 10.0% for the 2002 period.

  Traditional Life Insurance

     Premiums for individual life policies are recognized when due.

     Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs. Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except acquisition costs deferred) are charged to income as incurred.

Deferred Policy Acquisition Costs

The costs of acquiring business that vary with and are directly related to the production of new business have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average expected investment yields, before realized capital gains and losses, in the calculation of expected gross margins is 7.8%. Deferred policy acquisition costs on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue.

Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies. Financial market growth rates anticipated in the calculation of expected gross profits are based on a long-term mean currently estimated at 8.3%. The Company's most recent and prospective five-year average growth rate is 8.3%.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains and losses is recognized through an offset to accumulated other comprehensive income as of the balance sheet date.

Capital Gains and Losses

Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other-than-temporary.

Policyholder Dividends

Annually, the Board of Directors declares the amount of dividends to be paid to participating policyholders in the following calendar year. Dividends are earned by the policyholders ratably over the policy year. Dividends are included in the accompanying financial statements as a liability and as a charge to operations. Participating life insurance in force was 8% of face value of total life insurance in force at September 30, 2002.

Reinsurance

Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances. Assets and liabilities related to reinsurance are reported on a gross basis.

Separate Accounts

Separate account assets and liabilities reflect segregated funds administered and invested by the Company for the benefit of variable annuity contractowners and variable life insurance policyholders.

The contractowners/policyholders bear the investment risk on separate account assets except in instances where the Company guarantees a fixed return and on the Company's seed money. The separate account assets are carried at fair value. The activity of the separate accounts is not reflected in the statement of operations and cash flows except for the fees the Company receives.

Federal Income Taxes

The Company is included in a consolidated Federal income tax return with Provident Mutual. The tax liability is accrued on a separate company basis, adjusted for an allocation of an equity tax from Provident Mutual. The Company provides for Federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for Federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for Federal income taxes recorded in the financial statements.

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

New Accounting Pronouncements

In November 2002, the Financial Accounting Standards Board (FASB) issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees -- an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34" (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, "Disclosure of Indirect Guarantees of Indebtedness of Others" has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 is not expected to have a material impact on the financial position or results of operations of the Company.

In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 is effective for exit or disposal activities that are initiated after December 31, 2002. Adoption of SFAS 146 is not expected to have a material impact on the financial position or results of operations of the Company.

In April 2002, the FASB issued SFAS No. 145, "Rescission of FASB Statements Nos. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections" (SFAS 145). SFAS 145 was effective for fiscal years beginning after May 15, 2002. The Company adopted SFAS 145 on April 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

In October 2001, the FASB issued SFAS No. 144, "Accounting for Impairment or Disposal of Long-Lived Assets" (SFAS 144). SFAS 144 supersedes SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of" (SFAS 121), and APB Opinion No. 30, "Reporting the Results of Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" (APB
30). SFAS 144 carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The Company adopted SFAS 144 on January 1, 2002. The adoption of SFAS 144 did not have a material impact on the financial position and results of operations of the Company.

In July 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, "Intangible Assets" (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002. The adoption of SFAS 142 did not have any impact on the financial position or results of operations of the Company.

In July 2001, the FASB issued SFAS No. 141, "Business Combinations" (SFAS 141). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The use of the pooling-of-interests method has been prohibited.

In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 requires that all derivatives be recorded at fair value in the balance sheet as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of SFAS No. 133", which changed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138 "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended the accounting and reporting standards of SFAS No. 133 for certain derivative instruments and certain hedging activities effective for fiscal years beginning after June 15, 2000. There was no impact as a result of the adoption of SFAS 133 on the financial statements other than reclassification of securities from "held to maturity" to "available for sale".

In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). The Company adopted EITF 99-20 on January 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. Adoption of EITF 99-20 did not have a material effect on the Company.

3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the fair values and carrying values of the Company's financial instruments at September 30, 2002:

                                                               SEPTEMBER 30, 2002
                                                              ---------------------
                                                                           CARRYING
                                                              FAIR VALUE    VALUE
                                                              ----------   --------
ASSETS
Investments available for sale:
  Fixed maturity securities.................................   $348,611    $348,611
  Equity securities.........................................   $    500    $    500
Mortgage loans..............................................   $ 61,145    $ 55,329

LIABILITIES FOR INVESTMENT-TYPE INSURANCE CONTRACTS
Supplementary contracts without life contingencies..........   $  7,905    $  7,501
Individual annuities........................................   $888,524    $903,163

The underlying investment risk of the Company's variable life insurance policies and variable annuity contracts is assumed by the policyholders/contractowners. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

Investment Securities

Bonds and common stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 4).

Mortgage Loans

Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the fair value of the underlying property.

Policy Loans

Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed interest rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

Individual Annuities and Supplementary Contracts

The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

Policyholder Dividends and Accumulations

The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

4.  INVESTMENTS

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of investments in fixed maturity securities and equity securities as of September 30, 2002 are as follows:

                                                                    SEPTEMBER 30, 2002
                                                     ------------------------------------------------
                                                                   GROSS        GROSS
                                                     AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
AVAILABLE FOR SALE                                     COST        GAINS        LOSSES     FAIR VALUE
------------------                                   ---------   ----------   ----------   ----------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies.............  $  5,765     $   977           --      $  6,742
Obligations of states and political subdivisions...       537          44           --           581
Corporate securities...............................   310,807      16,157       $5,905       321,059
Mortgage-backed securities.........................    19,530         699           --        20,229
                                                     --------     -------       ------      --------
  Subtotal -- fixed maturities.....................   336,639      17,877        5,905       348,611
Equity securities..................................       176         324           --           500
                                                     --------     -------       ------      --------
  Total............................................  $336,815     $18,201       $5,905      $349,111
                                                     ========     =======       ======      ========

The amortized cost and estimated fair value of fixed maturity securities at September 30, 2002, by contractual maturity, are as follows:

                                                              AMORTIZED   ESTIMATED
AVAILABLE FOR SALE                                              COST      FAIR VALUE
------------------                                            ---------   ----------
Due in one year or less.....................................  $ 63,612     $ 63,454
Due after one year through five years.......................   138,074      142,004
Due after five years through ten years......................    75,592       80,565
Due after ten years.........................................    59,361       62,588
                                                              --------     --------
     Total..................................................  $336,639     $348,611
                                                              ========     ========

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

Realized (losses) gains on investments for the nine months ended September 30, 2002 are summarized as follows:

                                                                2002
                                                              --------
Fixed maturities............................................  $(10,456)
Real estate.................................................      (284)
Mortgage loans..............................................        38
Other invested assets.......................................    (1,302)
                                                              --------
                                                              $(12,004)
                                                              ========

Realized losses due to other-than-temporary declines of fair value on fixed maturities were $9,715 for the nine months ended September 30, 2002.

Proceeds from the sale of securities available for sale during the nine months ended September 30, 2002 were $8,810. Gross gains of $328 were realized on sales of fixed maturities in the nine months ended September 30, 2002.

Net unrealized (depreciation) appreciation on available for sale securities as of September 30, 2002 is summarized as follows:

                                                               2002
                                                              -------
Net unrealized appreciation (depreciation):
  Fixed maturities..........................................  $11,972
  Equities..................................................      324
  Separate account seed money...............................   (1,190)
                                                              -------
                                                               11,106
  Adjustment to deferred policy acquisition costs...........   (5,375)
  Adjustment to future policyholder benefits................   (1,526)
  Deferred Federal income taxes.............................   (1,471)
                                                              -------
Net unrealized appreciation.................................  $ 2,734
                                                              =======

Net investment income, by type of investment, is as follows for the nine months ended September 30, 2002:

                                                               2002
                                                              -------
Gross investment income:
Fixed maturities:
  Available for sale........................................  $17,674
Mortgage loans..............................................    3,593
Policy loans................................................      567
Cash and cash equivalents...................................      138
Other, net..................................................       (4)
                                                              -------
                                                               21,968
Less investment expenses....................................     (618)
                                                              -------
Net investment income.......................................  $21,350
                                                              =======

There were $6,695 of fixed maturity securities as of September 30, 2002 that were on deposit with various regulatory agencies as required by law.

5.  MORTGAGE LOANS

The carrying value of impaired loans at September 30, 2002 was $694, which was net of reserves of $16. A reconciliation of the reserve balance, including general reserves, for mortgage loans for the nine months ended September 30, 2002 is as follows:

                                                              2002
                                                              ----
Balance at January 1........................................  $845
Provision, net of recoveries................................   (39)
                                                              ----
Balance at end of period....................................  $806
                                                              ====

The average recorded investment in impaired loans was $470 as of September 30, 2002. Interest income recognized on impaired loans during the nine months ended September 30, 2002 was $46. All interest income on impaired loans was recognized on the cash basis.

6.  REAL ESTATE

Real estate totaled $372 as of September 30, 2002. There was no depreciation expense for the nine months ended September 30, 2002. Fair value writedowns were $284 in 2002.

7.  DEFERRED POLICY ACQUISITION COSTS

A reconciliation of the deferred policy acquisition cost (DAC) asset for the nine months ended September 30, 2002 is as follows:

                                                                2002
                                                              --------
Balance at January 1,.......................................  $149,500
Expenses deferred...........................................    12,778
Amortization of DAC.........................................   (20,707)
Effect on DAC from unrealized (gains) losses................    (6,014)
                                                              --------
Balance at end of period....................................  $135,557
                                                              ========

As part of its DAC unlocking, the Company uses a mean reversion process in the determination of the short-term growth rates for the separate account assets supporting its variable products. Due to the sustained downturn in the equity markets and our perception that the public's confidence in the equity markets has decreased, we no longer believe that it is prudent to assume our separate account assets will grow in the short-term at a rate that is in excess of our long-term growth assumption. Accordingly, the Company unlocked its DAC assumptions for individual variable life and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable life for the reversion period, the Company unlocked that assumption for all variable products to be consistent across product lines.

In the third quarter of 2002, the Company recorded an acceleration of DAC amortization totaling $10.7 million, before tax, or $7.0 million, net of $3.7 million of Federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Insurance Protection -- $1.3 million and Asset Accumulation -- $5.7 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable life insurance products. The most significant assumption changes were the resetting of the Company's assumption for separate account net growth to a long-term growth rate for all future years that reflected our current mix of assets and current estimates of the associated growth rates net of charges by the fund managers. These adjustments were primarily driven by the sustained downturn in the equity markets. In addition, we reflected new, lower mortality assumptions for the variable life insurance business, which tempered the effect of changing the long-term growth rates.

8.  FEDERAL INCOME TAXES

The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax loss as follows:

                                                                   NINE MONTHS
                                                                      ENDED
                                                               SEPTEMBER 30, 2002
                                                              ---------------------
Federal income tax at statutory rate of 35%.................         $(3,632)
  True down of prior years' equity tax......................            (751)
  Dividend received deduction...............................            (638)
                                                                     -------
Benefit for Federal income tax from operations..............         $(5,021)
                                                                     =======

Components of the Company's net deferred income tax liability are as follows at September 30, 2002:

                                                               2002
                                                              -------
DEFERRED TAX LIABILITY
Deferred policy acquisition costs...........................  $39,179
Net unrealized gain on available for sale securities........    4,304
Other.......................................................    1,032
                                                              -------
  Total deferred tax liability..............................   44,515
                                                              -------
DEFERRED TAX ASSET
Reserves....................................................   29,076
Invested assets.............................................    6,900
Policyholder dividends......................................      242
                                                              -------
  Total deferred tax asset..................................   36,218
                                                              -------
Net deferred tax liability..................................  $ 8,297
                                                              =======

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of Federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. Upon review of the deferred tax assets, no valuation allowance was established in 2002.

Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2,037. The Company has no present plans to make any distributions that would subject the Account to current taxation.

The Company's Federal income tax returns have been audited through 1995. All years through 1985 are closed. Years 1986 through 1995 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1996 and subsequent remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

9.  REINSURANCE

In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1,500 on any single life.

Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

The table below highlights the amounts shown in the accompanying financial statements, which are net of reinsurance activity:

                                                              CEDED TO     ASSUMED
                                                  GROSS        OTHER      FROM OTHER      NET
                                                  AMOUNT     COMPANIES    COMPANIES      AMOUNT
                                                ----------   ----------   ----------   ----------
SEPTEMBER 30, 2002:
Life insurance in force.......................  $4,901,151   $3,008,735    $11,211     $1,903,627
                                                ==========   ==========    =======     ==========
Premiums......................................  $    7,732   $    1,322    $   126     $    6,536
                                                ==========   ==========    =======     ==========
Future policyholder benefits..................  $  461,004   $    5,537    $ 1,110     $  456,577
                                                ==========   ==========    =======     ==========

A coinsurance agreement exists between Provident Mutual and the Company with respect to annuities. Prior to 1992, the agreement covered single premium deferred annuities (SPDA) issued after 1984. The agreement was amended in 1992 to include single premium immediate annuities and supplementary contracts. Pursuant to this agreement, the Company has no reinsurance recoverables at September 30, 2002. Deposits ceded for the nine months ended September 30, 2002 were $85.

Approximately $2,829,112 of the Company's life insurance in force is ceded to Provident Mutual under two reinsurance agreements and a modified coinsurance agreement at September 30, 2002. Premiums and deposits ceded were $2,500 for the nine months ended September 30, 2002. Reinsurance recoverables at September 30, 2002 were $208.

10.  RELATED PARTY TRANSACTIONS

Provident Mutual and its subsidiaries provide certain investment and administrative services to the Company. Generally, fees for these services are based on an allocation of costs upon either a specific identification basis or a proportional cost allocation basis which management believes to be reasonable. These costs include direct salaries and related benefits, including pension and other postretirement benefits as well as overhead costs. These costs were $10,466 for the nine months ended September 30, 2002.

The contractual obligations under the Company's SPDA contracts in force and issued before September 1, 1988 are guaranteed by Provident Mutual. Total SPDA contracts affected by this guarantee in force at September 30, 2002 approximated $56,480.

11.  COMMITMENTS AND CONTINGENCIES

Financial Instruments With Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in mortgage loans, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the accompanying balance sheet.

At September 30, 2002, the Company had outstanding limited partnership commitments of approximately $588. The Company had no outstanding mortgage loan commitments as of September 30, 2002.

Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. There were no securities lending positions at September 30, 2002.

Investment Portfolio Credit Risk

  Bonds

     The Company's bond investment portfolio is predominately comprised of investment grade securities. At September 30, 2002, carrying value of approximately $37,562, in debt security investments (10.7% of the total debt security portfolio) were considered "below investment grade." Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

     Debt security investments with a carrying value at September 30, 2002 of $2,311 were non-income producing for the nine months ended September 30, 2002. Foregone interest related to non-income producing debt security investments totaled $495 for the for the nine months ended September 30, 2002.

     The Company's debt security investments did not exceed 8% of total assets in any industry at September 30, 2002.

  Mortgage Loans

     The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

     At September 30, 2002, there were no delinquent mortgage loans (i.e., a loan where payments on principal and/or interest are over 90 days past due). Foregone interest related to loans in default totaled $25 for the nine months ended September 30, 2002.

     The Company had no loans in any state where principal balances in the aggregate exceeded 20% of the Company's equity.

Risk-Based Capital

The State of Delaware, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for the periods presented herein.

Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval.

Litigation and Unasserted Claims

Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the Company's financial position or its results of operations.

Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes will not have a material adverse effect on the Company's financial position or its results of operations.

12.  COMPREHENSIVE INCOME

The components of other comprehensive income are as follows:

                                                    BEFORE TAX   TAX (EXPENSE)   NET OF TAX
                                                      AMOUNT        BENEFIT        AMOUNT
                                                    ----------   -------------   ----------
Nine Months Ended September 30, 2002
  Net unrealized (depreciation) appreciation on
     securities available for sale, DAC and
     reserves.....................................   $(5,926)       $ 2,074       $(3,852)
     Less: reclassification adjustment for losses
       realized in net income (loss)..............    12,004         (4,201)        7,803
                                                     -------        -------       -------
  Net change in unrealized (depreciation)
     appreciation on securities available for
     sale, net of shadow DAC and reserves.........   $ 6,078        $(2,127)      $ 3,951
                                                     =======        =======       =======

13.  SUBSEQUENT EVENT -- SPONSORED DEMUTUALIZATION

On October 1, 2002, pursuant to a sponsored demutualization, through a series of transactions described below, Provident Mutual became a wholly-owned subsidiary of Nationwide Financial Services, Inc. (Nationwide Financial) and changed its name to Nationwide Life Insurance Company of America (NLICA). Simultaneously, the Company changed its name to Nationwide Life and Annuity Company of America.

The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock insurance company, NLICA, in a process known as a demutualization and then Eagle Acquisition Corporation, a wholly-owned subsidiary of Nationwide Financial formed solely for the purposes of this transaction, merged with and into NLICA, with NLICA surviving as a wholly-owned subsidiary of Nationwide Financial. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act.

On the date of the transaction, policyholder membership interests in Provident Mutual were extinguished and eligible policyholders collectively received 31.8 million shares of Nationwide Financial Class A common stock, cash totaling $223.5 million, and increases in their policy values in the form of policy credits totaling $48.0 million. Provident Mutual funded approximately $62.3 million of the aggregate purchase price in the form of cash and policy credits.

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements

     All required financial statements are included in Part A and Part B of this Registration Statement.

(b)  Exhibits

              (1) Resolution of the Board of Directors of Providentmutual Life
                  and Annuity Company of America authorizing establishment of the Providentmutual Variable Annuity Separate Account dated November 20, 1991. Incorporated herein by reference to post-effective amendment No. 8 to this Registration Statement filed on April 25, 2000, File No. 33-65512.

             (2)  Not applicable.

             (3) Form of Underwriting Agreement among Providentmutual Life and Annuity Company of America, PML Securities, Inc. and the Providentmutual Variable Annuity Separate Account. Incorporated herein by reference to post-effective amendment No. 5, filed on May 1, 1998, File No. 33-65512. Form of Selling Agreement between PML Securities, Inc. and Sentinel Financial Services Company. Incorporated herein by reference to post-effective amendment No. 5, filed on May 1, 1998, File No. 33-65512.

              (4) Form of variable annuity contract and riders. Incorporated herein by reference to post-effective amendment No. 5, filed on May 1, 1998, File No. 33-65512.

              (5) Form of application. Incorporated herein by reference to post-effective amendment No. 5, filed on May 1, 1998, File No. 33-65512.

              (6) Restated Certificate of Incorporation of Providentmutual Life
                  and Annuity Company of America. Incorporated herein by reference to post-effective amendment No. 5, filed on May 1, 1998, File No. 33-65512. By-Laws of Providentmutual Life and Annuity Company of America. Incorporated herein by reference to post-effective amendment No. 5, filed on May 1, 1998, File No. 33-65512. Charter of Nationwide Life Insurance Company of America. Incorporated herein by reference to pre-effective amendment No. 1 to the Form N-6 registration statement, filed on December 16, 2002, File No. 333-98631.

              (7) Not applicable.

              (8) Not applicable.

              (9) Opinion and Consent of James Bernstein, Esquire. Incorporated
                  herein by reference to post-effective amendment No. 9 to this Registration Statement filed on April 26, 2001, File No. 33-65512.

              (10)Not applicable.

              (11)Not applicable.

              (12)Not applicable.

Item 25. Directors and Officers of the Depositor


     W. G. Jurgensen, Chairperson of the Board and Chief Executive Officer
     Mark R. Thresher, Vice Chairperson of the Board
     Peter A. Golato, Director and President
     Patricia R. Hatler, Executive Vice President, General Counsel and Assistant
          Secretary
     Terri L. Hill, Executive Vice President
     James D. Benson, Senior Vice President and Treasurer*
     M. Eileen Kennedy, Director and Assistant Treasurer
     Brian W. Nocco, Senior Vice President and Assistant Treasurer
     Denise Sortino, Senior Vice President-Information Technology**
     Thomas E. Barnes, Vice President and Secretary
     Richard A. Karas, Director
     Robert A. Rosholt, Director
     R. Clay Thompson, Director

     Principal business address is One Nationwide Plaza, Columbus, OH 43215 unless otherwise noted.
    *Principal business address is1000 Chesterbrook Boulevard,
     Berwyn, PA 19312-1181.
   **Principal business address is 300 Continental Drive, Newark, DE 19713.

Item 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR
            OR REGISTRANT.
          * Subsidiaries for which separate financial statements are filed ** Subsidiaries included in the respective consolidated financial statements
        *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
       **** Other subsidiaries

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                           The company was formerly registered as an investment
                                                                               advisor and is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                           The company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company*      Pennsylvania                           The company is registered as a broker-dealer and
                                                                               investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                          The company was established to grant proper licensing
  Massachusetts, Inc.                                                          to Provident Mutual Life Insurance Company (n.k.a.
                                                                               Nationwide Life Insurance Company of America)
                                                                               affiliates in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                  The company was established to grant proper licensing
                                                                               to former Provident Mutual Life Insurance Company
                                                                               (n.k.a. Nationwide Life Insurance Company of America)
                                                                               affiliates in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                  The company is an investment advisor registered with
                                                                               the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.*     Texas                                  The company is a broker-dealer registered with the
                                                                               National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance, Ltd.                Turks & Caicos                         The company is in the business of reinsurance of
                                        Islands                                mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                   The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                   The company provides general printing services to its
                                                                               affiliated companies as well as to unaffiliated
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                   The  company acts as a general agent and surplus
                                                                               lines broker for property and casualty insurance
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                   The company is a property and casualty insurance
                                                                               holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                   The company engages in the direct marketing of
  Company                                                                      property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                   The company underwrites general property and casualty
  Insurance Company                                                            insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                  The company acts as a managing general agent to place
                                                                               personal and commercial automobile insurance with
                                                                               Colonial County Mutual Insurance Company for the
                                                                               independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                   The company engages in promoting, extending, and
                                                                               strengthening cooperative insurance organizations
                                                                               throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                   The company underwrites general property and
                                                                               casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


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     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                The company is an underwriting manager for ocean
                                                                               cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings plc*        England and Wales                      The company is a holding company of a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                         The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Pro Holding, Inc.             Delaware                               The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Professional Advisors, Inc.   Delaware                               The company provides training and financial support
                                                                               for certain financial services firms.  The company
                                                                               also provides financial services support through a
                                                                               broker-dealer subsidiary, an investment advisor
                                                                               subsidiary and an insurance agency subsidiary.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Advisory Services, Inc.       Delaware                               The company is an investment advisor that is
                                                                               registered in the State of Minnesota.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Brokerage Services, Inc.*     Delaware                               The company is a registered broker-dealer that
                                                                               conducts a general securities business.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Insurance Agency Services,    Delaware                               The company is a licensed insurance agency that sells
  Inc.                                                                         and services insurance products for financial
                                                                               services firms that have contractual agreements with
                                                                               its parent company, Capital Professional Advisors,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                  The company underwrites non-standard automobile and
  Company*                                                                     motorcycle insurance and other various commercial
                                                                               liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                               The company is an insurance agency that sells and
                                                                               services commercial insurance.  The company also
                                                                               provides loss control and compliance consulting
                                                                               services and audit, compilation, and tax preparation
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                               The purpose of the company is to create a captive
                                                                               distribution network through which affiliates can
                                                                               sell multi-manager investment products, insurance
                                                                               products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                   The company is an Ohio-based multi-line insurance
  (f.k.a. CalFarm Insurance Company)                                           corporation that is authorized to write personal,
                                                                               automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited*            England and Wales                      The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                   The company underwrites general property and casualty
                                                                               insurance.
------------------------------------------------------------------------------------------------------------------------------------



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     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                             The purpose of the company is to sell property and
                                                                               casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                  The purpose of the company is to sell property and
  LLC                                                                          casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                             This company places pet insurance business not
                                                                               written by Veterinary Pet Insurance Company outside
                                                                               of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Financial S.A (f.k.a.      Luxembourg                             The purpose of this company is to carry out, on its
  Dancia Life S.A.)*                                                           own behalf or on behalf of third parties, any
                                                                               insurance business, including coinsurance and
                                                                               reinsurance, relating to human life, whether
                                                                               undertaken in Luxembourg or abroad, all real estate
                                                                               business and all business relating to movable assets,
                                                                               all financial business and other business related
                                                                               directly to the company's objectives that would
                                                                               promote or facilitate the realization of the
                                                                               company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life SA (f.k.a.            Luxembourg                             The company writes life insurance including
  CLARIENT Life Insurance SA)*                                                 coinsurance and reinsurance.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                   The company is an insurance agency that places
                                                                               business not written by Farmland Mutual Insurance
                                                                               Company and its affiliates with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                      The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                      insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                   The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                         insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                  The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                        insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Settlement Services         Ohio                                   The company is an insurance agency in the business of
  Agency, Inc.                                                                 selling structured settlement products.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Gardiner Point Hospitality LLC        Ohio                                   The company holds the assets of a hotel in
                                                                               foreclosure.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                      The company is engaged as a general partner in a
                                                                               limited partnership formed to invest in unlisted
                                                                               securities.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                      The company is dormant within the meaning of Section
                                                                               249AA of the Companies Act 1985 of the United
                                                                               Kingdom.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management           England and Wales                      The company is engaged in investment management and
  Limited*                                                                     advisory services to business, institutional and
                                                                               private investors.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                               The company is a limited purpose broker-dealer.
  Inc.*
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                               The company acquires and holds interests in
  LLC                                                                          registered investment advisors and provides
                                                                               investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                        The company is engaged in investment administration
  International Limited*                Islands                                and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited*       England and Wales                      The company is engaged in authorized unit trust
                                                                               management and OEIC management.  It is also the
                                                                               authorized Corporate Director of the Gartmore OEIC
                                                                               Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                               The company operates as a holding company.
  Management,Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                               The company acts as a holding company for the
  Trust*                                                                       Gartmore group of companies and as a registered
                                                                               investment advisor for registered investment
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.*    Delaware                               The company acts as a holding company and provides
                                                                               other business services for the Gartmore group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners*             Delaware                               The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                               The company acts as a holding company for
                                                                               subsidiaries in the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited*               England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts, and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery         England and Wales                      The company is a general partner in two limited
  Fund (G.P.) Limited                                                          partnerships formed to invest in unlisted securities.
                                                                               The company is currently in members' voluntary
                                                                               dissolution.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited*          England and Wales                      The company is engaged in investment management and
                                                                               advisory services to pension funds, unit trusts and
                                                                               other collective investment schemes, investment
                                                                               trusts and portfolios for corporate or other
                                                                               institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc*   England and Wales                      The company is an investment holding company and
                                                                               provides services to other companies within the
                                                                               Gartmore group of companies in the United Kingdom.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                The company is engaged in marketing support for
  GmbH                                                                         subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England and Wales                      The company is engaged in investment holding for
  Limited*                                                                     subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                   The company provides transfer and dividend disbursing
                                                                               agent services to various mutual fund entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited*               Japan                                  The company is the renamed survivor entity of the
                                                                               merger of Gartmore Investment Management Japan
                                                                               Limited and Gartmore NC Investment Trust Management
                                                                               Company Ltd.  The company is engaged in the business
                                                                               of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Limited*   Jersey, Channel                        The company serves as the manager of four AIB Govett
                                        Islands                                Jersey funds: AIB Grofunds Currency Funds Limited,
                                                                               Govett Securities & Investments Limited, Govett
                                                                               Singapore Growth Fund Limited and Govett Safeguard
                                                                               Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                 The company brokers or places book-value maintenance
                                                                               agreements (wrap contracts) and guaranteed investment
                                                                               contracts for collective investment trusts and
                                                                               accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                 The company is an investment advisor and stable value
  Inc.                                                                         money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                 The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                      The company acts as a nominee.  The company is
                                                                               dormant within the meaning of Section 249AA of the
                                                                               Companies Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees, Ltd.       England and Wales                      Until April 1999, the company acted as a trustee of
                                                                               the Gartmore Pension Fund established by Gartmore
                                                                               Investment Management plc.  Gartmore Pension Fund
                                                                               merged with the National Westminster Bank Pension
                                                                               Fund on April 1, 1999.  As a result, all assets and
                                                                               liabilities of the Gartmore Pension Fund were
                                                                               transferred to the National Westminster Bank Fund. On
                                                                               November 22, 2000, the company changed its name from
                                                                               "Gartmore Pension Fund Trustees Limited" to "Gartmore
                                                                               Pension Trust Limited."  On November 30, 2000, the
                                                                               company became the trustee of the Gartmore Pension
                                                                               Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC*              Delaware                               The company provides customized solutions in the form
                                                                               of expert advice and investment management services
                                                                               to a limited number of institutional investors
                                                                               through construction of hedge fund and alternative
                                                                               asset portfolios and their integration into the
                                                                               entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview II, LLC            Delaware                               The company is a holding company for Gartmore
                                                                               Riverview, LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview Polyphony Fund     Delaware                               The company invests in limited partnerships and other
  LLC*                                                                         entities and retains managers to invest, reinvest and
                                                                               trade in securities and other financial instruments.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited*          England and Wales                      The company is engaged in investment holding and
                                                                               is a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts, LLC       Delaware                               The company acts as an investment advisor registered
                                                                               with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                 The company is an Oregon state bank with trust power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited*                England and Wales                      The company is a joint partner in Gartmore Global
                                                                               Partners.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company*            Ohio                                   The company provides services to employers for
                                                                               managing workers' compensation matters and employee
                                                                               benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                 The company provides self-insurance administration,
  Nevada                                                                       claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                               The company provides workers' compensation and
  York, Inc.                                                                   self-insured claims administration services to
                                                                               employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus Inc.        Ohio                                   The company provides medical management and cost
                                                                               containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                               The company is a passive investment holder in
                                                                               Newhouse Special Situations Fund I, LLC for the
                                                                               purpose of allocation of earnings to Gartmore
                                                                               management team as it relates to the ownership and
                                                                               management of Newhouse Special Situations Fund I,
                                                                               LLC.
------------------------------------------------------------------------------------------------------------------------------------
  GIL Nominees Limited                  England and Wales                      The company acts as a nominee. The company is dormant
                                                                               within the meaning of Section 249AA of the Companies
                                                                               Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                               This company holds insurance licenses in numerous
                                                                               states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                   The company is an insurance agency and provides
                                                                               commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Life REO Holdings, LLC                Ohio                                   The company serves as a holding company for
                                                                               foreclosure entities.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                  The company acts as general agent to market
                                                                               non-standard automobile and motorcycle insurance for
                                                                               Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                          The company provides third-party administration
                                                                               services for workers' compensation, automobile
                                                                               injury and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                              The company underwrites various property and
                                                                               casualty coverage, as well as individual and group
                                                                               accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                This is a limited liability company organized for
  America, Ltd.                                                                profit under the Companies Act of 1948 of England for
                                                                               the purpose of carrying on the business of insurance,
                                                                               reinsurance, indemnity, and guarantee of various
                                                                               kinds.  This company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                   The company administers deferred compensation plans
  Inc.*                                                                        for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                   The company makes residential mortgage loans.
  Company*
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                 The company is a shell insurer with no active
  Company of America                                                           policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                   The company invests in multi-family housing projects
  LLC                                                                          throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                   The company provides property and casualty insurance
 Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC*                Ohio                                   The purpose of the company is to develop Nationwide
                                                                               Arena and to engage in related development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                      The company is a holding company for a group engaged
  Holdings, Limited*                                                           in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                              The company underwrites non-standard automobile and
                                                                               motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Atlantic Insurance         Ohio                                   The company writes personal lines residential
  Company                                                                      property  insurance in the State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                   This company is a holding company that funds/owns
                                                                               commercial mortgage loans on an interim basis, hedges
                                                                               the loans during the ownership period, and then sells
                                                                               the loans as part of a securitization to generate
                                                                               profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                   The company buys and sells investment securities of
  Company*                                                                     a short-term nature as agent for other corporations,
                                                                               foundations, and insurance company separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                   The company holds investments in low-income housing
  Corporation, LLC                                                             funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                   The company acts primarily as a holding company
                                                                               for entities affiliated with Nationwide Mutual
                                                                               Insurance Company and Nationwide Mutual Fire
                                                                               Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                   The company is currently inactive.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                   The company acts as an administrator of structured
  Company                                                                      settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                               The company is an insurance agency.
  Distributors Agency, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                             The company is an insurance agency.
  Distributors Agency, Inc. of New
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                          The company is an insurance agency.
  Distributors Insurance Agency, Inc.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                The company is a long-term insurer that issues
  (Bermuda) Ltd.*                                                              variable annuity and variable life products
                                                                               to persons outside of the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust                                                                securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust II                                                             securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services,        Delaware                               The company acts primarily as a holding company for
  Inc.*                                                                        companies within the Nationwide organization that
                                                                               offer or distribute long-term savings and retirement
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                 The company provides distribution services for its
                                                                               affiliate Nationwide Towarzystwo Ubezpieczen na Zycie
                                                                               S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                   The company captures and reports the results of the
  Products, LLC                                                                structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation*                Ohio                                   The company contributes to non-profit activities and
                                                                               projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance          Ohio                                   The company transacts a general insurance business,
  Company                                                                      except life insurance, and primarily provides
                                                                               automobile and fire insurance to select customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                   The company acts as a support company for Nationwide
                                                                               Global Holdings, Inc. in its international
                                                                               capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                             This company issues shares of mutual funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.*     Ohio                                   The company is a holding company for the
                                                                               international operations of Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                 The company acts as a holding company for
  Brasil Participacoes, Ltda.                                                  subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Services EIG        Luxembourg                             The company provides shared services to PanEuroLife,
                                                                               Europewide Life SA, Europewide Financial S.A. (f.k.a.
                                                                               Dancia Life S.A.) and Nationwide Global Holdings,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity Company*         Ohio                                   The company is involved in the reinsurance business
                                                                               by assuming business from Nationwide Mutual Insurance
                                                                               Company and other insurers within the Nationwide
                                                                               Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                              The company is an independent agency personal lines
  America                                                                      underwriter of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                   The company transacts general insurance business
  Florida*                                                                     except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Management       Ohio                                   The company provides management services to Cap Pro
  Services, Inc.                                                               Insurance Agency Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                   The company provides administrative services for the
  LLC                                                                          product sales and distribution channels of Nationwide
                                                                               Mutual Insurance Company and its affiliated and
                                                                               subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                             The company is a special risk, excess and
  Underwriters                                                                 surplus  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                               This is a limited broker-dealer company doing
  Corporation**                                                                business in the deferred compensation market and acts
                                                                               as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity Company   Delaware                               The company provides individual life insurance of
  America**                                                                    products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Ohio                                   The company engages in underwriting life
  Insurance Company**                                                          insurance and  granting, purchasing, and disposing of
                                                                               annuities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Ohio                                   The company provides individual life insurance, group
  Company*                                                                     life and health insurance, fixed and variable annuity
                                                                               products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Pennsylvania                           The company provides individual life insurance and
  Company of America*                                                          group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                               The company insures against personal injury,
  of Delaware*                                                                 disability or death resulting from traveling,
                                                                               sickness or other general accidents, and every type
                                                                               of insurance appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                  The company markets commercial property insurance
                                                                               in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                   The company offers a preferred provider organization
                                                                               and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Maritima Vida E            Brazil                                 The company operates as a licensed insurance company
  Previdencia SA*                                                              in the categories of life and unrestricted private
                                                                               pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Capital, LLC        Ohio                                   The company acts as a private equity fund investing
  (f.k.a. Nationwide Strategic                                                 in companies for investment purposes and to create
  Investment Fund, LLC).                                                       strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                   The company engages in a general insurance and
  Company                                                                      reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                   The company engages in a general insurance and
  Company*                                                                     reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Private Equity Fund, LLC   Ohio                                   The company invests in private equity funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                   The company engages in a general insurance business,
  Insurance Company                                                            except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                               The company is currently inactive.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                           The company is a holding company for non-insurance
  Company*                                                                     subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.*    Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investment.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                               The company markets and administers deferred
  Inc.*                                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                The company provides retirement products, marketing
  Inc. of Alabama                                                              and education and administration to public employees
                                                                               and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                The company markets and administers deferred
  Inc. of Arizona                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                               The company markets and administers deferred
  Inc. of Arkansas                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                The company markets and administers deferred
  Inc. of Montana                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                 The company markets and administers deferred
  Inc. of Nevada                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                             The company markets and administers deferred
  Inc. of New Mexico                                                           compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                   The company provides retirement products, marketing
  Inc. of Ohio                                                                 and education and administration to public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                               The company markets and administers deferred
  Inc. of Oklahoma                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                           The company markets and administers deferred
  Inc. of South Dakota                                                         compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                  The company markets and administers deferred
  Inc. of Texas                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                The company markets and administers deferred
  Inc. of Wyoming                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                          The company markets and administers deferred
  Insurance Agency, Inc.                                                       compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.*          Ohio                                   The company is a registered broker-dealer and
                                                                               provides investment management and administrative
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                   The company performs shared services functions for
  LLC                                                                          the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Z o.o.        Poland                                 The company provides services to Nationwide Global
                                                                               Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                 The company is authorized to engage in the business
  na Zycie S.A.*                                                               of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                          This is a federal savings bank chartered by the
                                                                               Office of Thrift Supervision in the United States
                                                                               Department of the Treasury to exercise custody and
                                                                               fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.*  England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC*       Delaware                               The company invests in financial services companies
                                                                               that specialize in e-commerce and promote
                                                                               distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund      Delaware                               The company owns and manages contributed securities
  I, LLC                                                                       in  order to achieve long-term capital appreciation
                                                                               from thecontributed securities and through
                                                                               investments in a portfolio of other equity
                                                                               investments in financial service and other related
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NF Reinsurance Ltd.*                  Bermuda                                The company serves as a captive reinsurer for
                                                                               Nationwide Life Insurance Company's universal life,
                                                                               term life and annuity business.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                               The company acts primarily as a holding company for
                                                                               Nationwide Financial Services, Inc.'s distribution
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                The company buys and sells investment securities for
                                                                               its own account in order to enhance the investment
                                                                               returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S.a.r.L.*              Luxembourg                             The company acts primarily as a holding company
                                                                               for the European operations of Nationwide
                                                                               Global Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands B.V.                  Netherlands                            The company acts as a holding company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.*                          United Kingdom                        The company functions as a support company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital LLC               Delaware                               The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife*                          Luxembourg                             The company provides individual life insurance,
                                                                               primarily in the United Kingdom, Belgium and
                                                                               France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                              The company provides pension plan administration and
                                                                               record keeping services, and pension plan and
                                                                               compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                   This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                               The company serves as a general partner in certain
                                                                               real estate limited partnerships invested in by
                                                                               Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                  The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Insurance
                                                                               Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.*         Bermuda                                The company is a captive insurer and writes first
                                                                               dollar insurance policies in workers' compensation,
                                                                               general liability and automobile liability for
                                                                               its affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                               The company is an investment advisor and a broker
                                                                               dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                   The company is an investment-banking firm that
                                                                               provides specialist advisory services and innovative
                                                                               financial solutions to public and private companies
                                                                               internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                   The company is engaged in a general insurance
                                                                               business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                   The company primarily provides excess and surplus
                                                                               lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                The company provides excess and surplus lines
  Company                                                                      coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corporation      Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Advisory Services Corporation     California                             The company is an investment advisor.
  (d.b.a. TBG Advisors)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                             The company holds an investment in a leased airplane
                                                                               and maintains an operating agreement with Flight
                                                                               Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                             The corporation provides life insurance and
                                                                               individual executive estate planning.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial Acquisition             Delaware                               The company was formed in order to redomesticate TBG
  Corporation (n.k.a. TBG Insurance                                            Insurance Services Corporation from California to
  Services Corporation)*                                                       Delaware. On December 23, 2004, TBG Insurance
                                                                               Services Corporation was merged into TBG Financial
                                                                               Acquisition Corporation. The name was changed to
                                                                               "TBG Insurance Services Corporation" on the same day.
                                                                               The company markets and administers executive benefit
                                                                               plans.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance             California                             The company consults with corporate clients and
  Services Corporation*                                                        financial institutions on the development and
                                                                               implementation of proprietary and/or private
                                                                               placement insurance products for the financing of
                                                                               executive benefit programs and individual executive's
                                                                               estate planning requirements. As a broker dealer,
                                                                               TBG Financial & Insurance Services Corporation
                                                                               provides access to institutional insurance investment
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance Services    Hawaii                                 The corporation consults with corporate clients and
  Corporation of Hawaii                                                        financial institutions on the development and
                                                                               implementation of proprietary, private placement and
                                                                               institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.*        Delaware                               The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Companies, Inc.            Texas                                  The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Company                    Texas                                  The company is a third-party administrator providing
                                                                               record-keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc. (d.b.a.       Michigan                               The company is an insurance agency that primarily
  Arlans Agency)                                                               sells non-standard automobile insurance for Titan
                                                                               Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                 The company is an insurance agency that operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                           The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                           an employee agent "storefront" for Titan Indemnity
                                                                               Company in Pennsylvania.  The company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                             The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                               The company is an insurance agency and operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                  The company acts as a holding company specifically
                                                                               for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                  The company is a multi-line insurance company and
                                                                               is operating primarily as a property and casualty
                                                                               insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                               This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                  The company is a Texas grandfathered managing general
                                                                               agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                  The company is licensed as an insurance agency that
  Inc.                                                                         operates as an employee agent "call center" for Titan
                                                                               Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  VertBoise, SA*                        Luxembourg                             The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company*     California                             The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.*        California                             The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                               The company acts as a holding company specifically
                                                                               for corporate employees of the Victoria group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                   The company is an insurance agency that acts as a
                                                                               broker for independent agents appointed with the
                                                                               Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance          Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                             The company operates as a nationwide pet registry
                                                                               service for holders of Veterinary Pet Insurance
                                                                               policies, including pet indemnification and lost pet
                                                                               recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                           The company provides administrative services to
  Services, Inc.                                                               Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                The company underwrites excess and surplus lines
  Company                                                                      of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  W.H.I. of New York, Inc.              New York                               The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Indemnity
                                                                               Company in New York.  This company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                  The company acts as a holding company for the Titan
                                                                               group of agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance Agency of         Texas                                  The company is a Texas licensed insurance agency.
  Texas, Inc.                                                                  The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc. (d.b.a.    Indiana                                The company is an insurance agency and operates as an
  Titan Auto Insurance of Indiana)                                             employee agent "storefront" for Titan Indemnity
                                                                               Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida (d.b.a. Titan Auto    Florida                                The company is an insurance agency and operates as an
  Insurance)                                                                   employee agent "storefront" for Titan Indemnity
                                                                               Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                             The company specializes in the analysis and funding
  Inc.                                                                         of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-G                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-7                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  94,992    |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-100%            |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |                                  |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |                                  |   |            (SIC)             |        |   |                             |
    |                                  |   |                              |        |   | Common Stock:  50,000       |
    |                                  |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |                                  |   | ------------- Shares         |        |   |                             |
    |                                  |   |                              |        |   |                             |
    |                                  |   | Casualty-100%                |        |   | Casualty-100%               |
    |                                  |   |         (See Page 2)         |        |   -------------------------------
    |                                  |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |  --------------------------------         |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |  |            ALLIED            |         |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |  |          GROUP, INC.         |         |   |        (NW INDEMNITY)       |
    |   |                          |   |  |            (AGI)             |         |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |  |                              |         |___| -------------  Shares       |
    |   | -------------            |   |__| Common Stock: 850 Shares     |         |   |                             |
    |   |                          |   |  | -------------                |         |   |                             |
    |   | Casualty-100%            |   |  |                              |         |   | Casualty-100%               |
    |   ----------------------------   |  | Casualty-100%                |         |   -------------------------------
    |                                  |  |         (See Page 2)         |         |
    |   ----------------------------   |  |                              |         |
    |   |   NATIONWIDE AFFINITY    |   |  --------------------------------         |   -------------------------------
    |   |    INSURANCE COMPANY     |   |                                           |   |           LONE STAR         |
    |   |        OF AMERICA        |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Common Stock: 500,000    |___|   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   | ------------- Shares     |   |   |                              |        |___| -------------  Shares       |
    |   |                          |   |___| Common Stock: 1,050          |        |   |                             |
    |   | Casualty-100%            |   |   | ------------- Shares         |        |   |                             |
    |   ----------------------------   |   |                              |        |   | Casualty-100%               |
    |                                  |   | Casualty-21.9%               |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |                 ||
    |   |     NEWHOUSE CAPITAL     |   |                                           |                 ||
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   -------------------------------
    |   |                          |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   | Casualty-70%             |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |                          |   |   |                              |        |   |            COMPANY          |
    |   | GGV-19%                  |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   | Fire-10%                 |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |                          |   |   --------------------------------        |   |                             |
    |   |     NATIONWIDE LLOYDS    |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |                          |___|   |      COMPANY OF FLORIDA      |        |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   -------------------------------
    |   |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
    |   |                          |   |   |                              |        |   |                             |
    |   ----------------------------   |   | Casualty-100%                |        |   | Single Member Limited       |
    |                                  |   |                              |        |---| Liability Company           |
    |   ----------------------------   |   --------------------------------        |   |                             |
    |   |       THI HOLDINGS       |   |                                           |   | Casualty-100%               |
    |   |      DELAWARE, INC.      |   |   --------------------------------        |   -------------------------------
    |   |          (THI)           |   |   |      NATIONWIDE CREDIT       |        |
    |   |                          |   |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
        | Common Stock: 100 Shares |   |___|           COMPANY            |        |   |       AMERICAN MARINE       |
        |                          |   |   |                              |        |   |      UNDERWRITERS, INC.     |
        | Casualty-100%            |   |   |    Casualty-100%             |        |   |                             |
        |                          |   |   |                              |        |   | Common Stock:  20 Shares    |
        | (See page 3)             |   |   --------------------------------        |___| -------------               |
        ----------------------------   |                                               |                             |
                                       |                                               | Casualty-100%               |
                                       |   --------------------------------            |                             |
                                       |   |                              |            -------------------------------
                                       |   |        BLUESPARK, LLC        |
                                       |---|                              |
                                       |   |    Casualty-100%             |
        ----------------------------   |   |                              |
        |   NATIONWIDE ATLANTIC    |   |   --------------------------------
        |    INSURANCE COMPANY     |   |
        |                          |___|
        | Casualty-100%            |
        |                          |
        ----------------------------


                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  --------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------  Shares        |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   |                              |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,033 Shares |  |  --------------------------------
                   |   |                              |    |   | -------------                |  |  |                              |
                   |   |                              |    |   |                              |  |  |          NATIONWIDE          |
                   |   | Casualty-90%                 |    |   | Casualty-16.5%               |  |  |        PRIVATE EQUITY        |
                   |   |                              |    |___| Fire-16.5%                   |__|--|          FUND, LLC           |
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|     |                              |
                   |                                       |   | ----------------             |     | Casualty-100%                |
                   |   --------------------------------    |   |                              |     |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |     --------------------------------
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY, LLC         | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |           NATIONWIDE         |
                   |___|     Single Member Limited    |    |   |       MUTUAL CAPITAL,LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                March 31, 2005

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                  |                                               |
                  |                                               |
                  |                                               |
    -----------------------------                   ----------------------------
    |        NATIONWIDE         |                   |            AMCO          |
    |    ADVANTAGE MORTGAGE     |                   |     INSURANCE COMPANY    |
    |      COMPANY (NAMC)       |                   |           (AMCO)         |
    |                           |                ___|                          |
    |Common Stock: 333,837      |               |   | Common Stock:  300,000   |
    |------------  Shares       |               |   | -------------  Shares    |
    |                           |               |   |                          |
    |AGI-70.09%                 |               |   | AGI-100%                 |
    |AMCO-17.21%                |               |   ----------------------------
    |Allied P&C-8.47%           |               |
    |Depositors-4.23%           |               |   ----------------------------
    -----------------------------               |   |          ALLIED          |
                 |                              |   |      GENERAL AGENCY      |
                 |                              |   |         COMPANY          |
                 |                              |___|                          |
    -----------------------------               |   | Common Stock:  5,000     |
    |           AGMC            |               |   | -------------  Shares    |
    |     REINSURANCE, LTD.     |               |   |                          |
    |                           |               |   | AMCO-100%                |
    | Common Stock:  11,000     |               |   ----------------------------
    | -------------  Shares     |               |
    |                           |               |   ----------------------------
    | NAMC-100%                 |               |   |                          |
    -----------------------------               |   |       ALLIED TEXAS       |
                                                |   |       AGENCY, INC.       |
                                                |___|                          |
                                                |   |                          |
                                                |   | AMCO-100%                |
                                                |   |                          |
                                                |   |                          |
                                                |   ----------------------------
                                                |
                                                |   ----------------------------   ----------------------------
                                                |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
                                                |   |           AGENCY         |   |       SERVICES, INC.     |
                                                |   |                          |   |                          |
                                                |___| Common Stock:  1,000     |___| Common Stock:  100       |
                                                    | -------------  Shares    |   | -------------  Shares    |
                                                    |                          |   |                          |
                                                    | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-60.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2005


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:           100 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |Casualty-100%                     |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line

                                        March 31, 2005

_______________________________________________________________________________
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|   ---------------------------------       --------------------------------- |
|   |    NATIONWIDE TOWARZYSTWO     |       |     NGH LUXEMBOURG S.a.r.L    | |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |          (LUX SA)             | |
|   |                               |       |                               | |
|   |Common Stock: 17,400,000 Shares|    ___|Common Stock:   225,739 Shares |_|
|   |------------                   |   |   |------------                   | |
|   |                               |   |   |NGH-64.27%                     | |
|   |NGH-100%                       |   |   |NETHER-35.73%                  | |
|   ---------------------------------   |   --------------------------------- |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |                               |   |   |         NGH UK, LTD.          | |
|   |          NATIONWIDE           |   |   |                               | |
|   |      FINANCIAL SP. Z O.O.     |   |   |                               | |
|___|                               |   |   |                               | |
|   |Common Stock: 25,700 Shares    |   |___|                               | |-
|   |------------                   |   |   |                               | |
|   |                               |   |   |                               | |
|   |                               |   |   |LUX SA-100%                    | |
|   |NGH-100%                       |   |   --------------------------------- |
|   ---------------------------------   |                                     |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |      SIAM AR-NA-KHET          |   |   |   GRUPO VIDA PARTICIPACOES    | |
|   |     COMPANY LTD. (SIAM)       |   |   |          LTDA (GRUPO)         | |
|---|                               |   |   |                               | |
    |                               |   |___|                               | |
    |                               |   |   |                               |_|
    |                               |   |   |                               | |
    |NGH-48.99%                     |   |   |                               | |
    ---------------------------------   |   |                               | |
                                        |   |LUX SA-99.99%                  | |
     ---------------------------------  |   |NGH-.01%                       | |-
     |     PANEUROLIFE (PEL)         |  |   --------------------------------- |
     |                               |  |                   |                 |
     |Common Stock:  1,300,000 Shares|  |                   |                 |
     |------------                   |  |   --------------------------------- |
     |                               |__|   |  NATIONWIDE MARITIMA VIDA e   | |
     |                               |  |___|       PREVIDENCIA SA          | |
     |LUX SA-99.99%                  |  |   |                               | |
     |NGH-.01%                       |  |   |Common Stock:  1,121,362,977   | |
     ---------------------------------  |   |------------   Shares          | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |LUX SA-.000003%                | |
     ---------------------------------  |   |NGH BRASIL-99.45%              | |-
     |      VERTBOIS, SA             |  |   --------------------------------- |
     |                               |  |                                     |
     |                               |  |                                     |
     |                               |  |   --------------------------------- |
     |                               |  |   |       EUROPEWIDE LIFE SA      | |
     |                               |  |   |             (EURO)            | |
     |                               |  |   |                               | |
     |                               |  |   |                               | |
     | PEL-99.99%                    |  |   |                               |_|
     | LUX SA-.01%                   |  |___|                               | |
     ---------------------------------  |   |                               | |
                                        |   |LUX SA-99.99%                  | |
                                        |   |NGH-.01%                       | |
                                        |   --------------------------------- |
                                        |                                     |
                                        |                                     |
                                        |                                     |
                                        |                                     |
     ---------------------------------  |   --------------------------------- |
     |    NATIONWIDE GLOBAL          |  |   |    EUROPEWIDE FINANCIAL SA    | |
     |      SERVICES EIG             |  |   |          (EURO FIN)           | |
     |                               |  |   |                               | |
     |                               |  |___|                               |_|
     |PEL-25%                        |      |                               |
     |EURO FIN-25%                   |      |                               |
     |EURO-25%                       |______|LUX SA-99.99%                  |
     |BRANCH-25%                     |______|NGH-.01%                       |
     ---------------------------------      ---------------------------------


                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:  7,000,000 Shares|             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |           (NETHER)            |
       |___|                               |
       |   |NW Corp.-99.84%                |
       |   |--------                       |
       |   |                               |
       |   |NGH-.16%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:     24,906 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------


_____________________________________________________________________________________________
               |                                   |                                         |
               |                                   |                                         |
 ---------------------------------   ------------------------------         ---------------------------------
 |      GARTMORE GLOBAL ASSET    |   |   FINANCIAL SETTLEMENT     |         |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |   |   SERVICES AGENCY, INC.    |         |      & COMPANY (GATES)        |
 |             (GGAMT)           |   |                            |         |                               |
 |                               |   |Common Stock:  1,500 Shares |    _____|Common Stock:        254 Shares|
 |                               |   |------------                |    |    |------------                   |
 |                               |   |                            |    |    |                               |
 |NW Corp-100%                   |   |                            |    |    |                               |
 |           (See Page 7)        |   |NW Corp.-100%               |    |    |NW Corp.-100%                  |
 ---------------------------------   ------------------------------    |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |    MEDPROSOLUTIONS, INC.      |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |____|                               |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |    COMPANY OF NEW YORK, INC.  |
                                                                       |    |                               |
                                                                       |____|Common Stock:       3 Shares   |
                                                                       |    |------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |       COMPANY OF NEVADA       |
                                                                       |    |                               |
                                                                       |    |Common Stock:         40 Shares|
                                                                       |____|------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATESMCDONALD          |
                                                                       |    |      HEALTH PLUS, INC.        |
                                                                       |    |                               |
                                                                       |____|Common Stock:        200 Shares|
                                                                            |------------                   |
                                                                            |                               |
                                                                            |Gates-100%                     |
                                                                            ---------------------------------

                                                                      Subsidiary Companies      -- Solid Line
                                                                      Contractual Association   -- Double Line
                                                                      Limited Liability Company -- Dotted Line

                                                                      March 31, 2005

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |        SERVICES CORP.      |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |                            |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   | Preferred Stock           |
|  |                            | |  |                                | |   | ---------------           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-100%                  |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVIATION, LLC     | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |        (CAP PRO)          |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TBG-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPAI)           |
|__|                            | |__| Common Stock: 5,000 Shares     |  ___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |TBG-100%                    | |  | NW Life-100%                   | |   | CAP PRO-100%              |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |  ---------------------------------- |   |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      | |   |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       | |   |                           |
|  |                            | |  |                                | |___|                           |
|  |                            | |  | NW LIFE-100%                   | |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|  |TBG-100%                    | |  ---------------------------------- |   | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     | |   -----------------------------
|                                 |  |                                | |
|  ------------------------------ |  | Units:                         | |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |__| -----                          | |   |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  | |   |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  | |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |                                     |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        | |   |                           |
|  |TBG-100%                    | |  |   DEVELOPMENT CORP., LLC       | |   | CPAI-100%                 |
|  ------------------------------ |  |                                | |   -----------------------------
|                                 |--| Units:                         | |
|  ------------------------------ |  | -----                          | |   -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    | |   |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               | |   |       SERVICES , INC.     |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |  |     NATIONWIDE AFFORDABLE      |     |                           |
|  |                            | |  |         HOUSING, LLC           |     |                           |
|  |TBG-100%                    | |--|                                |     | CPAI-100%                 |
|  ------------------------------ |  | NW Life-45%                    |     -----------------------------
|                                 |  | NW Indemnity-45%               |
|                                 |  ----------------------------------
|  ------------------------------ |
|  |        TBG ADVISORY        | |
|  |    SERVICES CORPORATION    | |
|  |                            | |
|__|                            | |
   |                            | |
   |                            | |
   |                            | |
   |TBG-100%                    | |
   ------------------------------ |
                                  |
   ------------------------------ |  ----------------------------------   ----------------------------------
   |      TEAMSTAFF,INC.        | |  |    LIFE REO HOLDINGS LLC       |   |        GARDINER POINT          |
   |                            | |  |            (REO)               |   |        HOSPITALITY LLC         |
   |                            | |  |                                |   |                                |
   |                            |-|--|                                |---|                                |
   | Common Stock: 15,710,000   |    |                                |   |                                |
   | ------------  Shares       |    |                                |   |                                |
   |                            |    |                                |   |                                |
   |NW Life-14%                 |    | NW LIFE-100%                   |   | REO-100%                       |
   ------------------------------    ----------------------------------   ----------------------------------


                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
___________________________________________________________________________________________________________________________________
             |                                |                                |                                   |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
|  REGISTERED INVESTMENT  |    |     NATIONWIDE TRUST      |      |   NFS DISTRIBUTORS, INC. |    |    NATIONWIDE FINANCIAL       |
| ADVISORS SERVICES, INC. |    |       COMPANY, FSB        |      |          (NFSDI)         |    |  SERVICES CAPITAL TRUST II    |
|                         |    |                           |      |                          |    |                               |
|                         |    | Common Stock: 2,800,000   |      |                          |    |                               |
|                         |    | ------------  Shares      |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
| NFS-100%                |    | NFS-100%                  |      |  NFS-100%                |    | NFS-100%                      |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                                                         |
    --------------------------------- |                                                                         |
    |    FINANCIAL HORIZONS         | |                                                                         |
    |    DISTRIBUTORS AGENCY        | |                                                                         |
    |     OF ALABAMA, INC.          | |                                                                         |
    |                               |_|                                                                         |
    | Common Stock: 10,000 Shares   | |                                                                         |
    | ------------                  | |                                                                         |
    |                               | |                                                                         |
    |                               | |                                                                         |
    | NFIDAI-100%                   | |                                                                         |
    --------------------------------- |                                                                         |
                                      |                                                                         |
                                      |   -----------------------------      --------------------------------   |
                                      |   |                           |      |      401(k) INVESTMENT       |   |
                                      |   |                           |      |      SERVICES, INC.          |   |
                                      |   |    FINANCIAL HORIZONS     |      |                              |   |
                                      |___|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
                                      |___|   AGENCY OF OHIO, INC     |      |-------------                 |   |
                                      |   |                           |      |                              |   |
                                      |   | NFIDAI-100%               |      |401(k)-100%                   |   |
                                      |   -----------------------------      --------------------------------   |
                                      |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |   |                           |      |      401(k) INVESTMENT       |   |
    |  INSTITUTION DISTRIBUTORS     | |   |                           |      |       ADVISORS, INC.         |   |
    |INSURANCE AGENCY, INC. OF MASS.| |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 100 Shares      |_|___|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  | |___|   AGENCY OF TEXAS, INC    |      |-------------                 |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |                                      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |                                      |    THE 401(k) COMPANY        |   |
    |  INSTITUTION DISTRIBUTORS     | |                                      |                              |   |
    | AGENCY, INC. OF NEW MEXICO    | |                                      |Common Stock: 855,000 Shares  |   |
    | Common Stock: 100 Shares      |_|                                      |-------------                 |___|
    | ------------                  |                                        |                              |
    |                               |                                        |                              |
    | NFIDAI-100%                   |                                        |401(k)-100%                   |
    ---------------------------------                                        --------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                 |                 |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |  |  |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |  |  |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |  |  |            (NFSB)            |
                       | ------------                 |   |   |                           |  |  | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |  |  |                              |
                       |                              |   |   |                           |  |  |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|  |  | NFS-100%                     |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                                                          |                                  |                  |
 _______________________________________                  |                                  |                  |
                                       |                  |                                  |                  |
                        --------------------------------  |   -----------------------------  |   --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |  |   |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |  |   |                              |
                        |                              |  |   |                           |  |   | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |  |   | ------------                 |
                        | -------------                |      |                           |  |   |                              |
                        |                              |      |                           |  |   |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |  |   | NFSB-100%                    |
                        --------------------------------     -----------------------------   |   --------------------------------
                                    |                                                        |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   | NF REINSURANCE, LTD.         |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |                              |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   | Common Stock: 250,000 Shares |
   |         ALABAMA              | | |        NEW MEXICO         |                          |-- | ------------                 |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|                          |   |                              |
   | ------------                 | | | ------------              |                          |   |                              |
   |                              | | |                           |                          |   | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                          |   --------------------------------
   -------------------------------- | -----------------------------                          |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   |     NATIONWIDE INSURANCE     |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |   MANAGEMENT SERVICES, INC.  |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   |                              |
   |         ARIZONA              | | |        SO. DAKOTA         |                          |-- |                              |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|                              |                              |
   | ------------                 | | | ------------              |                              |                              |
   |                              | | |                           |                              | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                              --------------------------------
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2005

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGL - 100%                |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGL - 79%                 |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
 ---------------------------   |  |   NATIONWIDE UK HOLDING   |  |
|GARTMORE RIVERVIEW II, LLC |  |  |       COMPANY, LTD.       |  |
|        (RIVER II)         |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
| RIG - 100%                |  |  | GGL - 100%                |  |
 ---------------------------   |   ---------------------------   |
              |                |                |                |
              |                |   ---------------------------   |
              |                |  |     ASSET MANAGEMENT      |  |
 ---------------------------   |  |       HOLDINGS PLC        |  |
|  GARTMORE RIVERVIEW, LLC  |  | _|         (AMH)             |  |
|         (RIVER)           |  || |                           |  |
|                           |  || |                           |  |
|                           |  || | NUKHCL - 100%             |  |
|                           |  ||  ---------------------------   |
| RIVER II-100%             |  ||               |                |
 ---------------------------   ||  ---------------------------   |
              |                || |    GARTMORE INVESTMENT    |  |
              |                || |       MANAGEMENT PLC      |  |
              |                ||_|           (GGI)           |__|__
 ---------------------------   |  |                           |  |
|     GARTMORE RIVERVIEW    |  |  | AMH - 99.99%              |  |
|       POLYPHONY, LLC      |  |  | GNL - .01%                |  |
|                           |  |   ---------------------------   |
|                           |  |                                 |
| River - .04%              |  |                                 |
| Casualty - 80.14%         |  |                                 |
| Fire - 19.82%             |  |                                 |
 ---------------------------   |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGI)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    ---------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD.  |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)            |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                           |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                           |
  |  |                          |  |  |                          | |   | GIM - 99.9%               |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%                |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    ---------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    ---------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN       |
  |  |                          |  |  |                          | |   |         LIMITED           |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                           |
  |  |       SERVICES GMBH      |  |  |                          | |   |                           |
  |__|                          |  |  |                          | |   |                           |
  |  |                          |  |  |                          | |   | GIL - 100%                |
  |  |                          |  |  | GFM - 100%               | |   |                           |
  |  | GISL - 100%              |  |  |                          | |    ---------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    ---------------------------
  |   --------------------------   |   --------------------------  |   |   *GARTMORE 1990 LTD.     |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                           |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                           |
  |__|         (GFMI)           |  |__|                          | |   |                           |
     |                          |     |                          | |   | GIM - 50%                 |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                 |
     | GSL - .01%               |     | GSL - 1%                 | |    ---------------------------
      --------------------------       --------------------------  |
                    |                                              |    ---------------------------
      --------------------------                                   |   |  *GARTMORE INDOSUEZ UK    |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD. |
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)      |
      |                          |                                 |   |                           |
      | GFMI - 94%               |                                 |   | GIM - 50%                 |
      | GSL - 3%                 |                                 |   | GNL - 50%                 |
      | GIM - 3%                 |                                 |    ---------------------------
       --------------------------                                  |
                                                                   |    ---------------------------
      --------------------------                                   |   |*GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)      |
     |     GARTMORE NO. 1       |                                  |___|                           |
     |  GENERAL PARTNER, LTD.   |                                      |                           |
_____|                          |                                      | GIM - 50%                 |
     |                          |                                      | GSL - 50%                 |
     |                          |                                       ---------------------------
     | GIM - 100%               |                                   *In Members Voluntary Liquidation
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------


          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.01%              |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGL-100%                          |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGL-100%                          |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                     |                               |
                                     | GEM-65%                       |
                                     ---------------------------------


                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE SPECIAL       |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   |                                  |
                                   |                            |   |                      |   | GGIMGT-10%(common units)         |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGV-75%(preferred units)         |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      March 31, 2005

ITEM 27.  NUMBER OF POLICYOWNERS


As of February 14, 2005 there were a total of 9,789 individual flexible premium deferred variable annuity contracts (File No. 33-65512) outstanding - 3,764 non-qualified and 6,025 qualified.


ITEM 28.  INDEMNIFICATION

The By-Laws of Nationwide Life and Annuity Company of America provide, in part in Article XII, as follows:

                                   ARTICLE XII

            INDEMNIFICATION OF DIRECTORS, OFFICERS, AND OTHER PERSONS

     Section 12.01. To the fullest extent permitted by law, the Company shall indemnify any present, former, or future Director, officer, or employee of the Company or any person who may serve or has served at its request as officer or Director of another corporation of which the Company is a creditor or stockholder, against the reasonable expenses, including attorneys' fees, necessarily incurred in connection with the defense of any action, suit or other proceeding to which any of them is made a party because of service as Director, officer, or employee of the Company or such other corporation, or in connection with any appeal therein, and against any amounts paid by such Director, officer, or employee in settlement of, or in satisfaction of a judgment or fine in any such action, suit or proceeding, except expenses incurred in defense of or amounts paid in connection with any action, suit or other proceeding in which such Director, officer or employee shall be adjudged to be liable for negligence or misconduct in the performance of his duty. A judgment entered in connection with a compromise or dismissal or settlement of any such action, suit or other proceeding shall not of itself be deemed an adjudication of negligence or misconduct. The indemnification herein provided shall not be exclusive of any other rights to which the persons indemnified may be entitled.

     Insofar as indemnification for liabilities arising under the Securities
Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter


(a) 1717 Capital Management Company ("1717") is the principal underwriter and general distributor for the following separate investment accounts:

    Nationwide Provident VA Separate Account 1
    Nationwide Provident VA Separate Account A

    Nationwide Provident VLI Separate Account 1
    Nationwide Provident VLI Separate Account A

(b) Directors and Officers of 1717:

     Lance A. Reihl, President and Chief Operating Officer*
     James D. Benson, Director and Senior Vice President and Assistant
        Treasurer*
     Denise Sortino, Senior Vice President**
     Thomas E. Barnes, Vice President and Secretary
     Michael D. Bleiweiss, Director
     M. Eileen Kennedy, Director
     Mark D. Phelan, Director
     Douglas C. Robinette, Director
     R. Clay Thompson, Director

     Principal business address is One Nationwide Plaza, Columbus, OH 43215 unless otherwise noted.
     *Principal business address is 1000 Chesterbrook Boulevard, Berwyn, PA
      19312-1181.
     **Principal business address is 300 Continental Drive, Newark, DE 19713.

         (c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

     NAME OF PRINCIPAL           NET UNDERWRITING            COMPENSATION ON         BROKERAGE COMMISSIONS          COMPENSATION
        UNDERWRITER          DISCOUNTS AND COMMISSIONS         REDEMPTION

           1717                         N/A                       None                        N/A                        N/A

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by NLACA at 300 Continental Drive, Newark, DE 19713 or at 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.

ITEM 31.  MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS

         (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant hereby undertakes to include either (1) as part of any Application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

         (d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. NLACA and the Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.

                        REPRESENTATION OF REASONABLENESS

         Nationwide Life and Annuity Company of America hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life and Annuity Company of America.

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




The Board of Directors of Nationwide Life and Annuity Company of America and Contract Owners of Nationwide Provident VA Separate Account A:


We consent to the use of our reports for Nationwide Provident VA Separate Account A dated March 31, 2005, for Nationwide Life and Annuity Company of America dated March 28, 2005 and for Providentmutual Life and Annuity Company of America dated January 28, 2003, included herein, and to the reference to our firm under the heading "Experts" in the Statement of Additional Information (File No. 33-65512 ). Our report for Nationwide Life and Annuity Company of America refers to the adoption of the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.




KPMG LLP



Columbus, Ohio
April 29, 2005

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, Nationwide Provident VLI Separate Account A and Nationwide Life and Annuity Company of America certify that they meet all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and have duly caused this registration statement to be signed on their behalf by the undersigned, duly authorized, in the City of Columbus and the State of Ohio, on the 29th day of April, 2005.

                                      NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
                                                     (Registrant)

                                  NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
--------------------------------------------------------------------------------
                                                     (Depositor)

                                         By: /s/ JAMIE RUFF CASTO
--------------------------------------------------------------------------------
                                                Jamie Ruff Casto



Pursuant to the requirements of the Securities Act, the registration statement has been signed below by the following persons in the capacities indicated on this 29th day of April, 2005.


W. G. JURGENSEN
----------------------------------------------------------------------------
W. G. Jurgensen
Chairperson of the Board and Chief Executive Officer

MARK R. THRESHER
----------------------------------------------------------------------------
Mark R. Thresher
Vice Chairperson of the Board

PETER A. GOLATO
----------------------------------------------------------------------------
Peter A Golato
Director and President

M. EILEEN KENNEDY
----------------------------------------------------------------------------
M. Eileen Kennedy
Director and Senior Vice President and Assistant Treasurer

RICHARD A. KARAS
----------------------------------------------------------------------------
Richard A. Karas
Director

ROBERT A. ROSHOLT
----------------------------------------------------------------------------
Robert A. Rosholt
Director

R. Clay THOMPSON
----------------------------------------------------------------------------
R. Clay Thompson
Director

                                                  By: /s/ JAMIE RUFF CASTO

                                     -------------------------------------------

                                                         Jamie Ruff Casto
                                                         Attorney-in-Fact